UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                            811-06114

Cavanal Hill Funds
 (Exact name of registrant as specified in charter)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH      43219
(Address of principal executive offices)                                 (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:   1-800-762-7085

Date of fiscal year end: August 31

Date of reporting period: August 31, 2024

Item 1. Reports to Stockholders.

A Shares

AABOX

Bond Fund

Annual Shareholder Report

August 31, 2024

Fund Overview

This Annual shareholder report contains important information about Bond Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Shares	$73	0.70%

How did the Fund perform last year?

We extended duration to match the index as we expect rates to decline. This was largely beneficial. Efforts to increase credit quality were not as beneficial as credit spreads tightened over the past 12 months. However, with credit spreads approaching historical lows and the economy slowing, we expect higher-quality paper to outperform. The Bond Fund outperformed its benchmark (Bloomberg U.S. Aggregate Bond Index) for the year, benefiting from exposure to higher-yielding non-agency asset-backed securities and non-agency mortgage-backed securities, along with an increasing weight to agency MBS. An overweight to credit also contributed to performance as spreads tightened. A lack of exposure to lower-quality (BBB) corporates detracted, along with exposure to shorter-duration taxable municipals. We will look to increase duration during market pullbacks and to increase the portfolio’s liquidity. Should the economy continue to slow, less liquid securities, especially longer durations, are likely to underperform. With credit spreads nearing historic tight levels, we expect credit to underperform. If so, we will look to increase the Fund’s credit profile.

Value of a $10,000 Investment

	Bond Fund (A Shares)	Bloomberg U.S. Aggregate Bond Index	Lipper Core Bond Funds Average
Aug 14	$10,000	$10,000	$10,000
Aug 15	$10,142	$10,155	$10,115
Aug 16	$10,550	$10,761	$10,753
Aug 17	$10,502	$10,814	$10,878
Aug 18	$10,363	$10,701	$10,758
Aug 19	$11,308	$11,789	$11,852
Aug 20	$11,881	$12,553	$12,666
Aug 21	$11,923	$12,542	$12,819
Aug 22	$10,537	$11,098	$11,296
Aug 23	$10,387	$10,965	$11,213
Aug 24	$11,170	$11,765	$12,107

Average Annual Total Returns

	1 Year	5 Year	10 Year
A Shares	7.53%	-0.25%	1.11%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%
Lipper Core Bond Funds Average	7.97%	0.43%	1.93%

Fund Statistics

Net Assets	$123,466,101
Number of Portfolio Holdings	182
Net Investment Advisory Fees	$240,009
Portfolio Turnover Rate	36%

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

(as of 8/31/2024)

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

U.S. Treasury Bonds	13.2%
U.S. Treasury Notes	4.1%
U.S. Treasury Bonds	2.6%
Sonic Capital LLC, Series 2020-1A, Class A2I	1.8%
Broadcom, Inc.	1.7%
Bank of America Corp.	1.6%
Fannie Mae REMIC, Series 2023-16, Class VE	1.5%
SBA Tower Trust	1.4%
U.S. Treasury Notes	1.4%
The University of Oklahoma Revenue	1.3%

Credit Rating

Value	Value
BBB-	2.71%
AAA	3.71%
A+	3.83%
A	3.85%
A-	4.31%
BBB	7.04%
AA+	13.35%
NR	20.59%
A-1+	36.26%
Other	4.02%

Portfolio Composition

Asset Backed Securities	17.8%
Mortgage Backed Securities	25.0%
Commercial Mortgage Backed Securities	1.1%
Corporate Bonds	19.1%
Taxable Municipal Bonds	7.9%
U.S. Government Agency Securities	6.6%
U.S. Treasury Obligations	21.3%
Investment in Affiliates	0.9%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

A Shares

AABOX

Bond Fund

Annual Shareholder Report

August 31, 2024

Institutional Shares

AIBNX

Bond Fund

Annual Shareholder Report

August 31, 2024

Fund Overview

This Annual shareholder report contains important information about Bond Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$47	0.45%

How did the Fund perform last year?

We extended duration to match the index as we expect rates to decline. This was largely beneficial. Efforts to increase credit quality were not as beneficial as credit spreads tightened over the past 12 months. However, with credit spreads approaching historical lows and the economy slowing, we expect higher-quality paper to outperform. The Bond Fund outperformed its benchmark (Bloomberg U.S. Aggregate Bond Index) for the year, benefiting from exposure to higher-yielding non-agency asset-backed securities and non-agency mortgage-backed securities, along with an increasing weight to agency MBS. An overweight to credit also contributed to performance as spreads tightened. A lack of exposure to lower-quality (BBB) corporates detracted, along with exposure to shorter-duration taxable municipals. We will look to increase duration during market pullbacks and to increase the portfolio’s liquidity. Should the economy continue to slow, less liquid securities, especially longer durations, are likely to underperform. With credit spreads nearing historic tight levels, we expect credit to underperform. If so, we will look to increase the Fund’s credit profile.

Value of a $10,000 Investment

	Bond Fund (Institutional Shares)	Bloomberg U.S. Aggregate Bond Index	Lipper Core Bond Funds Average
Aug 14	$10,000	$10,000	$10,000
Aug 15	$10,168	$10,155	$10,115
Aug 16	$10,614	$10,761	$10,753
Aug 17	$10,570	$10,814	$10,878
Aug 18	$10,467	$10,701	$10,758
Aug 19	$11,439	$11,789	$11,852
Aug 20	$12,049	$12,553	$12,666
Aug 21	$12,110	$12,542	$12,819
Aug 22	$10,736	$11,098	$11,296
Aug 23	$10,609	$10,965	$11,213
Aug 24	$11,437	$11,765	$12,107

Average Annual Total Returns

	1 Year	5 Year	10 Year
Institutional Shares	7.81%	0.00%	1.35%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%
Lipper Core Bond Funds Average	7.97%	0.43%	1.93%

Fund Statistics

Net Assets	$123,466,101
Number of Portfolio Holdings	182
Net Investment Advisory Fees	$240,009
Portfolio Turnover Rate	36%

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

(as of 8/31/2024)

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

U.S. Treasury Bonds	13.2%
U.S. Treasury Notes	4.1%
U.S. Treasury Bonds	2.6%
Sonic Capital LLC, Series 2020-1A, Class A2I	1.8%
Broadcom, Inc.	1.7%
Bank of America Corp.	1.6%
Fannie Mae REMIC, Series 2023-16, Class VE	1.5%
SBA Tower Trust	1.4%
U.S. Treasury Notes	1.4%
The University of Oklahoma Revenue	1.3%

Credit Rating

Value	Value
BBB-	2.71%
AAA	3.71%
A+	3.83%
A	3.85%
A-	4.31%
BBB	7.04%
AA+	13.35%
NR	20.59%
A-1+	36.26%
Other	4.02%

Portfolio Composition

Asset Backed Securities	17.8%
Mortgage Backed Securities	25.0%
Commercial Mortgage Backed Securities	1.1%
Corporate Bonds	19.1%
Taxable Municipal Bonds	7.9%
U.S. Government Agency Securities	6.6%
U.S. Treasury Obligations	21.3%
Investment in Affiliates	0.9%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Institutional Shares

AIBNX

Bond Fund

Annual Shareholder Report

August 31, 2024

Investor Shares

APBDX

Bond Fund

Annual Shareholder Report

August 31, 2024

Fund Overview

This Annual shareholder report contains important information about Bond Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$73	0.69%

How did the Fund perform last year?

We extended duration to match the index as we expect rates to decline. This was largely beneficial. Efforts to increase credit quality were not as beneficial as credit spreads tightened over the past 12 months. However, with credit spreads approaching historical lows and the economy slowing, we expect higher-quality paper to outperform. The Bond Fund outperformed its benchmark (Bloomberg U.S. Aggregate Bond Index) for the year, benefiting from exposure to higher-yielding non-agency asset-backed securities and non-agency mortgage-backed securities, along with an increasing weight to agency MBS. An overweight to credit also contributed to performance as spreads tightened. A lack of exposure to lower-quality (BBB) corporates detracted, along with exposure to shorter-duration taxable municipals. We will look to increase duration during market pullbacks and to increase the portfolio’s liquidity. Should the economy continue to slow, less liquid securities, especially longer durations, are likely to underperform. With credit spreads nearing historic tight levels, we expect credit to underperform. If so, we will look to increase the Fund’s credit profile.

Value of a $10,000 Investment

	Bond Fund (Investor Shares)	Bloomberg U.S. Aggregate Bond Index	Lipper Core Bond Funds Average
Aug 14	$10,000	$10,000	$10,000
Aug 15	$10,140	$10,155	$10,115
Aug 16	$10,579	$10,761	$10,753
Aug 17	$10,518	$10,814	$10,878
Aug 18	$10,378	$10,701	$10,758
Aug 19	$11,308	$11,789	$11,852
Aug 20	$11,881	$12,553	$12,666
Aug 21	$11,924	$12,542	$12,819
Aug 22	$10,537	$11,098	$11,296
Aug 23	$10,388	$10,965	$11,213
Aug 24	$11,170	$11,765	$12,107

Average Annual Total Returns

	1 Year	5 Year	10 Year
Investor Shares	7.53%	-0.25%	1.11%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%
Lipper Core Bond Funds Average	7.97%	0.43%	1.93%

Fund Statistics

Net Assets	$123,466,101
Number of Portfolio Holdings	182
Net Investment Advisory Fees	$240,009
Portfolio Turnover Rate	36%

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

(as of 8/31/2024)

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

U.S. Treasury Bonds	13.2%
U.S. Treasury Notes	4.1%
U.S. Treasury Bonds	2.6%
Sonic Capital LLC, Series 2020-1A, Class A2I	1.8%
Broadcom, Inc.	1.7%
Bank of America Corp.	1.6%
Fannie Mae REMIC, Series 2023-16, Class VE	1.5%
SBA Tower Trust	1.4%
U.S. Treasury Notes	1.4%
The University of Oklahoma Revenue	1.3%

Credit Rating

Value	Value
BBB-	2.71%
AAA	3.71%
A+	3.83%
A	3.85%
A-	4.31%
BBB	7.04%
AA+	13.35%
NR	20.59%
A-1+	36.26%
Other	4.02%

Portfolio Composition

Asset Backed Securities	17.8%
Mortgage Backed Securities	25.0%
Commercial Mortgage Backed Securities	1.1%
Corporate Bonds	19.1%
Taxable Municipal Bonds	7.9%
U.S. Government Agency Securities	6.6%
U.S. Treasury Obligations	21.3%
Investment in Affiliates	0.9%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Investor Shares

APBDX

Bond Fund

Annual Shareholder Report

August 31, 2024

Administrative Shares

APCXX

Government Securities Money Market Fund

Annual Shareholder Report

August 31, 2024

Fund Overview

This Annual shareholder report contains important information about Government Securities Money Market Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Shares	$71	0.69%

How did the Fund perform last year?

After a clear signal from Fed Chair Jerome Powell that interest rate cuts were imminent, we extended the Funds’ duration to slow the pace of inevitable yield decline by focusing on fixed-rate Treasuries and Agencies. The weighted average maturity (WAM) of our Government Securities Fund is a few days longer than the average while our Treasury Fund’s WAM is a few days shorter. Longer durations will typically outperform the market in declining interest rate environments. Securities purchased as late as the middle of July will have the best and most enduring impact on Fund performance as positive Consumer Price Index data released then sparked a Treasury market rally. Subsequently, any securities purchased after this rally must be weighed against the Fed’s anticipated interest rate decision and the spread benefit that it is expected to create. Markets tend to have exaggerated expectations. We continue to add duration carefully to avoid overpaying for securities as those expectations revert to the mean.

Value of a $10,000 Investment

Government Securities Money Market Fund (Administrative Shares)
Aug 14	$10,000
Aug 15	$10,001
Aug 16	$10,002
Aug 17	$10,016
Aug 18	$10,107
Aug 19	$10,286
Aug 20	$10,350
Aug 21	$10,351
Aug 22	$10,380
Aug 23	$10,781
Aug 24	$11,298

Average Annual Total Returns

	1 Year	5 Year	10 Year
Administrative Shares	4.80%	1.89%	1.23%

Fund Statistics

Net Assets	$2,747,357,730
Number of Portfolio Holdings	34
Net Investment Advisory Fees	$1,321,857

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

(as of 8/31/2024)

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

U.S. Treasury Bills	7.3%
Federal Farm Credit Banks Funding Corp.	3.6%
Federal Farm Credit Banks Funding Corp.	3.6%
Federal Farm Credit Banks Funding Corp.	3.6%
Federal Farm Credit Banks Funding Corp.	3.6%
Federal Farm Credit Banks Funding Corp.	2.7%
Federal Farm Credit Banks Funding Corp.	1.9%
Federal Farm Credit Banks Funding Corp.	1.8%
Federal Farm Credit Banks Funding Corp.	1.8%
Federal Farm Credit Banks Funding Corp.	1.8%

Credit Rating

Value	Value
AAA	6.23%
A-1+	93.81%

Portfolio Composition

U.S. Government Agency Securities	37.8%
U.S. Treasury Obligations	12.7%
Repurchase Agreements	43.3%
Investment Companies	6.2%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Administrative Shares

APCXX

Government Securities Money Market Fund

Annual Shareholder Report

August 31, 2024

Institutional Shares

APHXX

Government Securities Money Market Fund

Annual Shareholder Report

August 31, 2024

Fund Overview

This Annual shareholder report contains important information about Government Securities Money Market Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$28	0.27%

How did the Fund perform last year?

After a clear signal from Fed Chair Jerome Powell that interest rate cuts were imminent, we extended the Funds’ duration to slow the pace of inevitable yield decline by focusing on fixed-rate Treasuries and Agencies. The weighted average maturity (WAM) of our Government Securities Fund is a few days longer than the average while our Treasury Fund’s WAM is a few days shorter. Longer durations will typically outperform the market in declining interest rate environments. Securities purchased as late as the middle of July will have the best and most enduring impact on Fund performance as positive Consumer Price Index data released then sparked a Treasury market rally. Subsequently, any securities purchased after this rally must be weighed against the Fed’s anticipated interest rate decision and the spread benefit that it is expected to create. Markets tend to have exaggerated expectations. We continue to add duration carefully to avoid overpaying for securities as those expectations revert to the mean.

Value of a $10,000 Investment

Government Securities Money Market Fund (Institutional Shares)
Aug 14	$10,000
Aug 15	$10,001
Aug 16	$10,006
Aug 17	$10,043
Aug 18	$10,164
Aug 19	$10,373
Aug 20	$10,458
Aug 21	$10,459
Aug 22	$10,498
Aug 23	$10,937
Aug 24	$11,510

Average Annual Total Returns

	1 Year	5 Year	10 Year
Institutional Shares	5.24%	2.10%	1.42%

Fund Statistics

Net Assets	$2,747,357,730
Number of Portfolio Holdings	34
Net Investment Advisory Fees	$1,321,857

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

(as of 8/31/2024)

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

U.S. Treasury Bills	7.3%
Federal Farm Credit Banks Funding Corp.	3.6%
Federal Farm Credit Banks Funding Corp.	3.6%
Federal Farm Credit Banks Funding Corp.	3.6%
Federal Farm Credit Banks Funding Corp.	3.6%
Federal Farm Credit Banks Funding Corp.	2.7%
Federal Farm Credit Banks Funding Corp.	1.9%
Federal Farm Credit Banks Funding Corp.	1.8%
Federal Farm Credit Banks Funding Corp.	1.8%
Federal Farm Credit Banks Funding Corp.	1.8%

Credit Rating

Value	Value
AAA	6.23%
A-1+	93.81%

Portfolio Composition

U.S. Government Agency Securities	37.8%
U.S. Treasury Obligations	12.7%
Repurchase Agreements	43.3%
Investment Companies	6.2%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Institutional Shares

APHXX

Government Securities Money Market Fund

Annual Shareholder Report

August 31, 2024

Premier Shares

APPXX

Government Securities Money Market Fund

Annual Shareholder Report

August 31, 2024

Fund Overview

This Annual shareholder report contains important information about Government Securities Money Market Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Shares	$71	0.69%

How did the Fund perform last year?

After a clear signal from Fed Chair Jerome Powell that interest rate cuts were imminent, we extended the Funds’ duration to slow the pace of inevitable yield decline by focusing on fixed-rate Treasuries and Agencies. The weighted average maturity (WAM) of our Government Securities Fund is a few days longer than the average while our Treasury Fund’s WAM is a few days shorter. Longer durations will typically outperform the market in declining interest rate environments. Securities purchased as late as the middle of July will have the best and most enduring impact on Fund performance as positive Consumer Price Index data released then sparked a Treasury market rally. Subsequently, any securities purchased after this rally must be weighed against the Fed’s anticipated interest rate decision and the spread benefit that it is expected to create. Markets tend to have exaggerated expectations. We continue to add duration carefully to avoid overpaying for securities as those expectations revert to the mean.

Value of a $10,000 Investment

Government Securities Money Market Fund (Premier Shares)
Aug 14	$10,000
Aug 15	$10,001
Aug 16	$10,008
Aug 17	$10,048
Aug 18	$10,172
Aug 19	$10,384
Aug 20	$10,472
Aug 21	$10,473
Aug 22	$10,513
Aug 23	$10,948
Aug 24	$11,473

Average Annual Total Returns

	1 Year	5 Year	10 Year
Premier Shares	4.79%	2.01%	1.38%

Fund Statistics

Net Assets	$2,747,357,730
Number of Portfolio Holdings	34
Net Investment Advisory Fees	$1,321,857

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

(as of 8/31/2024)

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

U.S. Treasury Bills	7.3%
Federal Farm Credit Banks Funding Corp.	3.6%
Federal Farm Credit Banks Funding Corp.	3.6%
Federal Farm Credit Banks Funding Corp.	3.6%
Federal Farm Credit Banks Funding Corp.	3.6%
Federal Farm Credit Banks Funding Corp.	2.7%
Federal Farm Credit Banks Funding Corp.	1.9%
Federal Farm Credit Banks Funding Corp.	1.8%
Federal Farm Credit Banks Funding Corp.	1.8%
Federal Farm Credit Banks Funding Corp.	1.8%

Credit Rating

Value	Value
AAA	6.23%
A-1+	93.81%

Portfolio Composition

U.S. Government Agency Securities	37.8%
U.S. Treasury Obligations	12.7%
Repurchase Agreements	43.3%
Investment Companies	6.2%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Premier Shares

APPXX

Government Securities Money Market Fund

Annual Shareholder Report

August 31, 2024

Select Shares

APSXX

Government Securities Money Market Fund

Annual Shareholder Report

August 31, 2024

Fund Overview

This Annual shareholder report contains important information about Government Securities Money Market Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Shares	$20	0.19%

How did the Fund perform last year?

After a clear signal from Fed Chair Jerome Powell that interest rate cuts were imminent, we extended the Funds’ duration to slow the pace of inevitable yield decline by focusing on fixed-rate Treasuries and Agencies. The weighted average maturity (WAM) of our Government Securities Fund is a few days longer than the average while our Treasury Fund’s WAM is a few days shorter. Longer durations will typically outperform the market in declining interest rate environments. Securities purchased as late as the middle of July will have the best and most enduring impact on Fund performance as positive Consumer Price Index data released then sparked a Treasury market rally. Subsequently, any securities purchased after this rally must be weighed against the Fed’s anticipated interest rate decision and the spread benefit that it is expected to create. Markets tend to have exaggerated expectations. We continue to add duration carefully to avoid overpaying for securities as those expectations revert to the mean.

Value of a $10,000 Investment

Government Securities Money Market Fund (Select Shares)
Sep 16	$10,000
Aug 17	$10,045
Aug 18	$10,173
Aug 19	$10,391
Aug 20	$10,484
Aug 21	$10,485
Aug 22	$10,527
Aug 23	$10,977
Aug 24	$11,561

Average Annual Total Returns

	1 Year	5 Year	Since Inception
Select Shares	5.32%	2.16%	1.84%

Fund Statistics

Net Assets	$2,747,357,730
Number of Portfolio Holdings	34
Net Investment Advisory Fees	$1,321,857

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

(as of 8/31/2024)

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

U.S. Treasury Bills	7.3%
Federal Farm Credit Banks Funding Corp.	3.6%
Federal Farm Credit Banks Funding Corp.	3.6%
Federal Farm Credit Banks Funding Corp.	3.6%
Federal Farm Credit Banks Funding Corp.	3.6%
Federal Farm Credit Banks Funding Corp.	2.7%
Federal Farm Credit Banks Funding Corp.	1.9%
Federal Farm Credit Banks Funding Corp.	1.8%
Federal Farm Credit Banks Funding Corp.	1.8%
Federal Farm Credit Banks Funding Corp.	1.8%

Credit Rating

Value	Value
AAA	6.23%
A-1+	93.81%

Portfolio Composition

U.S. Government Agency Securities	37.8%
U.S. Treasury Obligations	12.7%
Repurchase Agreements	43.3%
Investment Companies	6.2%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Select Shares

APSXX

Government Securities Money Market Fund

Annual Shareholder Report

August 31, 2024

A Shares

AALIX

Hedged Income Fund

Annual Shareholder Report

August 31, 2024

Fund Overview

This Annual shareholder report contains important information about Hedged Income Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Shares	$142	1.35%

How did the Fund perform last year?

Early in 2024, we increased the Fund’s active risk to growth stocks, sacrificing dividend yield to increase the Fund’s total return potential. We also reduced the notional value of the Fund’s put options to allow for more upside capture as the market rallied. Both tactics added to performance. The Fund underperformed its benchmark (CBOE S&P 500 BuyWrite Index). Most of that occurred in August 2024, when the Fund trailed its benchmark by 2.0% as a result of the Fund’s overweight to the energy sector and poor stockpicking in industrials. Key contributors to performance were stock picking in energy and health care while major detractors included overweights to energy and materials, an underweight to technology, and stock picking in the consumer discretionary and consumer staples sectors. Earlier this year, we removed some of the Fund’s defensive posturing in anticipation of a soft landing. Following this year’s rally, we see risk and reward as balanced based on weakening economic data. The Fund is positioned as such, with a moderate amount of notional put coverage and muted active risk with regard to investment style and cyclical stocks.

Value of a $10,000 Investment

	Hedged Income Fund (A Shares)	CBOE S&P 500 BuyWrite Index	S&P 500 Index
Dec 20	$10,000	$10,000	$10,000
Aug 21	$10,877	$11,494	$12,227
Aug 22	$10,170	$10,735	$10,855
Aug 23	$10,852	$11,812	$12,585
Aug 24	$11,977	$13,413	$16,000

Average Annual Total Returns

	1 Year	Since Inception
A Shares	10.36%	5.03%
CBOE S&P 500 BuyWrite Index	13.55%	8.32%
S&P 500 Index	27.14%	13.65%

Fund Statistics

Net Assets	$28,167,401
Number of Portfolio Holdings	67
Net Investment Advisory Fees	$232,682
Portfolio Turnover Rate	44%

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

(as of 8/31/2024)

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

Apple, Inc.	6.8%
Microsoft Corp.	5.6%
JPMorgan Chase & Co.	5.0%
Broadcom, Inc.	4.6%
Emerson Electric Co.	4.1%
Merck & Co., Inc.	3.9%
Amazon.com, Inc.	3.7%
Dow, Inc.	3.6%
AstraZeneca PLC	3.5%
Phillips 66	3.5%

Sector Allocation

Value	Value
Utilities	3.0%
Materials	3.6%
Consumer Staples	4.8%
Communication Services	6.2%
Energy	6.5%
Industrials	8.9%
Consumer Discretionary	9.6%
Financials	15.0%
Health Care	16.6%
Information Technology	26.5%

Portfolio Composition

Common Stocks	103.0%
Purchased Options	0.7%
Investment in Affiliates	1.2%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

A Shares

AALIX

Hedged Income Fund

Annual Shareholder Report

August 31, 2024

Institutional Shares

AILIX

Hedged Income Fund

Annual Shareholder Report

August 31, 2024

Fund Overview

This Annual shareholder report contains important information about Hedged Income Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$116	1.10%

How did the Fund perform last year?

Early in 2024, we increased the Fund’s active risk to growth stocks, sacrificing dividend yield to increase the Fund’s total return potential. We also reduced the notional value of the Fund’s put options to allow for more upside capture as the market rallied. Both tactics added to performance. The Fund underperformed its benchmark (CBOE S&P 500 BuyWrite Index). Most of that occurred in August 2024, when the Fund trailed its benchmark by 2.0% as a result of the Fund’s overweight to the energy sector and poor stockpicking in industrials. Key contributors to performance were stock picking in energy and health care while major detractors included overweights to energy and materials, an underweight to technology, and stock picking in the consumer discretionary and consumer staples sectors. Earlier this year, we removed some of the Fund’s defensive posturing in anticipation of a soft landing. Following this year’s rally, we see risk and reward as balanced based on weakening economic data. The Fund is positioned as such, with a moderate amount of notional put coverage and muted active risk with regard to investment style and cyclical stocks.

Value of a $10,000 Investment

	Hedged Income Fund (Institutional Shares)	CBOE S&P 500 BuyWrite Index	S&P 500 Index
Dec 20	$10,000	$10,000	$10,000
Aug 21	$10,904	$11,494	$12,227
Aug 22	$10,216	$10,735	$10,855
Aug 23	$10,923	$11,812	$12,585
Aug 24	$12,106	$13,413	$16,000

Average Annual Total Returns

	1 Year	Since Inception
Institutional Shares	10.83%	5.34%
CBOE S&P 500 BuyWrite Index	13.55%	8.32%
S&P 500 Index	27.14%	13.65%

Fund Statistics

Net Assets	$28,167,401
Number of Portfolio Holdings	67
Net Investment Advisory Fees	$232,682
Portfolio Turnover Rate	44%

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

(as of 8/31/2024)

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

Apple, Inc.	6.8%
Microsoft Corp.	5.6%
JPMorgan Chase & Co.	5.0%
Broadcom, Inc.	4.6%
Emerson Electric Co.	4.1%
Merck & Co., Inc.	3.9%
Amazon.com, Inc.	3.7%
Dow, Inc.	3.6%
AstraZeneca PLC	3.5%
Phillips 66	3.5%

Sector Allocation

Value	Value
Utilities	3.0%
Materials	3.6%
Consumer Staples	4.8%
Communication Services	6.2%
Energy	6.5%
Industrials	8.9%
Consumer Discretionary	9.6%
Financials	15.0%
Health Care	16.6%
Information Technology	26.5%

Portfolio Composition

Common Stocks	103.0%
Purchased Options	0.7%
Investment in Affiliates	1.2%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Institutional Shares

AILIX

Hedged Income Fund

Annual Shareholder Report

August 31, 2024

Investor Shares

APLIX

Hedged Income Fund

Annual Shareholder Report

August 31, 2024

Fund Overview

This Annual shareholder report contains important information about Hedged Income Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$142	1.35%

How did the Fund perform last year?

Early in 2024, we increased the Fund’s active risk to growth stocks, sacrificing dividend yield to increase the Fund’s total return potential. We also reduced the notional value of the Fund’s put options to allow for more upside capture as the market rallied. Both tactics added to performance. The Fund underperformed its benchmark (CBOE S&P 500 BuyWrite Index). Most of that occurred in August 2024, when the Fund trailed its benchmark by 2.0% as a result of the Fund’s overweight to the energy sector and poor stockpicking in industrials. Key contributors to performance were stock picking in energy and health care while major detractors included overweights to energy and materials, an underweight to technology, and stock picking in the consumer discretionary and consumer staples sectors. Earlier this year, we removed some of the Fund’s defensive posturing in anticipation of a soft landing. Following this year’s rally, we see risk and reward as balanced based on weakening economic data. The Fund is positioned as such, with a moderate amount of notional put coverage and muted active risk with regard to investment style and cyclical stocks.

Value of a $10,000 Investment

	Hedged Income Fund (Investor Shares)	CBOE S&P 500 BuyWrite Index	S&P 500 Index
Dec 20	$10,000	$10,000	$10,000
Aug 21	$10,879	$11,494	$12,227
Aug 22	$10,176	$10,735	$10,855
Aug 23	$10,848	$11,812	$12,585
Aug 24	$11,993	$13,413	$16,000

Average Annual Total Returns

	1 Year	Since Inception
Investor Shares	10.55%	5.07%
CBOE S&P 500 BuyWrite Index	13.55%	8.32%
S&P 500 Index	27.14%	13.65%

Fund Statistics

Net Assets	$28,167,401
Number of Portfolio Holdings	67
Net Investment Advisory Fees	$232,682
Portfolio Turnover Rate	44%

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

(as of 8/31/2024)

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

Apple, Inc.	6.8%
Microsoft Corp.	5.6%
JPMorgan Chase & Co.	5.0%
Broadcom, Inc.	4.6%
Emerson Electric Co.	4.1%
Merck & Co., Inc.	3.9%
Amazon.com, Inc.	3.7%
Dow, Inc.	3.6%
AstraZeneca PLC	3.5%
Phillips 66	3.5%

Sector Allocation

Value	Value
Utilities	3.0%
Materials	3.6%
Consumer Staples	4.8%
Communication Services	6.2%
Energy	6.5%
Industrials	8.9%
Consumer Discretionary	9.6%
Financials	15.0%
Health Care	16.6%
Information Technology	26.5%

Portfolio Composition

Common Stocks	103.0%
Purchased Options	0.7%
Investment in Affiliates	1.2%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Investor Shares

APLIX

Hedged Income Fund

Annual Shareholder Report

August 31, 2024

A Shares

AASTX

Limited Duration Fund

Annual Shareholder Report

August 31, 2024

Fund Overview

This Annual shareholder report contains important information about Limited Duration Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Shares	$109	1.05%

How did the Fund perform last year?

We maintained a heavy overweight to credit, particularly non-agency asset-backed securities (ABS). The excess yield on the securities was coupled with broad spread tightening over the period, leading to strong returns. The Limited Duration Fund outperformed its benchmark (Bloomberg U.S. Aggregate Bond Index) for the year. Exposure to higher-yielding, non-agency ABS and non-agency mortgage-backed securities benefited the portfolio, as did a longer-than-benchmark duration as interest rates fell. Broad spread tightening and an overweight to credit also contributed to performance as some of the Fund’s corporate positions performed very well. The main detractor from Fund relative performance was an underweight to the corporate sector as corporate bonds were very strong for the period. We will look to increase duration during market pullbacks and to increase the portfolio’s liquidity. Should the economy continue to slow, less liquid securities, especially longer durations, are likely to underperform. With credit spreads nearing historic tight levels, we expect credit to underperform. If so, we will look to increase the Fund’s credit profile.

Value of a $10,000 Investment

	Limited Duration Fund (A Shares)	Bloomberg U.S. Aggregate Bond Index	ICE BofA ML 1-5 Year US Corporate/Government Index
Aug 14	$10,000	$10,000	$10,000
Aug 15	$10,072	$10,155	$10,133
Aug 16	$10,195	$10,761	$10,379
Aug 17	$10,341	$10,814	$10,476
Aug 18	$10,355	$10,701	$10,437
Aug 19	$10,828	$11,789	$11,061
Aug 20	$11,231	$12,553	$11,577
Aug 21	$11,278	$12,542	$11,628
Aug 22	$10,643	$11,098	$10,952
Aug 23	$10,763	$10,965	$11,084
Aug 24	$11,587	$11,765	$11,827

Average Annual Total Returns

	1 Year	5 Year	10 Year
A Shares	7.66%	1.37%	1.48%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%
ICE BofA ML 1-5 Year US Corporate/Government Index	6.71%	1.35%	1.69%

Fund Statistics

Net Assets	$38,159,387
Number of Portfolio Holdings	267
Net Investment Advisory Fees	$48,128
Portfolio Turnover Rate	18%

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

(as of 8/31/2024)

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

U.S. Treasury Notes	3.0%
The Western Union Co.	3.0%
The Goldman Sachs Group, Inc.	2.9%
Southtrust Bank	2.8%
Flexential Issuer, Series 2021-1A, Class A2	2.7%
U.S. Treasury Notes	2.5%
Goodgreen Trust, Series 2020-1A, Class A	2.5%
Federal Farm Credit Banks Funding Corp.	2.3%
Truist Financial Corp., Series N	2.1%
BAT Capital Corp.	2.1%

Credit Rating

Value	Value
A+	2.39%
A	3.85%
BBB-	5.74%
BBB+	10.06%
BBB	10.51%
AA+	11.73%
A-1+	25.40%
NR	25.62%
Other	4.22%

Portfolio Composition

Asset Backed Securities	28.2%
Mortgage Backed Securities	23.7%
Commercial Mortgage Backed Securities	0.1%
Corporate Bonds	21.0%
Taxable Municipal Bonds	0.8%
U.S. Government Agency Securities	10.5%
U.S. Treasury Obligations	11.5%
Investment in Affiliates	3.7%

Material Fund Changes

Effective August 5, 2024, the Adviser has contractually agreed to waive fees or reimburse expenses so that expenses do not exceed 0.50% of average daily net assets, plus class specific fees, through December 31, 2025.  Prior to August 5, 2024, there was not an expense limitation for the Fund.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

A Shares

AASTX

Limited Duration Fund

Annual Shareholder Report

August 31, 2024

Institutional Shares

AISTX

Limited Duration Fund

Annual Shareholder Report

August 31, 2024

Fund Overview

This Annual shareholder report contains important information about Limited Duration Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$76	0.73%

How did the Fund perform last year?

We maintained a heavy overweight to credit, particularly non-agency asset-backed securities (ABS). The excess yield on the securities was coupled with broad spread tightening over the period, leading to strong returns. The Limited Duration Fund outperformed its benchmark (Bloomberg U.S. Aggregate Bond Index) for the year. Exposure to higher-yielding, non-agency ABS and non-agency mortgage-backed securities benefited the portfolio, as did a longer-than-benchmark duration as interest rates fell. Broad spread tightening and an overweight to credit also contributed to performance as some of the Fund’s corporate positions performed very well. The main detractor from Fund relative performance was an underweight to the corporate sector as corporate bonds were very strong for the period. We will look to increase duration during market pullbacks and to increase the portfolio’s liquidity. Should the economy continue to slow, less liquid securities, especially longer durations, are likely to underperform. With credit spreads nearing historic tight levels, we expect credit to underperform. If so, we will look to increase the Fund’s credit profile.

Value of a $10,000 Investment

	Limited Duration Fund (Institutional Shares)	Bloomberg U.S. Aggregate Bond Index	ICE BofA ML 1-5 Year US Corporate/Government Index
Aug 14	$10,000	$10,000	$10,000
Aug 15	$10,097	$10,155	$10,133
Aug 16	$10,247	$10,761	$10,379
Aug 17	$10,420	$10,814	$10,476
Aug 18	$10,459	$10,701	$10,437
Aug 19	$10,976	$11,789	$11,061
Aug 20	$11,401	$12,553	$11,577
Aug 21	$11,475	$12,542	$11,628
Aug 22	$10,843	$11,098	$10,952
Aug 23	$11,013	$10,965	$11,084
Aug 24	$11,896	$11,765	$11,827

Average Annual Total Returns

	1 Year	5 Year	10 Year
Institutional Shares	8.02%	1.62%	1.75%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%
ICE BofA ML 1-5 Year US Corporate/Government Index	6.71%	1.35%	1.69%

Fund Statistics

Net Assets	$38,159,387
Number of Portfolio Holdings	267
Net Investment Advisory Fees	$48,128
Portfolio Turnover Rate	18%

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

(as of 8/31/2024)

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

U.S. Treasury Notes	3.0%
The Western Union Co.	3.0%
The Goldman Sachs Group, Inc.	2.9%
Southtrust Bank	2.8%
Flexential Issuer, Series 2021-1A, Class A2	2.7%
U.S. Treasury Notes	2.5%
Goodgreen Trust, Series 2020-1A, Class A	2.5%
Federal Farm Credit Banks Funding Corp.	2.3%
Truist Financial Corp., Series N	2.1%
BAT Capital Corp.	2.1%

Credit Rating

Value	Value
A+	2.39%
A	3.85%
BBB-	5.74%
BBB+	10.06%
BBB	10.51%
AA+	11.73%
A-1+	25.40%
NR	25.62%
Other	4.22%

Portfolio Composition

Asset Backed Securities	28.2%
Mortgage Backed Securities	23.7%
Commercial Mortgage Backed Securities	0.1%
Corporate Bonds	21.0%
Taxable Municipal Bonds	0.8%
U.S. Government Agency Securities	10.5%
U.S. Treasury Obligations	11.5%
Investment in Affiliates	3.7%

Material Fund Changes

Effective August 5, 2024, the Adviser has contractually agreed to waive fees or reimburse expenses so that expenses do not exceed 0.50% of average daily net assets, plus class specific fees, through December 31, 2025.  Prior to August 5, 2024, there was not an expense limitation for the Fund.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Institutional Shares

AISTX

Limited Duration Fund

Annual Shareholder Report

August 31, 2024

Investor Shares

APSTX

Limited Duration Fund

Annual Shareholder Report

August 31, 2024

Fund Overview

This Annual shareholder report contains important information about Limited Duration Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$100	0.96%

How did the Fund perform last year?

We maintained a heavy overweight to credit, particularly non-agency asset-backed securities (ABS). The excess yield on the securities was coupled with broad spread tightening over the period, leading to strong returns. The Limited Duration Fund outperformed its benchmark (Bloomberg U.S. Aggregate Bond Index) for the year. Exposure to higher-yielding, non-agency ABS and non-agency mortgage-backed securities benefited the portfolio, as did a longer-than-benchmark duration as interest rates fell. Broad spread tightening and an overweight to credit also contributed to performance as some of the Fund’s corporate positions performed very well. The main detractor from Fund relative performance was an underweight to the corporate sector as corporate bonds were very strong for the period. We will look to increase duration during market pullbacks and to increase the portfolio’s liquidity. Should the economy continue to slow, less liquid securities, especially longer durations, are likely to underperform. With credit spreads nearing historic tight levels, we expect credit to underperform. If so, we will look to increase the Fund’s credit profile.

Value of a $10,000 Investment

	Limited Duration Fund (Investor Shares)	Bloomberg U.S. Aggregate Bond Index	ICE BofA ML 1-5 Year US Corporate/Government Index
Aug 14	$10,000	$10,000	$10,000
Aug 15	$10,071	$10,155	$10,133
Aug 16	$10,190	$10,761	$10,379
Aug 17	$10,330	$10,814	$10,476
Aug 18	$10,337	$10,701	$10,437
Aug 19	$10,808	$11,789	$11,061
Aug 20	$11,199	$12,553	$11,577
Aug 21	$11,257	$12,542	$11,628
Aug 22	$10,613	$11,098	$10,952
Aug 23	$10,754	$10,965	$11,084
Aug 24	$11,589	$11,765	$11,827

Average Annual Total Returns

	1 Year	5 Year	10 Year
Investor Shares	7.76%	1.40%	1.49%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%
ICE BofA ML 1-5 Year US Corporate/Government Index	6.71%	1.35%	1.69%

Fund Statistics

Net Assets	$38,159,387
Number of Portfolio Holdings	267
Net Investment Advisory Fees	$48,128
Portfolio Turnover Rate	18%

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

(as of 8/31/2024)

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

U.S. Treasury Notes	3.0%
The Western Union Co.	3.0%
The Goldman Sachs Group, Inc.	2.9%
Southtrust Bank	2.8%
Flexential Issuer, Series 2021-1A, Class A2	2.7%
U.S. Treasury Notes	2.5%
Goodgreen Trust, Series 2020-1A, Class A	2.5%
Federal Farm Credit Banks Funding Corp.	2.3%
Truist Financial Corp., Series N	2.1%
BAT Capital Corp.	2.1%

Credit Rating

Value	Value
A+	2.39%
A	3.85%
BBB-	5.74%
BBB+	10.06%
BBB	10.51%
AA+	11.73%
A-1+	25.40%
NR	25.62%
Other	4.22%

Portfolio Composition

Asset Backed Securities	28.2%
Mortgage Backed Securities	23.7%
Commercial Mortgage Backed Securities	0.1%
Corporate Bonds	21.0%
Taxable Municipal Bonds	0.8%
U.S. Government Agency Securities	10.5%
U.S. Treasury Obligations	11.5%
Investment in Affiliates	3.7%

Material Fund Changes

Effective August 5, 2024, the Adviser has contractually agreed to waive fees or reimburse expenses so that expenses do not exceed 0.50% of average daily net assets, plus class specific fees, through December 31, 2025.  Prior to August 5, 2024, there was not an expense limitation for the Fund.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Investor Shares

APSTX

Limited Duration Fund

Annual Shareholder Report

August 31, 2024

A Shares

AAENX

Strategic Enhanced Yield Fund

Annual Shareholder Report

August 31, 2024

Fund Overview

This Annual shareholder report contains important information about Strategic Enhanced Yield Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Shares	$106	1.01%

How did the Fund perform last year?

Starting from a defensive strategy, with a shorter duration than the benchmark and an overweight to emerging market debt (EMD) and high yield securities, we reduced the duration gap and added to the Treasury and Mortgage sectors. The Fund outperformed its benchmark (Bloomberg U.S. Aggregate Bond Index) for the year. The key contributors were emerging market debt and high yield securities. Government-related securities detracted from relative returns. The weakening U.S. labor market and downward trend on inflation continue to push our proprietary Trend Score toward a more neutral position, with a near-certain rate cut in September. We foresee an ongoing decline in the federal funds rate. We maintain our portfolio duration positioning closer to the index, assigning 3%-5% short as a target position. We continue to expect more positive returns for fixed income for the remainder of 2024. Regardless of who wins the 2024 presidential election, we expect the policies of both parties will increase the U.S. deficit. Therefore, we expect the yield curve to continue to normalize over the next three to six months.

Value of a $10,000 Investment

	Strategic Enhanced Yield Fund (A Shares)	Bloomberg U.S. Aggregate Bond Index	Lipper Multi-Sector Income Funds Average
Dec 17	$10,000	$10,000	$10,000
Aug 18	$10,160	$9,941	$10,003
Aug 19	$11,079	$10,953	$10,665
Aug 20	$11,568	$11,662	$11,111
Aug 21	$11,602	$11,652	$11,903
Aug 22	$10,453	$10,310	$10,715
Aug 23	$10,175	$10,187	$10,930
Aug 24	$11,181	$10,930	$12,020

Average Annual Total Returns

	1 Year	5 Year	Since Inception
A Shares	9.89%	0.18%	1.68%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.34%
Lipper Multi-Sector Income Funds Average	9.97%	2.42%	2.79%

Fund Statistics

Net Assets	$14,798,496
Number of Portfolio Holdings	90
Net Investment Advisory Fees	$34,769
Portfolio Turnover Rate	55%

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

(as of 8/31/2024)

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

U.S. Treasury Notes	7.8%
U.S. Treasury Notes	2.4%
U.S. Treasury Bonds	2.3%
U.S. Treasury Notes	2.3%
U.S. Treasury Bonds	2.3%
Brean Asset Backed Securities Trust, Series 2021-RM1, Class M1	1.9%
Fannie Mae	1.8%
U.S. Treasury Bonds	1.8%
Ford Motor Credit Co. LLC	1.8%
Fannie Mae	1.7%

Credit Rating

Value	Value
B+	2.03%
BB+	3.25%
A-	4.06%
BB	4.36%
BBB-	4.67%
BB-	5.12%
BBB+	6.14%
BBB	6.26%
NR	13.74%
A-1+	48.89%
Other	2.54%

Portfolio Composition

Mortgage Backed Securities	21.9%
Corporate Bonds	44.2%
U.S. Treasury Obligations	28.9%
Investment in Affiliates	6.1%

Country Diversification

Value	Value
Other	2.9%
Colombia	1.0%
Panama	1.2%
United Kingdom	1.4%
Netherlands	3.1%
Mexico	3.8%
Luxembourg	4.1%
United States	83.6%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

A Shares

AAENX

Strategic Enhanced Yield Fund

Annual Shareholder Report

August 31, 2024

Institutional Shares

AIENX

Strategic Enhanced Yield Fund

Annual Shareholder Report

August 31, 2024

Fund Overview

This Annual shareholder report contains important information about Strategic Enhanced Yield Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$80	0.76%

How did the Fund perform last year?

Starting from a defensive strategy, with a shorter duration than the benchmark and an overweight to emerging market debt (EMD) and high yield securities, we reduced the duration gap and added to the Treasury and Mortgage sectors. The Fund outperformed its benchmark (Bloomberg U.S. Aggregate Bond Index) for the year. The key contributors were emerging market debt and high yield securities. Government-related securities detracted from relative returns. The weakening U.S. labor market and downward trend on inflation continue to push our proprietary Trend Score toward a more neutral position, with a near-certain rate cut in September. We foresee an ongoing decline in the federal funds rate. We maintain our portfolio duration positioning closer to the index, assigning 3%-5% short as a target position. We continue to expect more positive returns for fixed income for the remainder of 2024. Regardless of who wins the 2024 presidential election, we expect the policies of both parties will increase the U.S. deficit. Therefore, we expect the yield curve to continue to normalize over the next three to six months.

Value of a $10,000 Investment

	Strategic Enhanced Yield Fund (Institutional Shares)	Bloomberg U.S. Aggregate Bond Index	Lipper Multi-Sector Income Funds Average
Dec 17	$10,000	$10,000	$10,000
Aug 18	$10,187	$9,941	$10,003
Aug 19	$11,126	$10,953	$10,665
Aug 20	$11,645	$11,662	$11,111
Aug 21	$11,709	$11,652	$11,903
Aug 22	$10,564	$10,310	$10,715
Aug 23	$10,320	$10,187	$10,930
Aug 24	$11,369	$10,930	$12,020

Average Annual Total Returns

	1 Year	5 Year	Since Inception
Institutional Shares	10.16%	0.43%	1.94%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.34%
Lipper Multi-Sector Income Funds Average	9.97%	2.42%	2.79%

Fund Statistics

Net Assets	$14,798,496
Number of Portfolio Holdings	90
Net Investment Advisory Fees	$34,769
Portfolio Turnover Rate	55%

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

(as of 8/31/2024)

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

U.S. Treasury Notes	7.8%
U.S. Treasury Notes	2.4%
U.S. Treasury Bonds	2.3%
U.S. Treasury Notes	2.3%
U.S. Treasury Bonds	2.3%
Brean Asset Backed Securities Trust, Series 2021-RM1, Class M1	1.9%
Fannie Mae	1.8%
U.S. Treasury Bonds	1.8%
Ford Motor Credit Co. LLC	1.8%
Fannie Mae	1.7%

Credit Rating

Value	Value
B+	2.03%
BB+	3.25%
A-	4.06%
BB	4.36%
BBB-	4.67%
BB-	5.12%
BBB+	6.14%
BBB	6.26%
NR	13.74%
A-1+	48.89%
Other	2.54%

Portfolio Composition

Mortgage Backed Securities	21.9%
Corporate Bonds	44.2%
U.S. Treasury Obligations	28.9%
Investment in Affiliates	6.1%

Country Diversification

Value	Value
Other	2.9%
Colombia	1.0%
Panama	1.2%
United Kingdom	1.4%
Netherlands	3.1%
Mexico	3.8%
Luxembourg	4.1%
United States	83.6%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Institutional Shares

AIENX

Strategic Enhanced Yield Fund

Annual Shareholder Report

August 31, 2024

Investor Shares

APENX

Strategic Enhanced Yield Fund

Annual Shareholder Report

August 31, 2024

Fund Overview

This Annual shareholder report contains important information about Strategic Enhanced Yield Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$106	1.01%

How did the Fund perform last year?

Starting from a defensive strategy, with a shorter duration than the benchmark and an overweight to emerging market debt (EMD) and high yield securities, we reduced the duration gap and added to the Treasury and Mortgage sectors. The Fund outperformed its benchmark (Bloomberg U.S. Aggregate Bond Index) for the year. The key contributors were emerging market debt and high yield securities. Government-related securities detracted from relative returns. The weakening U.S. labor market and downward trend on inflation continue to push our proprietary Trend Score toward a more neutral position, with a near-certain rate cut in September. We foresee an ongoing decline in the federal funds rate. We maintain our portfolio duration positioning closer to the index, assigning 3%-5% short as a target position. We continue to expect more positive returns for fixed income for the remainder of 2024. Regardless of who wins the 2024 presidential election, we expect the policies of both parties will increase the U.S. deficit. Therefore, we expect the yield curve to continue to normalize over the next three to six months.

Value of a $10,000 Investment

	Strategic Enhanced Yield Fund (Investor Shares)	Bloomberg U.S. Aggregate Bond Index	Lipper Multi-Sector Income Funds Average
Dec 17	$10,000	$10,000	$10,000
Aug 18	$10,205	$9,941	$10,003
Aug 19	$11,120	$10,953	$10,665
Aug 20	$11,617	$11,662	$11,111
Aug 21	$11,643	$11,652	$11,903
Aug 22	$10,487	$10,310	$10,715
Aug 23	$10,204	$10,187	$10,930
Aug 24	$11,219	$10,930	$12,020

Average Annual Total Returns

	1 Year	5 Year	Since Inception
Investor Shares	9.94%	0.18%	1.74%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.34%
Lipper Multi-Sector Income Funds Average	9.97%	2.42%	2.79%

Fund Statistics

Net Assets	$14,798,496
Number of Portfolio Holdings	90
Net Investment Advisory Fees	$34,769
Portfolio Turnover Rate	55%

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

(as of 8/31/2024)

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

U.S. Treasury Notes	7.8%
U.S. Treasury Notes	2.4%
U.S. Treasury Bonds	2.3%
U.S. Treasury Notes	2.3%
U.S. Treasury Bonds	2.3%
Brean Asset Backed Securities Trust, Series 2021-RM1, Class M1	1.9%
Fannie Mae	1.8%
U.S. Treasury Bonds	1.8%
Ford Motor Credit Co. LLC	1.8%
Fannie Mae	1.7%

Credit Rating

Value	Value
B+	2.03%
BB+	3.25%
A-	4.06%
BB	4.36%
BBB-	4.67%
BB-	5.12%
BBB+	6.14%
BBB	6.26%
NR	13.74%
A-1+	48.89%
Other	2.54%

Portfolio Composition

Mortgage Backed Securities	21.9%
Corporate Bonds	44.2%
U.S. Treasury Obligations	28.9%
Investment in Affiliates	6.1%

Country Diversification

Value	Value
Other	2.9%
Colombia	1.0%
Panama	1.2%
United Kingdom	1.4%
Netherlands	3.1%
Mexico	3.8%
Luxembourg	4.1%
United States	83.6%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Investor Shares

APENX

Strategic Enhanced Yield Fund

Annual Shareholder Report

August 31, 2024

Administrative Shares

APGXX

U.S. Treasury Fund

Annual Shareholder Report

August 31, 2024

Fund Overview

This Annual shareholder report contains important information about U.S. Treasury Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Shares	$68	0.66%

How did the Fund perform last year?

After a clear signal from Fed Chair Jerome Powell that interest rate cuts were imminent, we extended the Funds’ duration to slow the pace of inevitable yield decline by focusing on fixed-rate Treasuries and Agencies. The weighted average maturity (WAM) of our Government Securities Fund is a few days longer than the average while our Treasury Fund’s WAM is a few days shorter. Longer durations will typically outperform the market in declining interest rate environments. Securities purchased as late as the middle of July will have the best and most enduring impact on Fund performance as positive Consumer Price Index data released then sparked a Treasury market rally. Subsequently, any securities purchased after this rally must be weighed against the Fed’s anticipated interest rate decision and the spread benefit that it is expected to create. Markets tend to have exaggerated expectations. We continue to add duration carefully to avoid overpaying for securities as those expectations revert to the mean.

Value of a $10,000 Investment

U.S. Treasury Fund (Administrative Shares)
Aug 14	$10,000
Aug 15	$10,000
Aug 16	$10,001
Aug 17	$10,009
Aug 18	$10,089
Aug 19	$10,253
Aug 20	$10,309
Aug 21	$10,310
Aug 22	$10,331
Aug 23	$10,715
Aug 24	$11,230

Average Annual Total Returns

	1 Year	5 Year	10 Year
Administrative Shares	4.81%	1.84%	1.17%

Fund Statistics

Net Assets	$1,760,417,769
Number of Portfolio Holdings	17
Net Investment Advisory Fees	$895,445

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

(as of 8/31/2024)

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

U.S. Treasury Bills	8.5%
U.S. Treasury Bills	2.9%
U.S. Treasury Bills	2.8%
U.S. Treasury Bills	2.8%
U.S. Treasury Bills	2.8%
U.S. Treasury Bills	2.7%

Credit Rating

Value	Value
AAA	9.22%
A-1+	91.18%

Portfolio Composition

U.S. Treasury Obligations	22.5%
Repurchase Agreements	68.7%
Investment Companies	9.2%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Administrative Shares

APGXX

U.S. Treasury Fund

Annual Shareholder Report

August 31, 2024

Institutional Shares

APKXX

U.S. Treasury Fund

Annual Shareholder Report

August 31, 2024

Fund Overview

This Annual shareholder report contains important information about U.S. Treasury Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$25	0.24%

How did the Fund perform last year?

After a clear signal from Fed Chair Jerome Powell that interest rate cuts were imminent, we extended the Funds’ duration to slow the pace of inevitable yield decline by focusing on fixed-rate Treasuries and Agencies. The weighted average maturity (WAM) of our Government Securities Fund is a few days longer than the average while our Treasury Fund’s WAM is a few days shorter. Longer durations will typically outperform the market in declining interest rate environments. Securities purchased as late as the middle of July will have the best and most enduring impact on Fund performance as positive Consumer Price Index data released then sparked a Treasury market rally. Subsequently, any securities purchased after this rally must be weighed against the Fed’s anticipated interest rate decision and the spread benefit that it is expected to create. Markets tend to have exaggerated expectations. We continue to add duration carefully to avoid overpaying for securities as those expectations revert to the mean.

Value of a $10,000 Investment

U.S. Treasury Fund (Institutional Shares)
Aug 14	$10,000
Aug 15	$10,000
Aug 16	$10,003
Aug 17	$10,038
Aug 18	$10,160
Aug 19	$10,369
Aug 20	$10,453
Aug 21	$10,453
Aug 22	$10,488
Aug 23	$10,924
Aug 24	$11,497

Average Annual Total Returns

	1 Year	5 Year	10 Year
Institutional Shares	5.25%	2.09%	1.40%

Fund Statistics

Net Assets	$1,760,417,769
Number of Portfolio Holdings	17
Net Investment Advisory Fees	$895,445

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

(as of 8/31/2024)

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

U.S. Treasury Bills	8.5%
U.S. Treasury Bills	2.9%
U.S. Treasury Bills	2.8%
U.S. Treasury Bills	2.8%
U.S. Treasury Bills	2.8%
U.S. Treasury Bills	2.7%

Credit Rating

Value	Value
AAA	9.22%
A-1+	91.18%

Portfolio Composition

U.S. Treasury Obligations	22.5%
Repurchase Agreements	68.7%
Investment Companies	9.2%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Institutional Shares

APKXX

U.S. Treasury Fund

Annual Shareholder Report

August 31, 2024

Select Shares

APNXX

U.S. Treasury Fund

Annual Shareholder Report

August 31, 2024

Fund Overview

This Annual shareholder report contains important information about U.S. Treasury Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Shares	$16	0.16%

How did the Fund perform last year?

After a clear signal from Fed Chair Jerome Powell that interest rate cuts were imminent, we extended the Funds’ duration to slow the pace of inevitable yield decline by focusing on fixed-rate Treasuries and Agencies. The weighted average maturity (WAM) of our Government Securities Fund is a few days longer than the average while our Treasury Fund’s WAM is a few days shorter. Longer durations will typically outperform the market in declining interest rate environments. Securities purchased as late as the middle of July will have the best and most enduring impact on Fund performance as positive Consumer Price Index data released then sparked a Treasury market rally. Subsequently, any securities purchased after this rally must be weighed against the Fed’s anticipated interest rate decision and the spread benefit that it is expected to create. Markets tend to have exaggerated expectations. We continue to add duration carefully to avoid overpaying for securities as those expectations revert to the mean.

Value of a $10,000 Investment

U.S. Treasury Fund (Select Shares)
Dec 17	$10,000
Aug 18	$10,099
Aug 19	$10,315
Aug 20	$10,406
Aug 21	$10,406
Aug 22	$10,445
Aug 23	$10,887
Aug 24	$11,467

Average Annual Total Returns

	1 Year	5 Year	Since Inception
Select Shares	5.33%	2.14%	2.07%

Fund Statistics

Net Assets	$1,760,417,769
Number of Portfolio Holdings	17
Net Investment Advisory Fees	$895,445

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

(as of 8/31/2024)

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

U.S. Treasury Bills	8.5%
U.S. Treasury Bills	2.9%
U.S. Treasury Bills	2.8%
U.S. Treasury Bills	2.8%
U.S. Treasury Bills	2.8%
U.S. Treasury Bills	2.7%

Credit Rating

Value	Value
AAA	9.22%
A-1+	91.18%

Portfolio Composition

U.S. Treasury Obligations	22.5%
Repurchase Agreements	68.7%
Investment Companies	9.2%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Select Shares

APNXX

U.S. Treasury Fund

Annual Shareholder Report

August 31, 2024

A Shares

AAUSX

Ultra Short Tax-Free Income Fund

Annual Shareholder Report

August 31, 2024

Fund Overview

This Annual shareholder report contains important information about Ultra Short Tax-Free Income Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Shares	$61	0.60%

How did the Fund perform last year?

The Ultra Short Tax-Free Income Fund looked for opportunities to lock in attractive yields in the fixed rate market while maintaining a core position of variable rate demand notes (VRDNs). While both the fixed and variable rate sectors of the short end of the municipal market experienced volatility during the period, the overall strategy of targeting a shorter duration proved effective. The Fund underperformed its benchmark (Bloomberg 1-Year Municipal Bond Index) for the period ended August 31, 2024, primarily due to its shorter duration. Short-term municipal market volatility was especially true for VRDN rates. But despite several swings of more than 100 basis points (1.00%) for the SIFMA Index, it averaged 3.48% for the period and helped the Fund maintain an attractive tax-equivalent yield. Now that the Federal Reserve has indicated that it will begin lowering the overnight lending rate, the Fund will look to extend its duration via purchases in the fixed rate market. We plan to continue to maintain a core position of VRDNs as they provide liquidity as well as attractive rates due to supply/demand imbalances.

Value of a $10,000 Investment

	Ultra Short Tax-Free Income Fund (A Shares)	Bloomberg Municipal Bond Index	Bloomberg 1-Year Municipal Bond Index
Dec 17	$10,000	$10,000	$10,000
Aug 18	$10,010	$10,064	$10,109
Aug 19	$10,046	$10,942	$10,378
Aug 20	$10,111	$11,296	$10,580
Aug 21	$10,081	$11,680	$10,646
Aug 22	$9,995	$10,671	$10,477
Aug 23	$10,232	$10,853	$10,669
Aug 24	$10,573	$11,514	$11,117

Average Annual Total Returns

	1 Year	5 Year	Since Inception
A Shares	3.33%	1.03%	0.84%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.13%
Bloomberg 1-Year Municipal Bond Index	4.21%	1.39%	1.60%

Fund Statistics

Net Assets	$10,385,171
Number of Portfolio Holdings	29
Net Investment Advisory Fees	$19,091
Portfolio Turnover Rate	130%

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

(as of 8/31/2024)

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

City of Philadelphia PA, GO, Series B	4.8%
City of Colorado Springs CO Utilities System Revenue, Series C	4.8%
Rhode Island Health and Educational Building Corp. Revenue, Series B	4.8%
County of Franklin OH Revenue	4.8%
City of Austin TX Revenue, Series B	4.6%
City of Newark OH, GO, Series B	4.4%
Fort Bend County Municipal Utility District No. 182, GO	4.4%
City of Parma OH, GO	3.9%
City of Warrensville Heights OH, GO	3.9%
Cambridge School District Revenue	3.9%

Credit Rating

Value	Value
AA	7.43%
SP-1	10.87%
A-1	20.98%
A-1+	13.48%
NR	49.96%

Portfolio Composition

Municipal Bonds	102.4%
Investment in Affiliates	0.3%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

A Shares

AAUSX

Ultra Short Tax-Free Income Fund

Annual Shareholder Report

August 31, 2024

Institutional Shares

AIUSX

Ultra Short Tax-Free Income Fund

Annual Shareholder Report

August 31, 2024

Fund Overview

This Annual shareholder report contains important information about Ultra Short Tax-Free Income Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$36	0.35%

How did the Fund perform last year?

The Ultra Short Tax-Free Income Fund looked for opportunities to lock in attractive yields in the fixed rate market while maintaining a core position of variable rate demand notes (VRDNs). While both the fixed and variable rate sectors of the short end of the municipal market experienced volatility during the period, the overall strategy of targeting a shorter duration proved effective. The Fund underperformed its benchmark (Bloomberg 1-Year Municipal Bond Index) for the period ended August 31, 2024, primarily due to its shorter duration. Short-term municipal market volatility was especially true for VRDN rates. But despite several swings of more than 100 basis points (1.00%) for the SIFMA Index, it averaged 3.48% for the period and helped the Fund maintain an attractive tax-equivalent yield. Now that the Federal Reserve has indicated that it will begin lowering the overnight lending rate, the Fund will look to extend its duration via purchases in the fixed rate market. We plan to continue to maintain a core position of VRDNs as they provide liquidity as well as attractive rates due to supply/demand imbalances.

Value of a $10,000 Investment

	Ultra Short Tax-Free Income Fund (Institutional Shares)	Bloomberg Municipal Bond Index	Bloomberg 1-Year Municipal Bond Index
Dec 17	$10,000	$10,000	$10,000
Aug 18	$10,065	$10,064	$10,109
Aug 19	$10,217	$10,942	$10,378
Aug 20	$10,307	$11,296	$10,580
Aug 21	$10,308	$11,680	$10,646
Aug 22	$10,231	$10,671	$10,477
Aug 23	$10,500	$10,853	$10,669
Aug 24	$10,876	$11,514	$11,117

Average Annual Total Returns

	1 Year	5 Year	Since Inception
Institutional Shares	3.58%	1.26%	1.27%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.13%
Bloomberg 1-Year Municipal Bond Index	4.21%	1.39%	1.60%

Fund Statistics

Net Assets	$10,385,171
Number of Portfolio Holdings	29
Net Investment Advisory Fees	$19,091
Portfolio Turnover Rate	130%

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

(as of 8/31/2024)

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

City of Philadelphia PA, GO, Series B	4.8%
City of Colorado Springs CO Utilities System Revenue, Series C	4.8%
Rhode Island Health and Educational Building Corp. Revenue, Series B	4.8%
County of Franklin OH Revenue	4.8%
City of Austin TX Revenue, Series B	4.6%
City of Newark OH, GO, Series B	4.4%
Fort Bend County Municipal Utility District No. 182, GO	4.4%
City of Parma OH, GO	3.9%
City of Warrensville Heights OH, GO	3.9%
Cambridge School District Revenue	3.9%

Credit Rating

Value	Value
AA	7.43%
SP-1	10.87%
A-1	20.98%
A-1+	13.48%
NR	49.96%

Portfolio Composition

Municipal Bonds	102.4%
Investment in Affiliates	0.3%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Institutional Shares

AIUSX

Ultra Short Tax-Free Income Fund

Annual Shareholder Report

August 31, 2024

Investor Shares

APUSX

Ultra Short Tax-Free Income Fund

Annual Shareholder Report

August 31, 2024

Fund Overview

This Annual shareholder report contains important information about Ultra Short Tax-Free Income Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$61	0.60%

How did the Fund perform last year?

The Ultra Short Tax-Free Income Fund looked for opportunities to lock in attractive yields in the fixed rate market while maintaining a core position of variable rate demand notes (VRDNs). While both the fixed and variable rate sectors of the short end of the municipal market experienced volatility during the period, the overall strategy of targeting a shorter duration proved effective. The Fund underperformed its benchmark (Bloomberg 1-Year Municipal Bond Index) for the period ended August 31, 2024, primarily due to its shorter duration. Short-term municipal market volatility was especially true for VRDN rates. But despite several swings of more than 100 basis points (1.00%) for the SIFMA Index, it averaged 3.48% for the period and helped the Fund maintain an attractive tax-equivalent yield. Now that the Federal Reserve has indicated that it will begin lowering the overnight lending rate, the Fund will look to extend its duration via purchases in the fixed rate market. We plan to continue to maintain a core position of VRDNs as they provide liquidity as well as attractive rates due to supply/demand imbalances.

Value of a $10,000 Investment

	Ultra Short Tax-Free Income Fund (Investor Shares)	Bloomberg Municipal Bond Index	Bloomberg 1-Year Municipal Bond Index
Dec 17	$10,000	$10,000	$10,000
Aug 18	$10,014	$10,064	$10,109
Aug 19	$10,150	$10,942	$10,378
Aug 20	$10,215	$11,296	$10,580
Aug 21	$10,185	$11,680	$10,646
Aug 22	$10,088	$10,671	$10,477
Aug 23	$10,327	$10,853	$10,669
Aug 24	$10,675	$11,514	$11,117

Average Annual Total Returns

	1 Year	5 Year	Since Inception
Investor Shares	3.37%	1.01%	0.98%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.13%
Bloomberg 1-Year Municipal Bond Index	4.21%	1.39%	1.60%

Fund Statistics

Net Assets	$10,385,171
Number of Portfolio Holdings	29
Net Investment Advisory Fees	$19,091
Portfolio Turnover Rate	130%

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

(as of 8/31/2024)

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

City of Philadelphia PA, GO, Series B	4.8%
City of Colorado Springs CO Utilities System Revenue, Series C	4.8%
Rhode Island Health and Educational Building Corp. Revenue, Series B	4.8%
County of Franklin OH Revenue	4.8%
City of Austin TX Revenue, Series B	4.6%
City of Newark OH, GO, Series B	4.4%
Fort Bend County Municipal Utility District No. 182, GO	4.4%
City of Parma OH, GO	3.9%
City of Warrensville Heights OH, GO	3.9%
Cambridge School District Revenue	3.9%

Credit Rating

Value	Value
AA	7.43%
SP-1	10.87%
A-1	20.98%
A-1+	13.48%
NR	49.96%

Portfolio Composition

Municipal Bonds	102.4%
Investment in Affiliates	0.3%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Investor Shares

APUSX

Ultra Short Tax-Free Income Fund

Annual Shareholder Report

August 31, 2024

A Shares

AAWEX

World Energy Fund

Annual Shareholder Report

August 31, 2024

Fund Overview

This Annual shareholder report contains important information about World Energy Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Shares	$117	1.15%

How did the Fund perform last year?

During the year, we favored international offshore services while maintaining allocations to oil and gas-related exploration and production, alternative energy, and fixed income. The Fund underperformed its benchmark (S&P 500 Index) but earned a modest gain against the backdrop of declining oil and gas prices. Domestic U.S. and offshore supply surprises coupled with weak demand pressured commodity prices. The Fund’s fixed income holdings contributed to performance. However, alternative energy struggled, as nuclear stocks had mixed results. International offshore services stocks diverged, with some services stocks up significantly. However, offshore drilling rig companies had losses. Oil and gas-related exploration and production companies were weak but we realized some gains from low-cost producers that made acquisitions. We view the past year as a pullback in an uptrend for energy markets. We see the valuation of traditional energy equities favorably. We are increasing our investment outside of fossil fuels toward nuclear energy and companies that we see benefiting from trends toward electric vehicles and use of artificial intelligence.

Value of a $10,000 Investment

	World Energy Fund (A Shares)	MSCI World Energy Index	S&P 500 Index
Aug 14	$10,000	$10,000	$10,000
Aug 15	$7,493	$6,712	$10,048
Aug 16	$7,612	$7,130	$11,309
Aug 17	$7,168	$7,178	$13,145
Aug 18	$8,485	$8,770	$15,730
Aug 19	$6,079	$7,239	$16,189
Aug 20	$5,706	$5,055	$19,740
Aug 21	$8,350	$6,848	$25,893
Aug 22	$11,986	$10,663	$22,986
Aug 23	$13,276	$12,152	$26,650
Aug 24	$13,755	$13,199	$33,882

Average Annual Total Returns

	1 Year	5 Year	10 Year
A Shares	3.61%	17.74%	3.24%
MSCI World Energy Index	8.61%	12.76%	2.81%
S&P 500 Index	27.14%	15.92%	12.98%

Fund Statistics

Net Assets	$97,887,083
Number of Portfolio Holdings	88
Net Investment Advisory Fees	$535,363
Portfolio Turnover Rate	161%

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

(as of 8/31/2024)

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

Coterra Energy, Inc.	4.5%
Cameco Corp.	4.2%
Diamondback Energy, Inc.	4.2%
Matador Resources Co.	3.8%
Marathon Petroleum Corp.	3.7%
Expro Group Holdings NV	3.7%
TechnipFMC PLC	3.6%
Weatherford International PLC	3.5%
Permian Resources Corp.	3.5%
Chesapeake Energy Corp.	3.4%

Sector Allocation

Value	Value
Information Technology	3.5%
Industrials	15.1%
Energy	77.6%
Other	0.8%

Portfolio Composition

Common Stocks	91.9%
Corporate Bonds	4.6%
Investment in Affiliates	1.1%
Exchange Traded Fund	2.1%

Country Diversification

Value	Value
Other	1.5%
Cayman Islands	1.0%
France	2.1%
Canada	8.2%
United Kingdom	9.4%
United States	77.5%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

A Shares

AAWEX

World Energy Fund

Annual Shareholder Report

August 31, 2024

C Shares

ACWEX

World Energy Fund

Annual Shareholder Report

August 31, 2024

Fund Overview

This Annual shareholder report contains important information about World Energy Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Shares	$193	1.90%

How did the Fund perform last year?

During the year, we favored international offshore services while maintaining allocations to oil and gas-related exploration and production, alternative energy, and fixed income. The Fund underperformed its benchmark (S&P 500 Index) but earned a modest gain against the backdrop of declining oil and gas prices. Domestic U.S. and offshore supply surprises coupled with weak demand pressured commodity prices. The Fund’s fixed income holdings contributed to performance. However, alternative energy struggled, as nuclear stocks had mixed results. International offshore services stocks diverged, with some services stocks up significantly. However, offshore drilling rig companies had losses. Oil and gas-related exploration and production companies were weak but we realized some gains from low-cost producers that made acquisitions. We view the past year as a pullback in an uptrend for energy markets. We see the valuation of traditional energy equities favorably. We are increasing our investment outside of fossil fuels toward nuclear energy and companies that we see benefiting from trends toward electric vehicles and use of artificial intelligence.

Value of a $10,000 Investment

	World Energy Fund (C Shares)	MSCI World Energy Index	S&P 500 Index
Aug 14	$10,000	$10,000	$10,000
Aug 15	$7,432	$6,712	$10,048
Aug 16	$7,506	$7,130	$11,309
Aug 17	$7,011	$7,178	$13,145
Aug 18	$8,239	$8,770	$15,730
Aug 19	$5,864	$7,239	$16,189
Aug 20	$5,460	$5,055	$19,740
Aug 21	$7,932	$6,848	$25,893
Aug 22	$11,296	$10,663	$22,986
Aug 23	$12,417	$12,152	$26,650
Aug 24	$12,767	$13,199	$33,882

Average Annual Total Returns

	1 Year	5 Year	10 Year
C Shares	2.82%	16.84%	2.47%
MSCI World Energy Index	8.61%	12.76%	2.81%
S&P 500 Index	27.14%	15.92%	12.98%

Fund Statistics

Net Assets	$97,887,083
Number of Portfolio Holdings	88
Net Investment Advisory Fees	$535,363
Portfolio Turnover Rate	161%

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

(as of 8/31/2024)

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

Coterra Energy, Inc.	4.5%
Cameco Corp.	4.2%
Diamondback Energy, Inc.	4.2%
Matador Resources Co.	3.8%
Marathon Petroleum Corp.	3.7%
Expro Group Holdings NV	3.7%
TechnipFMC PLC	3.6%
Weatherford International PLC	3.5%
Permian Resources Corp.	3.5%
Chesapeake Energy Corp.	3.4%

Sector Allocation

Value	Value
Information Technology	3.5%
Industrials	15.1%
Energy	77.6%
Other	0.8%

Portfolio Composition

Common Stocks	91.9%
Corporate Bonds	4.6%
Investment in Affiliates	1.1%
Exchange Traded Fund	2.1%

Country Diversification

Value	Value
Other	1.5%
Cayman Islands	1.0%
France	2.1%
Canada	8.2%
United Kingdom	9.4%
United States	77.5%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

C Shares

ACWEX

World Energy Fund

Annual Shareholder Report

August 31, 2024

Institutional Shares

AIWEX

World Energy Fund

Annual Shareholder Report

August 31, 2024

Fund Overview

This Annual shareholder report contains important information about World Energy Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$92	0.90%

How did the Fund perform last year?

During the year, we favored international offshore services while maintaining allocations to oil and gas-related exploration and production, alternative energy, and fixed income. The Fund underperformed its benchmark (S&P 500 Index) but earned a modest gain against the backdrop of declining oil and gas prices. Domestic U.S. and offshore supply surprises coupled with weak demand pressured commodity prices. The Fund’s fixed income holdings contributed to performance. However, alternative energy struggled, as nuclear stocks had mixed results. International offshore services stocks diverged, with some services stocks up significantly. However, offshore drilling rig companies had losses. Oil and gas-related exploration and production companies were weak but we realized some gains from low-cost producers that made acquisitions. We view the past year as a pullback in an uptrend for energy markets. We see the valuation of traditional energy equities favorably. We are increasing our investment outside of fossil fuels toward nuclear energy and companies that we see benefiting from trends toward electric vehicles and use of artificial intelligence.

Value of a $10,000 Investment

	World Energy Fund (Institutional Shares)	MSCI World Energy Index	S&P 500 Index
Aug 14	$10,000	$10,000	$10,000
Aug 15	$7,504	$6,712	$10,048
Aug 16	$7,660	$7,130	$11,309
Aug 17	$7,225	$7,178	$13,145
Aug 18	$8,577	$8,770	$15,730
Aug 19	$6,165	$7,239	$16,189
Aug 20	$5,800	$5,055	$19,740
Aug 21	$8,514	$6,848	$25,893
Aug 22	$12,244	$10,663	$22,986
Aug 23	$13,592	$12,152	$26,650
Aug 24	$14,125	$13,199	$33,882

Average Annual Total Returns

	1 Year	5 Year	10 Year
Institutional Shares	3.92%	18.04%	3.51%
MSCI World Energy Index	8.61%	12.76%	2.81%
S&P 500 Index	27.14%	15.92%	12.98%

Fund Statistics

Net Assets	$97,887,083
Number of Portfolio Holdings	88
Net Investment Advisory Fees	$535,363
Portfolio Turnover Rate	161%

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

(as of 8/31/2024)

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

Coterra Energy, Inc.	4.5%
Cameco Corp.	4.2%
Diamondback Energy, Inc.	4.2%
Matador Resources Co.	3.8%
Marathon Petroleum Corp.	3.7%
Expro Group Holdings NV	3.7%
TechnipFMC PLC	3.6%
Weatherford International PLC	3.5%
Permian Resources Corp.	3.5%
Chesapeake Energy Corp.	3.4%

Sector Allocation

Value	Value
Information Technology	3.5%
Industrials	15.1%
Energy	77.6%
Other	0.8%

Portfolio Composition

Common Stocks	91.9%
Corporate Bonds	4.6%
Investment in Affiliates	1.1%
Exchange Traded Fund	2.1%

Country Diversification

Value	Value
Other	1.5%
Cayman Islands	1.0%
France	2.1%
Canada	8.2%
United Kingdom	9.4%
United States	77.5%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Institutional Shares

AIWEX

World Energy Fund

Annual Shareholder Report

August 31, 2024

Investor Shares

APWEX

World Energy Fund

Annual Shareholder Report

August 31, 2024

Fund Overview

This Annual shareholder report contains important information about World Energy Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$117	1.15%

How did the Fund perform last year?

During the year, we favored international offshore services while maintaining allocations to oil and gas-related exploration and production, alternative energy, and fixed income. The Fund underperformed its benchmark (S&P 500 Index) but earned a modest gain against the backdrop of declining oil and gas prices. Domestic U.S. and offshore supply surprises coupled with weak demand pressured commodity prices. The Fund’s fixed income holdings contributed to performance. However, alternative energy struggled, as nuclear stocks had mixed results. International offshore services stocks diverged, with some services stocks up significantly. However, offshore drilling rig companies had losses. Oil and gas-related exploration and production companies were weak but we realized some gains from low-cost producers that made acquisitions. We view the past year as a pullback in an uptrend for energy markets. We see the valuation of traditional energy equities favorably. We are increasing our investment outside of fossil fuels toward nuclear energy and companies that we see benefiting from trends toward electric vehicles and use of artificial intelligence.

Value of a $10,000 Investment

	World Energy Fund (Investor Shares)	MSCI World Energy Index	S&P 500 Index
Aug 14	$10,000	$10,000	$10,000
Aug 15	$7,483	$6,712	$10,048
Aug 16	$7,608	$7,130	$11,309
Aug 17	$7,161	$7,178	$13,145
Aug 18	$8,470	$8,770	$15,730
Aug 19	$6,076	$7,239	$16,189
Aug 20	$5,700	$5,055	$19,740
Aug 21	$8,349	$6,848	$25,893
Aug 22	$11,972	$10,663	$22,986
Aug 23	$13,255	$12,152	$26,650
Aug 24	$13,742	$13,199	$33,882

Average Annual Total Returns

	1 Year	5 Year	10 Year
Investor Shares	3.67%	17.73%	3.23%
MSCI World Energy Index	8.61%	12.76%	2.81%
S&P 500 Index	27.14%	15.92%	12.98%

Fund Statistics

Net Assets	$97,887,083
Number of Portfolio Holdings	88
Net Investment Advisory Fees	$535,363
Portfolio Turnover Rate	161%

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

(as of 8/31/2024)

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

Coterra Energy, Inc.	4.5%
Cameco Corp.	4.2%
Diamondback Energy, Inc.	4.2%
Matador Resources Co.	3.8%
Marathon Petroleum Corp.	3.7%
Expro Group Holdings NV	3.7%
TechnipFMC PLC	3.6%
Weatherford International PLC	3.5%
Permian Resources Corp.	3.5%
Chesapeake Energy Corp.	3.4%

Sector Allocation

Value	Value
Information Technology	3.5%
Industrials	15.1%
Energy	77.6%
Other	0.8%

Portfolio Composition

Common Stocks	91.9%
Corporate Bonds	4.6%
Investment in Affiliates	1.1%
Exchange Traded Fund	2.1%

Country Diversification

Value	Value
Other	1.5%
Cayman Islands	1.0%
France	2.1%
Canada	8.2%
United Kingdom	9.4%
United States	77.5%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Investor Shares

APWEX

World Energy Fund

Annual Shareholder Report

August 31, 2024

(b)           Not applicable.

Item 2. Code of Ethics.

(a)           As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code of Ethics”). During the period covered by this report, there were no amendments, nor did the Registrant grant any waivers, including any implicit waivers, from any provision of the Code of Ethics. The Code of Ethics is attached hereto as Exhibit 19(a)(1) of this Form.

(b)           During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

(a)(1)      The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.
(a)(2)      The audit committee financial expert is William H. Wilson Jr., who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.
                                                                                                                                                                2024                                       2023
(a)           Audit Fees                                                                                                                             $116,905                               $143,840

                                                                                                                                                                2024                                       2023
(b)           Audit-Related Fees                                                                                                              $47,925                                 $37,925

                                                                                                                                                                2024                                       2023
(c)           Tax Fees*                                                                                                                              $43,818                                 $45,666

*              Related to preparation of federal income and excise tax returns, state tax returns and review of capital gain distribution calculations. These fees also include review of the final income tax provision calculation and preparation of the final tax return for Cavanal Hill Opportunistic Fund and review of the final income tax provision calculation, preparation of the final tax return and review of the tax-free merger opinion for Cavanal Hill Moderate Duration Fund.

                                                                                                                                                                2024                                       2023
(d)           All Other Fees                                                                                                                      $__                                          $__

(e)(1)      The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Funds and certain non-audit services to be rendered by the Auditor to the Advisor which require pre-approval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Fund officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

(e)(2)      Percent of services described in items (b) which were pre-approved by the Audit Committee pursuant to Rule 2 01(c)(7)(i)(c) of Regulation S-X for each of the last two fiscal years were as follows:
                                                                                                                                                                2024                                       2023
                                                                                                                                                                100%                                     100%

(f)            All of the work in connection with the audit of the Registrant during the years ended August 31, 2023 and 2024 was performed by full-time employees of the Registrant’s principal accountant.

(g)           The aggregate fees billed for each of the last two fiscal years for professional services rendered by PricewaterhouseCoopers LLP for tax compliance, tax advice, and tax planning were as follows:
                                                                                                                                                                2024                                       2023
                                                                                                                                                                $91,743                                 $83,591

(h)           The percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement for each of the last two fiscal years were as follows:
                                                                                                                                                                2024                                       2023
                                                                                                                                                                0%                                          0%
(i)            Not applicable.

(j)            Not applicable.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)                 The Schedule of Investments are included as part of the Financial Statements filed under Item 7(a) of this Form.

(b)                Not applicable.

Item 7.   Financial Statements and Financial Highlights for Open-End Management Investment Companies.

August 31, 2024
Annual Financial
Statements and Other
Information
U.S. Treasury Fund
Government Securities Money Market Fund
Limited Duration Fund
Bond Fund
Strategic Enhanced Yield Fund
Ultra Short Tax-Free Income Fund
World Energy Fund
Hedged Income Fund

Table of Contents

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to the portfolio securities and information during the most recent 12-month period ended
June 30th is available without charge, upon request, by calling 1-800-762-7085 or on the Securities and Exchange Commission’s website at http://www.sec.gov.
A complete schedule of each non-Money Market Fund’s portfolio holdings for the first and third fiscal quarter of each fiscal year is filed with the Securities and Exchange Commission on Form
N-PORT. The Money Market Funds file completed Schedules of Portfolio Holdings with the Securities and Exchange Commission on Form N-NMFP. Schedules of Portfolio Holdings for the
funds are available without charge on the Securities and Exchange Commission’s website at http://www.sec.gov. In addition, the schedules may be reviewed and copied at the Securities and
Exchange Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus or summary prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus or summary prospectus. To obtain a prospectus or summary prospectus, please call 1-800-762-7085. Please read the prospectus carefully before investing.
Cavanal Hill Distributors, Inc., member FINRA, serves as the distributor for the Cavanal Hill Funds.
Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, BOKF, NA, any of its affiliates or the Distributor. Shares are NOT FDIC INSURED, nor are they insured by any other government agency. An investment in the Funds involves investment risk, including possible loss of principal.
Statements of Assets and Liabilities
2
Statements of Operations
5
Statements of Changes in Net Assets
8
Schedules of Portfolio Investments
12
Notes to the Financial Statements
35
Financial Highlights
46
Report of Independent Registered Public Accounting Firm
62
Additional Fund Information (Unaudited)
64

See notes to financial statements.
Statements of Assets and Liabilities
August 31, 2024
U.S. Treasury
Fund
Government
Securities Money
Market Fund
Assets:
Investments, at cost ..................................................................................................................
$ 557,500,708 $ 1,558,557,418
Investments, at value .................................................................................................................
557,500,708 1,558,557,418
Repurchase agreements, at value/cost .................................................................................................
1,210,000,000 1,190,000,000
Total Investments ..............................................................................................................
1,767,500,708 2,748,557,418
Interest and dividends receivable .....................................................................................................
1,084,811 8,023,841
Receivable for capital shares reinvested ...............................................................................................
12,892 2,860,151
Prepaid expenses and other assets ....................................................................................................
22,103 342,491
Total Assets ....................................................................................................................
1,768,620,514 2,759,783,901
Liabilities:
Distributions payable .................................................................................................................
7,223,035 11,462,266
Accrued expenses and other payables:
Investment advisory fees ..........................................................................................................
76,379 116,676
Administration fees ................................................................................................................
76,379 116,676
Distribution fees ...................................................................................................................
340,756 342,974
Custodian fees ....................................................................................................................
15,276 23,335
Trustee fees .......................................................................................................................
7,348 11,991
Fund accounting and compliance fees .............................................................................................
36,514 56,096
Transfer agent fees ................................................................................................................
9,742 27,809
Shareholder servicing fees ........................................................................................................
353,742 140,514
Other accrued liabilities ...........................................................................................................
63,574 127,834
Total Liabilities .................................................................................................................
8,202,745 12,426,171
Net Assets .....................................................................................................................
$ 1,760,417,769 $ 2,747,357,730
Composition of Net Assets:
Shares of beneficial interest, at par ....................................................................................................
$ 17,604 $ 27,481
Additional paid-in capital .............................................................................................................
1,760,401,438 2,747,331,272
Total distributable earnings/(loss)
(1,273) (1,023)
Net Assets .....................................................................................................................
$ 1,760,417,769 $ 2,747,357,730
Net Assets:
Administrative Shares ................................................................................................................
$ 1,558,137,447 $ 584,235,012
Institutional Shares ...................................................................................................................
196,806,013 249,784,532
Select Shares .........................................................................................................................
5,474,309 1,408,658,023
Premier Shares .......................................................................................................................
— 504,680,163
Total ...........................................................................................................................
$ 1,760,417,769 $ 2,747,357,730
Shares Outstanding:
($0.00001 par value per share, unlimited number of shares authorized)
Administrative Shares ................................................................................................................
1,558,135,936 584,574,162
Institutional Shares ...................................................................................................................
196,807,13 7 249,865,329
Select Shares .........................................................................................................................
5,474,202 1,408,974,853
Premier Shares .......................................................................................................................
— 504,716,120
Total ...........................................................................................................................
1,760,417,27 5 2,748,130,464
Net Asset Value, offering price & redemption price per share:
Administrative Shares ................................................................................................................
$ 1.00 $ 1.00
Institutional Shares ...................................................................................................................
$ 1.00 $ 1.00
Select Shares .........................................................................................................................
$ 1.00 $ 1.00
Premier Shares .......................................................................................................................
$ — $ 1.00

Continued

See notes to financial statements.
Statements of Assets and Liabilities
August 31, 2024
Limited Duration
Fund Bond Fund
Strategic
Enhanced Yield
Fund
Assets:
Investments, at cost ............................................................................................
$ 39,504,234 $ 126,457,325 $ 13,737,527
Investments in affiliates, at cost .................................................................................
1,399,907 1,066,727 895,853
Total Investments, at cost .................................................................................
40,904,141 127,524,052 14,633,380
Investments, at value ...........................................................................................
36,575,069 121,986,182 14,059,570
Investments in affiliates, at value ................................................................................
1,399,907 1,066,727 895,853
Total Investments, at value ...............................................................................
37,974,976 123,052,909 14,955,423
Interest and dividends receivable ...............................................................................
242,473 756,758 139,511
Receivable for capital shares issued .............................................................................
7,116 5,940 22,175
Receivable for capital shares reinvested .........................................................................
61,314 132,943 12,575
Receivable for investments sold .................................................................................
82 — —
Receivable from adviser ........................................................................................
29,886 — 4,906
Prepaid expenses and other assets ..............................................................................
36,017 20,644 6,866
Total Assets ..............................................................................................
38,351,864 123,969,194 15,141,456
Liabilities:
Distributions payable ...........................................................................................
99,999 382,813 53,236
Payable to custodian ...........................................................................................
— — 152,104
Payable for investments purchased .............................................................................
— — 77,945
Payable for capital shares redeemed ............................................................................
65,023 72,259 46,516
Accrued expenses and other payables:
Investment advisory fees ....................................................................................
6,401 20,898 5,841
Administration fees ..........................................................................................
3,191 8,359 934
Distribution fees .............................................................................................
1,104 173 32
Custody fees ................................................................................................
399 1,045 117
Trustee fees .................................................................................................
106 395 33
Fund accounting and compliance fees .......................................................................
4,402 5,433 823
Transfer agent fees ..........................................................................................
7,663 7,315 4,601
Shareholder servicing fees ..................................................................................
1,794 354 —
Other accrued liabilities .....................................................................................
2,395 4,049 778
Total Liabilities ...........................................................................................
192,477 503,093 342,960
Net Assets ...............................................................................................
$ 38,159,387 $ 123,466,101 $ 14,798,496
Composition of Net Assets:
Shares of beneficial interest, at par ..............................................................................
$ 41 $ 144 $ 17
Additional paid-in capital .......................................................................................
54,375,657 140,008,108 17,101,532
Total distributable earnings/(loss)
(16,216,311) (16,542,151) (2,303,053)
Net Assets ...............................................................................................
$ 38,159,387 $ 123,466,101 $ 14,798,496
Net Assets:
Investor Shares .................................................................................................
$ 3,627,102 $ 716,650 $ 24,935
Institutional Shares .............................................................................................
32,891,823 122,690,470 14,646,451
A Shares .......................................................................................................
1,640,462 58,981 127,110
Total .....................................................................................................
$ 38,159,387 $ 123,466,101 $ 14,798,496
Shares Outstanding:
($0.00001 par value per share, unlimited number of shares authorized)
Investor Shares .................................................................................................
390,609 83,251 2,775
Institutional Shares .............................................................................................
3,544,149 14,290,160 1,651,626
A Shares .......................................................................................................
176,568 6,853 14,331
Total .....................................................................................................
4,111,326 14,380,264 1,668,732
Net Asset Value, offering price & redemption price per share:
Investor Shares .................................................................................................
$ 9.29 $ 8.61 $ 8.99
Institutional Shares .............................................................................................
$ 9.28 $ 8.59 $ 8.87
A Shares .......................................................................................................
$ 9.29 $ 8.61 $ 8.87
Maximum Sales Charge:
A Shares .......................................................................................................
2.00% 2.00% 2.00%
Maximum Offering Price per share(net asset value / (100%-maximum sales charge) of net asset value adjusted to the nearest cent):
A Shares .......................................................................................................
$ 9.48 $ 8.79 $ 9.05

See notes to financial statements.
Statements of Assets and Liabilities
August 31, 2024
Concluded
Ultra Short Tax-
Free Income Fund
World Energy
Fund
Hedged Income
Fund
Assets:
Investments, at cost .......................................................................................
$ 10,630,841 $ 81,665,735 $ 23,367,749
Investments in affiliates, at cost ............................................................................
32,154 1,050,382 344,418
Total Investments, at cost ............................................................................
10,662,995 82,716,117 23,712,167
Investments, at value ......................................................................................
10,635,260 96,538,876 29,194,713
Investments in affiliates, at value ...........................................................................
32,154 1,050,382 344,418
Total Investments, at value ..........................................................................
10,667,414 97,589,258 29,539,131
Interest and dividends receivable ..........................................................................
140,909 434,617 58,649
Receivable for capital shares issued ........................................................................
— 52,552 120
Receivable for capital shares reinvested ....................................................................
1,684 — —
Receivable from adviser ...................................................................................
6,769 4,880 2,443
Receivable from fees waived or reimbursed ................................................................
237 — 2,588
Prepaid expenses and other assets .........................................................................
6,941 14,858 8,748
Total Assets .........................................................................................
10,823,954 98,096,165 29,611,679
Liabilities:
Written Options (Premiums received $0, $0 and $1,620,502, respectively) ..................................
— — 1,416,222
Distributions payable ......................................................................................
29,316 — —
Payable to custodian ......................................................................................

Payable for investments purchased ........................................................................
401,260 — —
Payable for capital shares redeemed .......................................................................
— 118,522 —
Accrued expenses and other payables:
Investment advisory fees ...............................................................................
1,311 48,254 18,863
Administration fees .....................................................................................
700 6,434 1,886
Distribution fees ........................................................................................
4 10,637 263
Custody fees ...........................................................................................
88 804 236
Trustee fees ............................................................................................
30 326 82
Fund accounting and compliance fees ..................................................................
535 2,070 736
Transfer agent fees .....................................................................................
4,841 9,767 5,086
Shareholder servicing fees .............................................................................
— 8,000 —
Other accrued liabilities ................................................................................
698 4,267 904
Total Liabilities ......................................................................................
438,783 209,082 1,444,278
Net Assets ..........................................................................................
$ 10,385,171 $ 97,887,083 $ 28,167,401
Composition of Net Assets:
Shares of beneficial interest, at par .........................................................................
$ 10 $ 71 $ 25
Additional paid-in capital ..................................................................................
10,381,317 96,811,317 26,099,834
Total distributable earnings/(loss)
3,844 1,075,695 2,067,542
Net Assets ..........................................................................................
$ 10,385,171 $ 97,887,083 $ 28,167,401
Net Assets:
Investor Shares ............................................................................................
$ 1,943 $ 17,168,852 $ 85,322
Institutional Shares ........................................................................................
10,365,892 70,221,344 26,900,934
A Shares ..................................................................................................
17,336 2,893,607 1,181,145
C Shares ..................................................................................................
— 7,603,280 —
Total ................................................................................................
$ 10,385,171 $ 97,887,083 $ 28,167,401
Shares Outstanding:
($0.00001 par value per share, unlimited number of shares authorized)
Investor Shares ............................................................................................
195 1,245,235 7,574
Institutional Shares ........................................................................................
1,032,682 5,088,961 2,388,067
A Shares ..................................................................................................
1,732 210,412 104,950
C Shares ..................................................................................................
— 558,941 —
Total ................................................................................................
1,034,609 7,103,549 2,500,591
Net Asset Value, offering price & redemption price per share:
Investor Shares ............................................................................................
$ 9.99 $ 13.79 $ 11.27
Institutional Shares ........................................................................................
$ 10.04 $ 13.80 $ 11.26
A Shares ..................................................................................................
$ 10.01 $ 13.75 $ 11.25
C Shares ..................................................................................................
$ — $ 13.60 $ —
Maximum Sales Charge:
A Shares ..................................................................................................
1.00% 2.00% 2.00%
Maximum Offering Price per share(net asset value / (100%-maximum sales charge)
of net asset value adjusted to the nearest cent):
A Shares ..................................................................................................
$ 10.11 $ 14.03 $ 11.48

See notes to financial statements.
Statements of Operations
August 31, 2024
U.S. Treasury
Fund
Government
Securities Money
Market Fund
Investment Income:
Interest income .......................................................................................................................
$ 87,126,881 $ 132,649,380
Dividend income .....................................................................................................................
8,887,371 9,605,803
Total income ......................................................................................................................
96,014,252 142,255,183
Expenses:
Investment advisory fees ..............................................................................................................
895,445 1,321,857
Administration fees ...................................................................................................................
895,445 1,321,857
Distribution fees - Administrative Shares ..............................................................................................
3,985,431 1,516,857
Distribution fees - Premier Shares ....................................................................................................
— 2,555,837
Shareholder servicing fees - Administrative Shares ....................................................................................
3,985,431 1,516,857
Shareholder servicing fees - Institutional Shares ......................................................................................
476,107 580,595
Shareholder servicing fees - Select Shares ............................................................................................
15,657 3,233,865
Shareholder servicing fees - Premier Shares ..........................................................................................
— 1,277,919
Fund accounting and compliance fees ................................................................................................
363,727 530,844
Transfer agent fees ....................................................................................................................
69,160 167,691
Custodian fees .......................................................................................................................
179,041 264,188
Trustee fees ...........................................................................................................................
69,904 92,069
Professional fees .....................................................................................................................
196,999 289,272
Printing fees ..........................................................................................................................
18,561 24,374
Registration fees ......................................................................................................................
31,373 805,787
Other expenses .......................................................................................................................
188,680 262,872
Total expenses before fee and expense reductions .................................................................................. 11,370,961 15,762,741
Shareholder servicing fees waived - Administrative Shares ............................................................................
(278) (7,340)
Shareholder servicing fees waived - Institutional Shares ...............................................................................
(323,767) (400,215)
Shareholder servicing fees waived - Select Shares ....................................................................................
(15,657) (3,231,994)
Shareholder servicing fees waived - Premier Shares ...................................................................................
— (1,277,919)
Net expenses ...................................................................................................................... 11,031,259 10,845,273
Net investment income/(loss) .........................................................................................................
84,982,993 131,409,910
Realized/Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) from unaffiliated investments ..............................................................................
173 —
Net realized/unrealized gains/(losses) on investments ..............................................................................
173 —
Change in net assets resulting from operations ....................................................................................
$ 84,983,166 $ 131,409,910

Continued

See notes to financial statements.
Statements of Operations
August 31, 2024
Limited Duration
Fund Bond Fund
Strategic
Enhanced Yield
Fund
Ultra Short Tax-
Free Income Fund
Investment Income:
Interest income ..................................................................
$ 1,144,750 $ 4,758,140 $ 386,798 $ 448,037
Dividend income from affiliates ..................................................
60,831 107,515 11,499 15,745
Total income .................................................................
1,205,581 4,865,655 398,297 463,782
Expenses:
Investment advisory fees .........................................................
48,128 240,009 34,769 19,091
Administration fees ..............................................................
25,669 96,004 5,563 10,182
Distribution fees - Investor Shares ...............................................
3,760 2,316 417 6
Distribution fees - A Shares ......................................................
5,554 140 309 44
Shareholder servicing fees - Investor Shares .....................................
3,760 2,316 417 6
Shareholder servicing fees - Institutional Shares .................................
70,900 297,554 16,658 31,768
Shareholder servicing fees - A Shares ...........................................
2,221 56 124 18
Fund accounting and compliance fees ...........................................
33,358 49,896 7,299 6,329
Transfer agent fees ...............................................................
61,068 62,881 51,905 48,051
Custodian fees ..................................................................
2,199 10,919 — 1,360
Trustee fees ......................................................................
1,092 4,242 231 460
Professional fees ................................................................
5,463 13,516 1,273 2,307
Printing fees .....................................................................
6,062 5,910 2,265 1,647
Registration fees .................................................................
43,545 44,340 42,753 42,735
Other expenses ..................................................................
4,783 10,148 3,868 3,778
Total expenses before fee and expense reductions ............................. 317,562 840,247 167,851 167,782
Investment advisory fees waived/expenses reimbursed by Investment Adviser ....
(1,427) (1,074) (98,280) (91,958)
Administration fees waived ......................................................
(507) (1,073) (96) (161)
Shareholder servicing fees waived - Investor Shares .............................
(3,760) (2,316) (170) (5)
Shareholder servicing fees waived - Institutional Shares ..........................
(66,628) (297,045) (15,392) (31,151)
Shareholder servicing fees waived - A Shares ....................................
— (56) (170) (18)
Net expenses ................................................................. 245,240 538,683 53,743 44,489
Net investment income/(loss) ....................................................
960,341 4,326,972 344,554 419,293
Realized/Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) from unaffiliated investments .........................
(24,482) (1,803,104) 21,618 (5)
Change in unrealized appreciation/(depreciation) on unaffiliated investments .....
1,479,438 6,471,862 473,071 21,427
Net realized/unrealized gains/(losses) on investments .........................
1,454,956 4,668,758 494,689 21,422
Change in net assets resulting from operations ...............................
$ 2,415,297 $ 8,995,730 $ 839,243 $ 440,715

See notes to financial statements.
Statements of Operations
August 31, 2024
Concluded
World Energy
Fund
Hedged Income
Fund
Investment Income:
Interest income .......................................................................................................................
$ 253,215 $ —
Dividend income .....................................................................................................................
2,536,803 746,713
Dividend income from affiliates .......................................................................................................
54,053 37,125
Foreign tax withholding ...............................................................................................................
(35,128) —
Total income ......................................................................................................................
2,808,943 783,838
Expenses:
Investment advisory fees ..............................................................................................................
535,363 232,682
Administration fees ...................................................................................................................
71,382 23,268
Distribution fees - Investor Shares ....................................................................................................
44,896 276
Distribution fees - A Shares ...........................................................................................................
6,563 2,095
Distribution fees - C Shares ..........................................................................................................
73,387 —
Shareholder servicing fees - Investor Shares ..........................................................................................
44,895 276
Shareholder servicing fees - Institutional Shares ......................................................................................
153,262 70,342
Shareholder servicing fees - A Shares ................................................................................................
2,625 838
Shareholder servicing fees - C Shares ................................................................................................
18,347 —
Fund accounting and compliance fees ................................................................................................
20,362 7,726
Transfer agent fees ....................................................................................................................
86,146 53,861
Custodian fees .......................................................................................................................
7,793 2,979
Trustee fees ...........................................................................................................................
3,236 1,056
Professional fees .....................................................................................................................
9,138 3,462
Printing fees ..........................................................................................................................
29,219 6,896
Registration fees ......................................................................................................................
58,424 42,884
Other expenses .......................................................................................................................
10,103 4,746
Total expenses before fee and expense reductions .................................................................................. 1,175,141 453,387
Investment advisory fees waived/expenses reimbursed by Investment Adviser .........................................................
(92,151) (59,805)
Administration fees waived ...........................................................................................................
(463) (359)
Shareholder servicing fees waived - Investor Shares ..................................................................................
(27,754) (276)
Shareholder servicing fees waived - Institutional Shares ...............................................................................
(109,985) (70,321)
Shareholder servicing fees waived - A Shares .........................................................................................
(2,107) (761)
Shareholder servicing fees waived - C Shares .........................................................................................
(15,271) —
Net expenses ...................................................................................................................... 927,410 321,865
Net investment income/(loss) .........................................................................................................
1,881,533 461,973
Realized/Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) from unaffiliated investments ..............................................................................
1,507,388 283,039
Net realized gains/(losses) from written options contracts .............................................................................
— (811,171)
Change in unrealized appreciation/(depreciation) on unaffiliated investments ..........................................................
(559,180) 3,212,044
Change in unrealized appreciation/(depreciation) on written options contracts .........................................................
— (282,507)
Net realized/unrealized gains/(losses) on investments ..............................................................................
948,208 2,401,405
Change in net assets resulting from operations ....................................................................................
$ 2,829,741 $ 2,863,378

See notes to financial statements.
Statements of Changes in Net Assets
August 31, 2024
U.S. Treasury Fund Government Securities Money Market Fund
Year Ended
August 31, 2024
Year Ended
August 31, 2023
Year Ended
August 31, 2024
Year Ended
August 31, 2023
From Investment Activities:
Operations:
Net investment income .............................................. $ 84,982,993 $ 49,353,903 $ 131,409,910 $ 99,554,544
Net realized gains/(losses) from investment transactions .............. 173 — — —
Change in net assets resulting from operations .......................... 84,983,166 49,353,903 131,409,910 99,554,544
Distributions to Shareholders:
Administrative Shares ............................................... (74,909,647) (41,814,990) (28,468,431) (24,553,485)
Service Shares ...................................................... — (1,905,466)
(a)
— —
Institutional Shares .................................................. (9,747,577) (5,357,370) (11,872,515) (6,201,697)
Select Shares ....................................................... (325,785) (275,378) (67,114,775) (47,235,533)
Premier Shares ...................................................... — — (23,954,444) (21,562,129)
Change in net assets from shareholder distributions ..................... (84,983,009) (49,353,204) (131,410,165) (99,552,844)
Change in net assets from capital transactions ........................... 19,275,322 794,011,887 192,919,718 383,321,872
Change in net assets .................................................... 19,275,479 794,012,586 192,919,463 383,323,572
Net Assets:
Beginning of year .................................................... 1,741,142,290 947,129,704 2,554,438,267 2,171,114,695
End of year .......................................................... $ 1,760,417,769 $ 1,741,142,290 $ 2,747,357,730 $ 2,554,438,267
Capital Share Transactions*:
Administrative Shares
Issued .............................................................. 1,741,346,070 2,130,992,466 808,910,863 913,933,849
Reinvested .......................................................... 71,429 9,435 350,764 130,648
Redeemed ........................................................... (1,743,629,287) (1,401,561,228) (827,887,371) (977,408,473)
Change in Administrative Shares ................................. (2,211,788) 729,440,673 (18,625,744) (63,343,976)
Service Shares
Issued .............................................................. — 141,263,215
(a)
— —
Reinvested .......................................................... — 63,835
(a)
— —
Redeemed ........................................................... — (197,757,009)
(a)
— —
Change in Service Shares ........................................ — (56,429,959) — —
Institutional Shares
Issued .............................................................. 490,835,308 415,892,527 455,113,421 785,051,677
Reinvested .......................................................... — — 617,317 171,321
Redeemed ........................................................... (470,685,139) (288,694,160) (444,125,141) (669,123,722)
Change in Institutional Shares .................................... 20,150,169 127,198,367 11,605,597 116,099,276
Select Shares
Issued .............................................................. 51,890,968 35,397,270 1,877,629,834 1,726,084,173
Reinvested .......................................................... — — 5,333,228 176,563
Redeemed ........................................................... (50,554,028) (41,594,463) (1,698,924,219) (1,550,081,270)
Change in Select Shares ......................................... 1,336,940 (6,197,193) 184,038,843 176,179,466
Premier Shares
Issued .............................................................. — — 2,550,395,786 2,880,953,233
Reinvested .......................................................... — — 23,289,518 20,616,623
Redeemed ........................................................... — — (2,557,784,278) (2,747,182,749)
Change in Premier Shares ........................................ — — 15,901,026 154,387,107
Change in shares: ...................................................... 19,275,321 794,011,888 192,919,722 383,321,873
(a) Service Shares activity is for the period September 1, 2022 to August 1, 2023 (date of termination).
* Share transactions are at net assets value of $1.00 per share.

Continued

See notes to financial statements.
Statements of Changes in Net Assets
August 31, 2024
Limited Duration Fund Bond Fund
Year Ended
August 31, 2024
Year Ended
August 31, 2023
Year Ended
August 31, 2024
Year Ended
August 31, 2023
From Investment Activities:
Operations:
Net investment income/(loss) ............................................ $ 960,341 $ 1,128,983 $ 4,326,972 $ 3,605,454
Net realized gains/(losses) from investment transactions .................. (24,482) (810,746) (1,803,104) (6,997,380)
Change in unrealized appreciation/(depreciation) on investments .......... 1,479,438 186,223 6,471,862 1,540,008
Change in net assets resulting from operations .............................. 2,415,297 504,460 8,995,730 (1,851,918)
Distributions to Shareholders:
Investor Shares .......................................................... (43,246) (48,161) (31,022) (30,059)
Institutional Shares ...................................................... (877,710) (1,040,661) (4,292,413) (3,636,991)
A Shares ................................................................ (61,778) (70,171) (1,881) (1,551)
Change in net assets from shareholder distributions ......................... (982,734) (1,158,993) (4,325,316) (3,668,601)
Change in net assets from capital transactions ............................... 2,645,872 (10,061,434) (2,623,095) (3,308,660)
Change in net assets ........................................................ 4,078,435 (10,715,967) 2,047,319 (8,829,179)
Net Assets:
Beginning of year ........................................................ 34,080,952 44,796,919 121,418,782 130,247,961
End of year .............................................................. $ 38,159,387 $ 34,080,952 $ 123,466,101 $ 121,418,782
Capital Transactions:
Investor Shares
Proceeds from shares issued ............................................ $ 1,534 , 715 $ 4,777 $ 30,291 $ 29,455
Proceeds from merger ................................................... 988,782
(a)
— — —
Dividends reinvested .................................................... 41,054 46,028 31,012 30,059
Cost of shares redeemed ................................................. (365,410) (995,315) (384,502) (134,289)
Change in net assets from Investor Shares ............................ 2 , 199 , 141 (944,510) (323,199) (74,775)
Institutional Shares
Proceeds from shares issued ............................................ 3,873 , 150 4,226,637 22,264,520 26,442,313
Proceeds from merger ................................................... 5,267,351
(a)
— — —
Dividends reinvested .................................................... 511,143 546,331 1,427,191 1,115,253
Cost of shares redeemed ................................................. (8,121,445) (13,925,081) (25,993,398) (30,792,058)
Change in net assets from Institutional Shares ........................ 1,530 , 199 (9,152,113) (2,301,687) (3,234,492)
A Shares
Proceeds from shares issued ............................................ 30 , 279 21 11 18
Proceeds from merger ................................................... 182,898
(a)
— — —
Dividends reinvested .................................................... 61,778 70,169 1,881 1,549
Cost of shares redeemed ................................................. (1,358,423) (35,001) (101) (960)
Change in net assets from A Shares ................................... ( 1,083 , 468 ) 35,189 1,791 607
Change in net assets resulting from capital transactions: ..................... $ 2,645,872 $ (10,061,434) $ (2,623,095) $ (3,308,660)
Share Transactions:
Investor Shares
Issued .................................................................. 166,375 539 3,677 3,510
Issued from merger ...................................................... 106,403
(a)
— — —
Reinvested .............................................................. 4,527 5,192 3,731 3,602
Redeemed ............................................................... (40,104) (111,850) (46,013) (15,966)
Change in Investor Shares ............................................ 237,201 (106,119) (38,605) (8,854)
Institutional Shares
Issued .................................................................. 427,789 476,253 2,686,097 3,161,583
Issued from merger ...................................................... 567,083
(a)
— — —
Reinvested .............................................................. 56,584 61,637 171,827 133,952
Redeemed ............................................................... (902,155) (1,570,311) (3,138,276) (3,702,411)
Change in Institutional Shares ........................................ 149,301 (1,032,421) (280,352) (406,876)
A Shares
Issued .................................................................. 3,269 3 2 2
Issued from merger ...................................................... 19,668
(a)
— — —
Reinvested .............................................................. 6,849 7,906 226 185
Redeemed ............................................................... (150,575) (3,958) (13) (116)
Change in A Shares .................................................. (120,789) 3,951 215 71
Change in shares: .................................................... 265,713 (1,134,589) (318,742) (415,659)
(a) See Note 8 in Notes to Financial Statements.

Continued

See notes to financial statements.
Statements of Changes in Net Assets
August 31, 2024
Strategic Enhanced Yield Fund Ultra Short Tax-Free Income Fund
Year Ended
August 31, 2024
Year Ended
August 31, 2023
Year Ended
August 31, 2024
Year Ended
August 31, 2023
From Investment Activities:
Operations:
Net investment income/(loss) ............................................ $ 344,554 $ 304,216 $ 419,293 $ 325,021
Net realized gains/(losses) from investment transactions .................. 21,618 (1,358,352) (5) (422)
Change in unrealized appreciation/(depreciation) on investments .......... 473,071 804,309 21,427 218,218
Change in net assets resulting from operations .............................. 839,243 (249,827) 440,715 542,817
Distributions to Shareholders:
Investor Shares .......................................................... (8,248) (18,077) (87) (555)
Institutional Shares ...................................................... (330,489) (279,906) (418,845) (323,394)
A Shares ................................................................ (5,976) (6,143) (524) (814)
Change in net assets from shareholder distributions ......................... (344,713) (304,126) (419,456) (324,763)
Change in net assets from capital transactions ............................... 9,313,149 (4,518,202) (6,015,996) (10,552,155)
Change in net assets ........................................................ 9,807,679 (5,072,155) (5,994,737) (10,334,101)
Net Assets:
Beginning of year ........................................................ 4,990,817 10,062,972 16,379,908 26,714,009
End of year .............................................................. $ 14,798,496 $ 4,990,817 $ 10,385,171 $ 16,379,908
Capital Transactions:
Investor Shares
Proceeds from shares issued ............................................ $ 857 $ 674 $ — $ 141
Dividends reinvested .................................................... 8,247 18,076 76 556
Cost of shares redeemed ................................................. (335,849) (168,435) (7,210) (95,429)
Change in net assets from Investor Shares ............................ (326,745) (149,685) (7,134) (94,732)
Institutional Shares
Proceeds from shares issued ............................................ 11,678,929 1,055,569 722,705 423,970
Dividends reinvested .................................................... 136,555 142,063 30,184 15,507
Cost of shares redeemed ................................................. (2,166,316) (5,548,459) (6,762,264) (10,868,216)
Change in net assets from Institutional Shares ........................ 9,649,168 (4,350,827) (6,009,375) (10,428,739)
A Shares
Proceeds from shares issued ............................................ 15 16 10 135,165
Dividends reinvested .................................................... 5,975 6,143 524 814
Cost of shares redeemed ................................................. (15,264) (23,849) (21) (164,663)
Change in net assets from A Shares ................................... (9,274) (17,690) 513 (28,684)
Change in net assets resulting from capital transactions: ..................... $ 9,313,149 $ (4,518,202) $ (6,015,996) $ (10,552,155)
Share Transactions:
Investor Shares
Issued .................................................................. 90 75 — 11
Reinvested .............................................................. 962 2,062 8 56
Redeemed ............................................................... (38,630) (19,213) (723) (9,640)
Change in Investor Shares ............................................ (37,578) (17,076) (715) (9,573)
Institutional Shares
Issued .................................................................. 1,356,478 122,212 71,990 42,796
Reinvested .............................................................. 15,956 16,418 3,008 1,555
Redeemed ............................................................... (253,926) (640,076) (674,114) (1,090,554)
Change in Institutional Shares ........................................ 1,118,508 (501,446) (599,116) (1,046,203)
A Shares
Issued .................................................................. 2 2 1 13,660
Reinvested .............................................................. 700 710 52 82
Redeemed ............................................................... (1,806) (2,764) (2) (16,547)
Change in A Shares .................................................. (1,104) (2,052) 51 (2,805)
Change in shares: .................................................... 1,079,826 (520,574) (599,780) (1,058,581)

See notes to financial statements.
Statements of Changes in Net Assets
August 31, 2024
Concluded
World Energy Fund Hedged Income Fund
Year Ended
August 31, 2024
Year Ended
August 31, 2023
Year Ended
August 31, 2024
Year Ended
August 31, 2023
From Investment Activities:
Operations:
Net investment income/(loss) ............................................ $ 1,881,533 $ 2,000,575 $ 461,973 $ 872,518
Net realized gains/(losses) from investment transactions .................. 1,507,388 4,632,825 (528,132) (2,201,772)
Change in unrealized appreciation/(depreciation) on investments .......... (559,180) (1,055,466) 2,929,537 3,657,316
Change in net assets resulting from operations .............................. 2,829,741 5,577,934 2,863,378 2,328,062
Distributions to Shareholders:
Investor Shares .......................................................... (334,100) (518,068) (1,989) (5,713)
Institutional Shares ...................................................... (1,273,958) (1,281,672) (505,568) (857,007)
A Shares ................................................................ (50,310) (64,703) (11,820) (25,272)
C Shares ................................................................ (93,754) (69,659) — —
Change in net assets from shareholder distributions ......................... (1,752,122) (1,934,102) (519,377) (887,992)
Change in net assets from capital transactions ............................... 11,858,154 10,556,016 (7,058,722) (3,829,214)
Change in net assets ........................................................ 12,935,773 14,199,848 (4,714,721) (2,389,144)
Net Assets:
Beginning of year ........................................................ 84,951,310 70,751,462 32,882,122 35,271,266
End of year .............................................................. $ 97,887,083 $ 84,951,310 $ 28,167,401 $ 32,882,122
Capital Transactions:
Investor Shares
Proceeds from shares issued ............................................ $ 4,012,303 $ 12,296,209 $ 47,199 $ 23,025
Dividends reinvested .................................................... 333,603 517,565 1,989 5,713
Cost of shares redeemed ................................................. (6,777,670) (18,723,312) (135,358) (180,140)
Change in net assets from Investor Shares ............................ (2,431,764) (5,909,538) (86,170) (151,402)
Institutional Shares
Proceeds from shares issued ............................................ 31,983,503 48,259,551 2,609,570 6,345,162
Dividends reinvested .................................................... 974,384 1,044,996 90,255 161,680
Cost of shares redeemed ................................................. (20,074,485) (33,267,016) (9,866,348) (9,318,096)
Change in net assets from Institutional Shares ........................ 12,883,402 16,037,531 (7,166,523) (2,811,254)
A Shares
Proceeds from shares issued ............................................ 832,514 1,269,850 436,409 530,998
Dividends reinvested .................................................... 49,399 64,019 11,820 25,272
Cost of shares redeemed ................................................. (862,260) (1,931,273) (254,258) (1,422,828)
Change in net assets from A Shares ................................... 19,653 (597,404) 193,971 (866,558)
C Shares
Proceeds from shares issued ............................................ 2,445,396 2,711,773 — —
Dividends reinvested .................................................... 93,514 69,402 — —
Cost of shares redeemed ................................................. (1,152,047) (1,755,748) — —
Change in net assets from C Shares .................................. 1,386,863 1,025,427 — —
Change in net assets resulting from capital transactions: ..................... $ 11,858,154 $ 10,556,016 $ (7,058,722) $ (3,829,214)
Share Transactions:
Investor Shares
Issued .................................................................. 292,998 946,202 4,640 2,305
Reinvested .............................................................. 23,949 43,006 192 575
Redeemed ............................................................... (508,950) (1,548,986) (13,134) (18,116)
Change in Investor Shares ............................................ (192,003) (559,778) (8,302) (15,236)
Institutional Shares
Issued .................................................................. 2,339,050 3,800,588 245,726 635,288
Reinvested .............................................................. 70,030 86,749 8,666 16,188
Redeemed ............................................................... (1,489,116) (2,739,600) (937,839) (920,726)
Change in Institutional Shares ........................................ 919,964 1,147,737 (683,447) (269,250)
A Shares
Issued .................................................................. 60,886 102,933 39,760 52,101
Reinvested .............................................................. 3,550 5,360 1,131 2,528
Redeemed ............................................................... (63,049) (153,000) (24,472) (146,257)
Change in A Shares .................................................. 1,387 (44,707) 16,419 (91,628)
C Shares
Issued .................................................................. 181,652 213,818 — —
Reinvested .............................................................. 6,725 5,843 — —
Redeemed ............................................................... (85,850) (144,214) — —
Change in C Shares .................................................. 102,527 75,447 — —
Change in shares: .................................................... 831,875 618,699 (675,330) (376,114)

Schedule of Portfolio Investments
August 31, 2024
U.S. Treasury Fund

See notes to financial statements.
Shares or
Principal
Amount Security Description
Amortized
Cost or Value
U.S. Treasury Obligations ( 22 .5% )
U.S. Treasury Bills
$ 150,000,000 4.78% , 9/12/24 ..................... $ 149,761,735
50,000,000 4.79% , 2/20/25 ..................... 48,874,356
50,000,000 4.79% , 7/10/25 ..................... 48,001,900
50,000,000 4.84% , 2/13/25 ..................... 48,909,510
50,000,000 4.94% , 9/17/24 ..................... 49,883,656
50,000,000 5.03% , 9/24/24 ..................... 49,833,058
Total U.S. Treasury Obligations (Cost $ 395,264,215 ) ............ 395,264,215
Repurchase Agreements ( 68 .7% )
55,000,000 Bank of Montreal , 5.29%, 9/3/24 , (Purchased on
8/30/24, proceeds at maturity $55,032,328,
Collateralized by U.S. Treasury Obligation,
(0.00%), (11/21/24), fair value of
$56,100,022) .................... 55,000,000
60,000,000 Credit Agricole Cib , 5.28%, 9/3/24 , (Purchased
on 8/30/24, proceeds at maturity $60,035,200,
Collateralized by various U.S. Treasury
Obligations, (1.38% - 4.63%), (2/28/25 -
11/15/31), fair value of $61,200,021) ..... 60,000,000
370,000,000 Federal Reserve Bank of New York , 5.3%, 9/3/24 ,
(Purchased on 8/30/24, proceeds at maturity
$370,217,889, Collateralized by U.S. Treasury
Obligation, (4.25%), (11/15/40), fair value of
$370,217,891) .................... 370,000,000
35,000,000 Fixed Income Clearing Corporation - Bank of New
York Mellon , 5.25%, 9/3/24 , (Purchased on
8/30/24, proceeds at maturity $35,020,417,
Collateralized by U.S. Treasury Obligation,
(4.50%), (5/31/29), fair value of $35,700,028) 35,000,000
335,000,000 Fixed Income Clearing Corporation - State
Street Bank & Trust Co. , 5.3%, 9/3/24 ,
(Purchased on 8/30/24, proceeds at
maturity $335,197,278, Collateralized by
various U.S. Treasury Obligations, (0.75%
- 4.50%), (3/31/26 - 5/31/26), fair value of
$341,700,000) .................... 335,000,000
Shares or
Principal
Amount Security Description
Amortized
Cost or Value
Repurchase Agreements, continued:
$ 35,000,000 Goldman Sachs & Co. , 5.25%, 9/3/24 ,
(Purchased on 8/30/24, proceeds at
maturity $35,020,417, Collateralized by
various U.S. Treasury Obligations, (2.88% -
4.38%), (11/30/28 - 5/15/32), fair value of
$35,700,092) .................... $ 35,000,000
80,000,000 Nomura Securities International, Inc. , 5.31%,
9/3/24 , (Purchased on 8/30/24, proceeds
at maturity $80,047,200, Collateralized by
various U.S. Treasury Obligations, (0.00%
- 2.75%), (2/6/25 - 11/15/42), fair value of
$81,653,101) .................... 80,000,000
100,000,000 Northern Trust Corp. , 5.3%, 9/3/24 ,
(Purchased on 8/30/24, proceeds at
maturity $100,058,889, Collateralized by
various U.S. Treasury Obligations, (1.63%
- 4.50%), (5/31/29 - 8/15/29), fair value of
$102,000,000) .................... 100,000,000
140,000,000 Royal Bank of Canada , 5.27%, 9/3/24 ,
(Purchased on 8/30/24, proceeds at
maturity $140,081,978, Collateralized by
various U.S. Treasury Obligations, (0.00% -
4.63%), (10/31/24 - 8/15/54), fair value of
$142,800,091) .................... 140,000,000
Total Repurchase Agreements (Cost $ 1,210,000,000 ) ............ 1,210,000,000
Investment Companies ( 9 .2% )
17,010,024 Federated Hermes Treasury Obligations Fund,
Institutional Class , 5 .01% (a) .......... 17,010,024
145,226,469 First American Treasury Obligations Fund ,
5 .17% (a) ....................... 145,226,469
Total Investment Companies (Cost $ 162,236,493 ) .............. 162,236,493
Total Investments (Cost $ 1,767,500,708 ) (b) — 100 .4% .......... 1,767,500,708
Liabilities in excess of other assets — ( 0 .4 ) % ................ (7,082,939)
Net Assets - 100.0% ................................. $ 1,760,417,769
(a) Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at August 31, 2024.
(b) Cost and value for federal income tax and financial reporting purposes are the same.

Schedule of Portfolio Investments
August 31, 2024
Government Securities Money Market Fund

See notes to financial statements.
Shares or
Principal
Amount Security Description
Amortized
Cost or Value
U.S. Government Agency Securities (37.8%)
Federal Farm Credit Banks Funding Corp.
$ 50,000,000 4.89% , 7/22/25 ..................... $ 49,994,844
50,000,000 4.96% , 8/13/25 , Callable 2/13/25 @ 100 * ... 49,991,033
45,000,000 5.01% , 10/2/24 ..................... 44,999,731
10,000,000 5.32% , 12/9/24 , Callable 9/13/24 @ 100 * ... 9,869,237
100,000,000 5.36% ( SOFR + 4 bps ) , 1/28/25 .......... 100,000,000
75,000,000 5.36% ( SOFR + 4 bps ) , 4/9/25 ........... 75,000,000
100,000,000 5.36% ( SOFR + 4 bps ) , 5/2/25 ........... 100,000,000
35,000,000 5.36% ( SOFR + 4 bps ) , 5/13/25 .......... 35,000,000
50,000,000 5.36% ( SOFR + 4 bps ) , 6/6/25 ........... 50,000,000
35,000,000 5.36% ( SOFR + 4 bps ) , 7/2/25 ........... 35,000,000
50,000,000 5.37% ( SOFR + 5 bps ) , 2/12/25 .......... 50,000,000
50,000,000 5.37% ( SOFR + 5 bps ) , 5/6/25 ........... 50,000,000
50,000,000 5.37% ( SOFR + 5 bps ) , 7/23/25 .......... 50,000,000
100,000,000 5.38% ( SOFR + 6 bps ) , 1/9/25 ........... 100,000,000
100,000,000 5.40% ( SOFR + 8 bps ) , 9/12/24 .......... 100,000,000
899,854,845
Federal Home Loan Banks
20,000,000 5.35% , 8/28/25 , Callable 10/28/24 @ 100 * .. 20,000,000
50,000,000 5.43% ( SOFR + 10 bps ) , 11/27/24 ........ 50,000,000
70,000,000
Federal Home Loan Mortgage Corporation
20,965,000 5.13%, 1/27/25, Callable 10/27/24 @ 100 * .. 20,965,000
Federal National Mortgage Association
50,000,000 4.62%, 6/17/25 ..................... 48,408,806
Total U.S. Government Agency Securities (Cost $1,039,228,651) .... 1,039,228,651
U.S. Treasury Obligations (12.7%)
U.S. Treasury Bills
200,000,000 4.78%, 9/12/24 ..................... 199,681,642
50,000,000 4.78%, 2/27/25 ..................... 48,834,064
50,000,000 4.94%, 9/17/24 ..................... 49,883,655
50,000,000 5.13%, 10/17/24 .................... 49,667,139
Total U.S. Treasury Obligations (Cost $348,066,500) ............ 348,066,500
Repurchase Agreements (43.3%)
35,000,000 Bank of Montreal, 5.29%, 9/3/24, (Purchased on
8/30/24, proceeds at maturity $35,020,572,
Collateralized by U.S. Treasury Obligation,
(0.00%), (9/24/24), fair value of $35,700,096) 35,000,000
20,000,000 Credit Agricole Cib, 5.28%, 9/3/24, (Purchased
on 8/30/24, proceeds at maturity $20,011,733,
Collateralized by U.S. Treasury Obligation,
(4.63%), (11/15/26), fair value of
$20,400,024) .................... 20,000,000
Shares or
Principal
Amount Security Description
Amortized
Cost or Value
Repurchase Agreements, continued:
$ 330,000,000 Federal Reserve Bank of New York, 5.3%, 9/3/24,
(Purchased on 8/30/24, proceeds at maturity
$330,194,333, Collateralized by U.S. Treasury
Obligation, (4.25%), (11/15/40), fair value of
$330,194,430) .................... $ 330,000,000
5,000,000 Fixed Income Clearing Corporation - Bank of New
York Mellon, 5.25%, 9/3/24, (Purchased on
8/30/24, proceeds at maturity $5,002,917,
Collateralized by U.S. Treasury Obligation,
(4.50%), (5/31/29), fair value of $5,100,079) 5,000,000
390,000,000 Fixed Income Clearing Corporation - State
Street Bank & Trust Co., 5.3%, 9/3/24,
(Purchased on 8/30/24, proceeds at
maturity $390,229,667, Collateralized by
various U.S. Treasury Obligations, (0.75%
- 4.50%), (3/31/26 - 5/31/26), fair value of
$397,800,000) .................... 390,000,000
5,000,000 Goldman Sachs & Co., 5.25%, 9/3/24,
(Purchased on 8/30/24, proceeds at maturity
$5,002,917, Collateralized by U.S. Treasury
Obligation, (0.00%), (8/15/39), fair value of
$5,100,000) ..................... 5,000,000
130,000,000 Nomura Securities International, Inc., 5.31%,
9/3/24, (Purchased on 8/30/24, proceeds
at maturity $130,076,700, Collateralized by
various U.S. Treasury Obligations, (0.00%
- 4.25%), (9/3/24 - 5/15/49), fair value of
$132,604,912) .................... 130,000,000
200,000,000 Northern Trust Corp., 5.3%, 9/3/24, (Purchased
on 8/30/24, proceeds at maturity
$200,117,778, Collateralized by various
U.S. Treasury Obligations, (1.88% - 4.50%),
(1/1/29 - 5/31/29), fair value of $204,000,000) 200,000,000
75,000,000 Royal Bank of Canada, 5.27%, 9/3/24, (Purchased
on 8/30/24, proceeds at maturity $75,043,917,
Collateralized by various U.S. Treasury
Obligations, (0.00% - 7.00%), (9/24/24 -
8/15/54), fair value of $76,500,131) ...... 75,000,000
Total Repurchase Agreements (Cost $1,190,000,000) ............ 1,190,000,000
Investment Companies (6.2%)
149,935,565 Fidelity Government Portfolio, 5.24%(a) ..... 149,935,565
21,326,702 First American Treasury Obligations Fund,
5.17%(a) ....................... 21,326,702
Total Investment Companies (Cost $171,262,267) .............. 171,262,267
Total Investments (Cost $2,748,557,418)(b) — 100.0% .......... 2,748,557,418
Liabilities in excess of other assets — 0.0%^ ................ (1,199,688)
Net Assets - 100.0% ................................. $ 2,747,357,730
(a) Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at August 31, 2024.
(b) Cost and value for federal income tax and financial reporting purposes are the same.
* Represents next call date.  Additional subsequent call dates and amounts may apply to this security.
^ Represents less than 0.05%.
SOFR Secured Overnight Financing Rate

Schedule of Portfolio Investments
August 31, 2024
Limited Duration Fund

See notes to financial statements.
Shares or
Principal
Amount Security Description Value
Asset Backed Securities (28.2%)
$ 154,830 CDC Mortgage Capital Trust, Series 2002-HE1,
Class A, 6.01% (TSFR1M + 73 bps), 1/25/33,
Callable 9/25/24 @ 100* ............. $ 154,179
500,213 CLI Funding VIII LLC, Series 2021-1A, Class B,
2.38%, 2/18/46, Callable 9/18/24 @ 100*(a) 455,422
76 Countrywide Asset-Backed Certificates , Series
2002-S1, Class A5, 6.49%, 5/25/32, Callable
9/25/24 @ 100*(b)(c) ............... 76
669,130 CWABS Asset-Backed Certificates Trust, Series
2007-4, Class A4W, 4.32%, 4/25/47, Callable
12/25/27 @ 100*(b) ................ 629,850
656,415 DRIVEN BRANDS FUNDING LLC, Series 2019-2A,
Class A2, 3.98%, 10/20/49, Callable 10/20/24
@ 100*(a) ...................... 636,990
1,086,000 Flexential Issuer, Series 2021-1A, Class A2,
3.25%, 11/27/51, Callable 11/25/25 @
100*(a) ........................ 1,020,026
500,000 FMC GMSR Issuer Trust, Series 2022-GT2, Class
A, 7.90%, 7/25/27(a) ............... 510,945
457,984 Fremont Home Loan Trust, Series 2004-3, Class
M5, 7.27% (TSFR1M + 199 bps), 11/25/34,
Callable 9/25/24 @ 100* ............. 308,908
1,095,992 Goodgreen Trust, Series 2020-1A, Class A,
2.63%, 4/15/55, Callable 10/15/40 @ 100*(a) 945,719
595,000 HI-FI Music IP Issuer LP, Series 2022-1A, Class
A2, 3.94%, 2/1/62, Callable 11/1/24 @
100*(a) ........................ 571,759
4 IMC Home Equity Loan Trus t, Series 1998-1,
Class A6, 6.93%, 6/20/29(b)(c) ........ 4
745,750 Jack in the Box Funding LLC, Series 2022-1A,
Class A2I, 3.45%, 2/26/52, Callable 2/25/25
@ 100*(a) ...................... 706,272
286,807 Longtrain Leasing III LLC, Series 2015-1A, Class
A2, 4.06%, 1/15/45, Callable 1/15/25 @
100*(a) ........................ 285,024
835,000 New Economy Assets Phase 1 Sponsor LLC,
Series 2021-1, Class B1, 2.41%, 10/20/61,
Callable 10/20/24 @ 100*(a) .......... 742,790
500,000 PNMAC GMSR Issuer Trust, Series 2024-GT1,
Class A, 8.48% (TSFR1M + 320 bps),
3/25/29(a) ...................... 505,550
84,193 RAAC Trust, Series 2007-SP1, Class M1, 6.25%
(TSFR1M + 97 bps), 3/25/37, Callable 9/25/24
@ 100* ........................ 84,028
47,566 RAMP Trust, Series 2002-RS2, Class AI5, 4.75%,
3/25/32, Callable 9/25/24 @ 100* ....... 47,013
711 Saxon Asset Securities Trust , Series 2003-3,
Class AF6, 4.22%, 12/25/33, Callable 9/25/24
@ 100*(b)(c) ..................... 699
776,667 Sonic Capital LLC, Series 2021-1A, Class A2I,
2.19%, 8/20/51, Callable 8/20/25 @ 100*(a) 690,486
37,301 Soundview Home Loan Trus t, Series 2005-B,
Class M2, 6.71%, 5/25/35, Callable 9/25/24
@ 100*(b)(c) ..................... 34,589
98,094 Soundview Home Loan Trust, Series 2005-
OPT3, Class M1, 6.10% (TSFR1M + 82 bps),
11/25/35, Callable 9/25/24 @ 100* ...... 96,568
188,409 Structured Asset Investment Loan Trust, Series
2005-HE3, Class M1, 6.11% (TSFR1M + 83
bps), 9/25/35, Callable 9/25/24 @ 100* ... 186,302
656,250 Taco Bell Funding LLC, Series 2016-1A, Class
A23, 4.97%, 5/25/46, Callable 11/25/24 @
100*(a) ........................ 653,607
Shares or
Principal
Amount Security Description Value
Asset Backed Securities, continued:
$ 405,269 Textainer Marine Containers VII, Ltd., Series
2020-1A, Class A, 2.73%, 8/21/45, Callable
9/20/24 @ 100*(a) ................. $ 386,196
190,293 VR Funding LLC, Series 2020-1A, Class A,
2.79%, 11/15/50, Callable 11/15/24 @
100*(a) ........................ 173,003
223,738 Wendy's Funding LLC, Series 2019-1A, Class
A2I, 3.78%, 6/15/49, Callable 9/15/24 @
100*(a) ........................ 217,951
135,744 Willis Engine Structured Trust VI, Series 2021-A,
Class A, 3.10%, 5/15/46, Callable 5/15/29 @
100*(a) ........................ 123,499
635,350 Zaxby's Funding LLC, Series 2021-1A, Class A2,
3.24%, 7/30/51, Callable 7/30/25 @ 100*(a) 578,406
Total Asset Backed Securities (Cost $11,506,298) .............. 10,745,861
Mortgage Backed Securities† (23.7%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.2%)
7,511 Alternative Loan Trust, Series 2005-24, Class
1A1, 6.47% (12MTA + 131 bps), 7/20/35,
Callable 9/19/24 @ 100* ............. 6,579
7,420 Bear Stearns Alternative Trust, Series 2005-5,
Class 26A1, 4.64%, 7/25/35, Callable 9/25/24
@ 100*(b) ...................... 5,291
52,050 Bear Stearns Alternative Trust, Series 2006-1,
Class 21A2, 4.64%, 2/25/36, Callable 9/25/24
@ 100*(b) ...................... 35,607
809 Deutsche Alternative Securities Mortgage Loan
Trust, Series 2006-AB4, Class A1B1, 5.49%
(TSFR1M + 21 bps), 10/25/36, Callable
9/25/24 @ 100* ................... 649
1,615 First Horizon Alternative Mortgage Securities
Trust, Series 2004-AA3, Class A1, 5.81%,
9/25/34, Callable 9/25/24 @ 100*(b) ..... 1,642
12,765 RALI Trust, Series 2006-QA1, Class A21, 5.25%,
1/25/36, Callable 9/25/24 @ 100*(b) ..... 9,304
19,773 RALI Trust, Series 2004-QA4, Class NB21,
5.34%, 9/25/34, Callable 9/25/24 @ 100*(b) 19,358
78,430
Alt-A - Fixed Rate Mortgage Backed Securities (1.6%)
2,147 Alternative Loan Trust, Series 2005-3CB, Class
1A4, 5.25%, 3/25/35, Callable 9/25/24 @
100* .......................... 1,791
8,668 Alternative Loan Trust, Series 2005-J13, Class
2A3, 5.50%, 11/25/35, Callable 9/25/24 @
100* .......................... 6,057
14,788 Alternative Loan Trust, Series 2006-2CB, Class
A3, 5.50%, 3/25/36, Callable 9/25/24 @ 100* 6,030
6,288 Alternative Loan Trust, Series 2004-5CB, Class
1A1, 6.00%, 5/25/34, Callable 9/25/24 @
100* .......................... 6,412
15,313 Alternative Loan Trust, Series 2006-31CB, Class
A16, 6.00%, 11/25/36, Callable 9/25/24 @
100* .......................... 8,846
14,919 Alternative Loan Trust, Series 2006-43CB, Class
1A4, 6.00%, 2/25/37, Callable 9/25/24 @
100* .......................... 8,116
170,651 Alternative Loan Trust, Series 2006-J8, Class A2,
6.00%, 2/25/37, Callable 9/25/24 @ 100* . 72,904
52,837 Alternative Loan Trust, Series 2004-J8, Class 2A1,
7.00%, 8/25/34, Callable 9/25/24 @ 100* . 47,905

Continued
Schedule of Portfolio Investments
August 31, 2024
Limited Duration Fund

See notes to financial statements.
Shares or
Principal
Amount Security Description Value
Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$ 10,525 ChaseFlex Trust, Series 2005-1, Class 2A4,
5.50%, 2/25/35, Callable 9/25/24 @ 100* . $ 10,089
12,046 CitiMortgage Alternative Loan Trust, Series
2006-A3, Class 1A5, 6.00%, 7/25/36, Callable
9/25/24 @ 100* ................... 11,001
3,449 CSFB Mortgage-Backed Pass-Through
Certificates, Series 2004-1, Class 4A1, 5.00%,
2/25/19 ........................ 3,342
2,765 Deutsche Alternative Securities Mortgage Loan
Trust, Series 2006-AB4, Class A1A, 6.01%,
10/25/36, Callable 9/25/24 @ 100*(b) .... 2,377
829 Deutsche Alternative Securities, Inc. Mortgage
Loan Trust, Series 2003-4XS, Class A6A,
6.99%, 10/25/44, Callable 9/25/24 @ 100*(b)
(c) ............................ 807
4,517 MASTR Alternative Loan Trust, Series 2004-1,
Class 4A1, 5.50%, 2/25/34, Callable 9/25/24
@ 100* ........................ 4,474
5,526 MASTR Alternative Loan Trust, Series 2004-4,
Class 1A1, 5.50%, 5/25/34, Callable 9/25/24
@ 100* ........................ 5,432
798 MASTR Alternative Loan Trust, Series 2005-1,
Class 5A1, 5.50%, 1/25/20 ........... 719
2,367 MASTR Alternative Loan Trust, Series 2004-3,
Class 3A1, 6.00%, 4/25/34, Callable 9/25/24
@ 100* ........................ 2,383
10,590 MASTR Alternative Loan Trust, Series 2004-6,
Class 7A1, 6.00%, 7/25/34, Callable 9/25/24
@ 100* ........................ 10,398
5,799 MASTR Alternative Loan Trust, Series 2003-7,
Class 6A1, 6.50%, 12/25/33, Callable 9/25/24
@ 100* ........................ 6,109
229,035 MASTR Alternative Loan Trust, Series 2004-3,
Class 5A1, 6.50%, 3/25/34, Callable 9/25/24
@ 100* ........................ 236,147
8,697 MASTR Alternative Loan Trust, Series 2004-4,
Class 8A1, 6.50%, 5/25/34, Callable 9/25/24
@ 100* ........................ 8,719
17,388 MASTR Alternative Loan Trust, Series 2004-6,
Class 6A1, 6.50%, 7/25/34, Callable 9/25/24
@ 100* ........................ 17,436
16,701 MASTR Alternative Loan Trust, Series 2004-1,
Class 3A1, 7.00%, 1/25/34, Callable 9/25/24
@ 100* ........................ 16,616
2,223 MASTR Alternative Loan Trust, Series 2004-3,
Class 8A1, 7.00%, 4/25/34, Callable 9/25/24
@ 100* ........................ 2,269
186 Nomura Asset Acceptance Corp. Alternative Loan
Trust, Series 2005-WF1, Class 2A5, 5.68%,
3/25/35, Callable 9/25/24 @ 100*(b)(c) ... 186
99 RALI Trust, Series 2004-QS13, Class CB, 5.00%,
9/25/19 ........................ 92
5,554 RALI Trust, Series 2004-QS6, Class A1, 5.00%,
5/25/19 ........................ 5,133
18,386 RALI Trust, Series 2006-QS6, Class 1A2, 6.00%,
6/25/36, Callable 9/25/24 @ 100* ....... 14,320
18,896 RALI Trust, Series 2006-QS12, Class 1A2, 6.50%,
9/25/36, Callable 9/25/24 @ 100* ....... 8,409
33,713 Residential Asset Securitization Trust, Series
2005-A14, Class A5, 5.50%, 12/25/35,
Callable 9/25/24 @ 100* ............. 15,993
Shares or
Principal
Amount Security Description Value
Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$ 38,901 Residential Asset Securitization Trust, Series
2006-A8, Class 1A1, 6.00%, 8/25/36, Callable
9/25/24 @ 100* ................... $ 21,800
40,468 Residential Asset Securitization Trust, Series
2006-A9CB, Class A5, 6.00%, 9/25/36,
Callable 9/25/24 @ 100* ............. 12,931
23,668 Residential Asset Securitization Trust, Series
2007-A5, Class 2A3, 6.00%, 5/25/37, Callable
9/25/24 @ 100* ................... 12,534
22,358 WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-6, Class 1CB, 6.50%, 8/25/35,
Callable 9/25/24 @ 100* ............. 20,296
6,266 Wells Fargo Alternative Loan Trust, Series 2005-1,
Class 2A3, 5.50%, 2/25/35, Callable 9/25/24
@ 100* ........................ 5,772
613,845
Prime Adjustable Rate Mortgage Backed Securities (2.6%)
3,510 Banc of America Funding Trust, Series 2004-B,
Class 5A1, 5.91%, 11/20/34, Callable 9/20/24
@ 100*(b) ...................... 3,428
3,626 Banc of America Mortgage Trust, Series 2006-A,
Class 2A1, 4.86%, 2/25/36, Callable 9/25/24
@ 100*(b) ...................... 3,289
2,232 Banc of America Mortgage Trust, Series 2006-B,
Class 2A1, 5.04%, 11/20/46, Callable 9/20/24
@ 100*(b) ...................... 2,006
3,317 Banc of America Mortgage Trust, Series 2003-H,
Class 2A3, 7.37%, 9/25/33, Callable 9/25/24
@ 100*(b) ...................... 3,151
2,518 Banc of America Mortgage Trust, Series 2004-E,
Class 1A1, 7.38%, 6/25/34, Callable 9/25/24
@ 100*(b) ...................... 2,417
2,163 Bear Stearns ARM Trust, Series 2004-9, Class
12A3, 5.73%, 11/25/34, Callable 9/25/24 @
100*(b) ........................ 2,190
606 Bear Stearns ARM Trust, Series 2003-7, Class 4A,
5.88%, 10/25/33, Callable 9/25/24 @ 100*(b) 619
3,023 Bear Stearns ARM Trust, Series 2004-6, Class
1A1, 5.94%, 9/25/34, Callable 9/25/24 @
100*(b) ........................ 2,853
2,247 Bear Stearns ARM Trust, Series 2006-4, Class
1A1, 6.55%, 10/25/36, Callable 9/25/24 @
100*(b) ........................ 2,142
1,546 Bear Stearns ARM Trust, Series 2004-10, Class
15A1, 6.68%, 1/25/35, Callable 9/25/24 @
100*(b) ........................ 1,530
2,721 Bear Stearns ARM Trust, Series 2005-9, Class
A1, 7.08% (H15T1Y + 230 bps), 10/25/35,
Callable 9/25/24 @ 100* ............. 2,500
520 Bear Stearns Mortgage Securities, Inc., Series
1997-6, Class 1A, 8.20%, 3/25/31, Callable
9/25/24 @ 100*(b) ................. 519
7,416 Chase Mortgage Finance Trust, Series 2007-A2,
Class 7A1, 5.31%, 7/25/37, Callable 9/25/24
@ 100*(b) ...................... 5,996
6,907 CHL Mortgage Pass-Through Trust, Series
2004-2, Class 2A1, 4.50%, 2/25/34, Callable
9/25/24 @ 100*(b) ................. 6,107
5,664 CHL Mortgage Pass-Through Trust, Series
2003-58, Class 2A2, 6.03%, 2/19/34, Callable
9/19/24 @ 100*(b) ................. 5,540

Continued
Schedule of Portfolio Investments
August 31, 2024
Limited Duration Fund

See notes to financial statements.
Shares or
Principal
Amount Security Description Value
Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$ 2,819 CHL Mortgage Pass-Through Trust, Series
2003-60, Class 2A1, 6.12%, 2/25/34, Callable
9/25/24 @ 100*(b) ................. $ 2,622
3,280 Citigroup Mortgage Loan Trust, Series 2005-3,
Class 2A2A, 6.26%, 8/25/35(b) ........ 3,086
20,379 Credit Suisse First Boston Mortgage Securities
Corp., Series 2002-AR28, Class CB3, 5.64%,
11/25/32, Callable 9/25/24 @ 100*(b) .... 13,483
16,066 Credit Suisse First Boston Mortgage Securities
Corp., Series 2004-AR7, Class 2A1, 5.94%,
11/25/34, Callable 9/25/24 @ 100*(b) .... 15,636
457,439 Fannie Mae REMIC Trust, Series 2003-W14,
Class 2A, 4.73%, 1/25/43, Callable 9/25/24 @
100*(b) ........................ 464,983
3,974 First Horizon Mortgage Pass-Through Trust,
Series 2005-AR4, Class 2A1, 5.15%,
10/25/35, Callable 9/25/24 @ 100*(b) .... 3,683
20,563 GMACM Mortgage Loan Trust, Series 2005-AR6,
Class 3A1, 4.26%, 11/19/35, Callable 9/19/24
@ 100*(b) ...................... 17,584
11,212 GSR Mortgage Loan Trust, Series 2005-AR2,
Class 1A2, 4.33%, 4/25/35, Callable 9/25/24
@ 100*(b) ...................... 10,414
3,144 GSR Mortgage Loan Trust, Series 2005-AR7,
Class 2A1, 5.05%, 11/25/35, Callable 9/25/24
@ 100*(b) ...................... 3,023
50,406 HarborView Mortgage Loan Trust, Series 2004-10,
Class 3A1B, 4.73%, 1/19/35, Callable 9/19/24
@ 100*(b) ...................... 44,455
1,561 HarborView Mortgage Loan Trust, Series 2005-
14, Class 3A1A, 7.20%, 12/19/35, Callable
9/19/24 @ 100*(b) ................. 1,464
6,252 HomeBanc Mortgage Trust, Series 2006-1, Class
1A1, 4.39%, 4/25/37, Callable 9/25/24 @
100*(b) ........................ 5,446
28,788 IndyMac INDX Mortgage Loan Trust, Series 2006-
AR19, Class 1A2, 4.03%, 8/25/36, Callable
9/25/24 @ 100*(b) ................. 18,402
17,699 IndyMac INDX Mortgage Loan Trust, Series 2006-
AR13, Class A1, 4.28%, 7/25/36, Callable
9/25/24 @ 100*(b) ................. 11,969
6,992 IndyMac INDX Mortgage Loan Trust, Series
2004-AR4, Class 1A, 5.16%, 8/25/34, Callable
9/25/24 @ 100*(b) ................. 6,698
14,385 IndyMac INDX Mortgage Loan Trust, Series
2004-AR4, Class 3A, 5.53%, 8/25/34, Callable
9/25/24 @ 100*(b) ................. 13,493
11,213 JPMorgan Mortgage Trust, Series 2006-A6, Class
1A4L, 4.46%, 10/25/36, Callable 9/25/24 @
100*(b) ........................ 8,214
1,154 JPMorgan Mortgage Trust, Series 2006-A5, Class
3A4, 5.09%, 8/25/36, Callable 9/25/24 @
100*(b) ........................ 903
2,232 JPMorgan Mortgage Trust, Series 2006-A2, Class
2A1, 5.20%, 4/25/36, Callable 9/25/24 @
100*(b) ........................ 1,942
97,963 JPMorgan Mortgage Trust, Series 2005-A6, Class
3A3, 5.44%, 9/25/35, Callable 9/25/24 @
100*(b) ........................ 89,995
7,691 JPMorgan Mortgage Trust, Series 2005-A1, Class
3A4, 5.51%, 2/25/35, Callable 9/25/24 @
100*(b) ........................ 7,335
Shares or
Principal
Amount Security Description Value
Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$ 10,753 MASTR Adjustable Rate Mortgages Trust, Series
2004-13, Class 2A1, 6.49%, 4/21/34, Callable
9/21/24 @ 100*(b) ................. $ 10,389
3,977 Merrill Lynch Mortgage Investors Trust, Series
2004-1, Class 2A2, 5.68%, 12/25/34, Callable
9/25/24 @ 100*(b) ................. 3,756
537 Merrill Lynch Mortgage Investors Trust, Series
2004-A1, Class 2A2, 5.99%, 2/25/34, Callable
9/25/24 @ 100*(b) ................. 509
5,059 Merrill Lynch Mortgage Investors Trust, Series
2004-A2, Class 1A, 7.28%, 7/25/34, Callable
9/25/24 @ 100*(b) ................. 4,884
1,269 Morgan Stanley Mortgage Loan Trust, Series
2004-6AR, Class 3A, 5.74%, 8/25/34, Callable
9/25/24 @ 100*(b) ................. 1,218
3,136 Morgan Stanley Mortgage Loan Trust, Series
2004-6AR, Class 2A2, 6.66%, 8/25/34,
Callable 9/25/24 @ 100*(b) ........... 3,051
27,877 Ocwen Residential MBS Corp., Series 1998-R1,
Class B1, 2.73%, 10/25/40, Callable 9/25/24
@ 100*(a)(b) ..................... 17,195
16,717 Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-18, Class 1A2, 5.25%, 12/25/34,
Callable 9/25/24 @ 100*(b) ........... 14,689
766 Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 3A1, 6.36%, 2/25/34,
Callable 9/25/24 @ 100*(b) ........... 723
833 Structured Asset Mortgage Investments II
Trust, Series 2005-AR7, Class 1A1, 4.62%,
12/27/35, Callable 9/25/24 @ 100*(b) .... 844
5,928 Structured Asset Securities Corp. Mortgage
Pass-Through Certificates, Series 2003-24A,
Class 1A3, 6.41%, 7/25/33, Callable 9/25/24
@ 100*(b) ...................... 5,763
36,087 WaMu Mortgage Pass-Through Certificates
Trust, Series 2006-AR14, Class 1A1, 3.99%,
11/25/36, Callable 9/25/24 @ 100*(b) .... 31,252
5,395 WaMu Mortgage Pass-Through Certificates
Trust, Series 2006-AR10, Class 1A2, 4.79%,
9/25/36, Callable 9/25/24 @ 100*(b) ..... 4,541
1,025 WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR8, Class 1A1, 4.89%, 8/25/46,
Callable 9/25/24 @ 100*(b) ........... 936
2,422 WaMu Mortgage Pass-Through Certificates Trust,
Series 2004-AR3, Class A2, 5.72%, 6/25/34,
Callable 9/25/24 @ 100*(b) ........... 2,228
3,368 WaMu Mortgage Pass-Through Certificates
Trust, Series 2004-AR10, Class A1B, 6.23%
(TSFR1M + 95 bps), 7/25/44, Callable 9/25/24
@ 100* ........................ 3,182
94,750 WinWater Mortgage Loan Trust, Series 2014-1,
Class A1, 3.92%, 6/20/44, Callable 9/20/24 @
100*(a)(b) ...................... 90,295
984,572
Prime Fixed Mortgage Backed Securities (7.8%)
1,409 American Home Mortgage Investment Trust ,
Series 2005-2, Class 5A1, 6.54%, 9/25/35,
Callable 9/25/24 @ 100*(b)(c) ......... 1,199
327,920 American Home Mortgage Investment Trust,
Series 2006-2, Class 3A2, 6.70%, 6/25/36,
Callable 9/25/24 @ 100*(b)(c) ......... 47,671

Continued
Schedule of Portfolio Investments
August 31, 2024
Limited Duration Fund

See notes to financial statements.
Shares or
Principal
Amount Security Description Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$ 35,373 Angel Oak Mortgage Trust, Series 2019-5, Class
A1, 2.59%, 10/25/49, Callable 9/25/24 @
100*(a)(b) ...................... $ 34,406
294,191 Angel Oak Mortgage Trust, Series 2019-6, Class
A1, 2.62%, 11/25/59, Callable 9/25/24 @
100*(a)(b) ...................... 286,867
11,778 Chase Mortgage Finance Trust, Series 2007-S2,
Class 2A1, 5.50%, 3/25/37, Callable 9/25/24
@ 100* ........................ 896
41,473 ChaseFlex Trust, Series 2005-2, Class 1A1,
6.00%, 6/25/35, Callable 9/25/24 @ 100* . 28,078
189 CHL Mortgage Pass-Through Trust, Series
2003-42, Class 1A1, 3.99%, 9/25/33, Callable
9/25/24 @ 100*(b) ................. 157
5,786 CHL Mortgage Pass-Through Trust, Series
2005-29, Class A1, 5.75%, 12/25/35, Callable
9/25/24 @ 100* ................... 2,862
1,403 Citigroup Mortgage Loan Trust, Inc., Series
2003-1, Class WA2, 6.50%, 6/25/31, Callable
9/25/24 @ 100* ................... 1,390
3,718 Citigroup Mortgage Loan Trust, Inc., Series 2005-
1, Class 3A1, 6.50%, 4/25/35 .......... 3,712
2,254 Citigroup Mortgage Loan Trust, Inc., Series 2004-
NCM1, Class 1A3, 6.75%, 7/25/34, Callable
9/25/24 @ 100* ................... 2,300
47,198 Citigroup Mortgage Loan Trust, Inc., Series 2004-
NCM2, Class 1CB2, 6.75%, 8/25/34, Callable
9/25/24 @ 100* ................... 47,632
5,298 Citigroup Mortgage Loan Trust, Inc., Series 2004-
NCM2, Class 2CB3, 8.00%, 8/25/34, Callable
9/25/24 @ 100* ................... 5,497
57,421 Credit Suisse First Boston Mortgage Securities
Corp., Series 2003-23, Class 1A11, 6.00%,
10/25/33 ....................... 54,741
6,507 Credit Suisse First Boston Mortgage Securities
Corp., Series 2003-8, Class 5A1, 6.50%,
4/25/33, Callable 9/25/24 @ 100* ....... 6,577
12,086 Credit Suisse First Boston Mortgage Securities
Corp., Series 2003-1, Class 1A1, 7.00%,
2/25/33, Callable 9/25/24 @ 100* ....... 12,309
24,058 Credit Suisse First Boston Mortgage Securities
Corp., Series 2002-10, Class 2B1, 7.50%,
5/25/32, Callable 9/25/24 @ 100* ....... 5,070
162,418 Credit Suisse First Boston Mortgage Securities
Corp., Series 2002-34, Class 1A1, 7.50%,
12/25/32, Callable 9/25/24 @ 100* ...... 172,350
9,498 CSFB Mortgage-Backed Pass-Through
Certificates, Series 2003-27, Class 8A1,
6.00%, 11/25/33, Callable 9/25/24 @ 100* . 9,571
3,375 CSFB Mortgage-Backed Trust, Series 2004-7,
Class 5A1, 5.00%, 10/25/19 .......... 3,331
640,523 Fannie Mae REMIC Trust, Series 2004-W10,
Class A6, 5.75%, 8/25/34, Callable 9/25/24 @
100* .......................... 659,627
189,872 Flagstar Mortgage Trust, Series 2021-4, Class A5,
2.50%, 6/1/51, Callable 4/25/45 @ 100*(a)(b) 168,671
10,290 Galton Funding Mortgage Trust, Series 2017-1,
Class A21, 3.50%, 7/25/56, Callable 4/25/31
@ 100*(a)(b) ..................... 9,409
105,362 GS Mortgage-Backed Securities Corp. Trust,
Series 2020-PJ3, Class A14, 3.00%,
10/25/50, Callable 2/25/43 @ 100*(a)(b) .. 91,291
Shares or
Principal
Amount Security Description Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$ 291,227 GS Mortgage-Backed Securities Corp. Trust,
Series 2019-PJ2, Class A8, 4.00%, 11/25/49,
Callable 9/25/24 @ 100*(a)(b) ......... $ 273,104
129,088 GSR Mortgage Loan Trust, Series 2004-13F, Class
2A1, 4.25%, 11/25/34, Callable 9/25/24 @
100* .......................... 124,320
13,477 GSR Mortgage Loan Trust, Series 2003-3F, Class
2A1, 4.50%, 4/25/33, Callable 9/25/24 @
100* .......................... 12,146
62 GSR Mortgage Loan Trust, Series 2004-10F, Class
2A4, 5.00%, 8/25/19 ............... 62
444 GSR Mortgage Loan Trust, Series 2003-2F, Class
3A1, 6.00%, 3/25/32, Callable 9/25/24 @
100* .......................... 459
20,147 GSR Mortgage Loan Trust, Series 2005-8F, Class
3A4, 6.00%, 11/25/35, Callable 9/25/27 @
100* .......................... 7,400
463,717 JPMorgan Mortgage Trust, Series 2020-4, Class
A3A, 2.50%, 11/25/50, Callable 6/25/39 @
100*(a)(b) ...................... 391,190
359,751 JPMorgan Mortgage Trust, Series 2017-2, Class
A4, 3.00%, 5/25/47, Callable 8/25/28 @
100*(a)(b) ...................... 313,175
8,350 Lehman Mortgage Trust, Series 2005-3, Class
1A3, 5.50%, 1/25/36, Callable 9/25/24 @
100* .......................... 3,957
3,766 MASTR Alternative Loan Trust, Series 2004-13,
Class 12A1, 5.50%, 12/25/19 .......... 2,927
694 Prime Mortgage Trust, Series 2004-CL1, Class
1A1, 6.00%, 2/25/34, Callable 9/25/24 @
100* .......................... 680
11,929 RAMP Trust, Series 2005-SL2, Class A3, 7.00%,
2/25/32, Callable 8/25/30 @ 100* ....... 9,395
3,690 RFMSI Trust, Series 2005-S7, Class A1, 5.50%,
11/25/35, Callable 9/25/24 @ 100* ...... 2,860
7,868 RFMSI Trust, Series 2003-S9, Class A1, 6.50%,
3/25/32, Callable 9/25/24 @ 100* ....... 7,830
39,714 Structured Asset Mortgage Investments Trust,
Series 1999-2, Class 3A, 6.75%, 5/25/29,
Callable 9/25/24 @ 100* ............. 40,010
12 Structured Asset Securities Corp. Mortgage
Pass-Through Certificate Trust, Series 1997-2,
Class 2A4, 7.25%, 3/28/30, Callable 9/28/24
@ 100* ........................ 13
529 WaMu Mortgage Pass-Through Certificates Trust,
Series 2003-S11, Class 1A, 5.00%, 11/25/33,
Callable 9/25/24 @ 100* ............. 510
193 WaMu Mortgage Pass-Through Certificates Trust,
Series 2004-RA1, Class 2A, 7.00%, 3/25/34,
Callable 9/25/24 @ 100* ............. 197
133,721 Wells Fargo Mortgage Backed Securities Trust,
Series 2021-2, Class A3, 2.50%, 6/25/51,
Callable 1/25/43 @ 100*(a)(b) ......... 118,887
2,964,736
Subprime Mortgage Backed Securities (0.7%)
213,807 Towd Point Mortgage Trust, Series 2017-6, Class
A1, 2.75%, 10/25/57, Callable 9/25/30 @
100*(a)(b) ...................... 207,295
16,192 Towd Point Mortgage Trust, Series 2018-1, Class
A1, 3.00%, 1/25/58, Callable 9/25/28 @
100*(a)(b) ...................... 15,843

Continued
Schedule of Portfolio Investments
August 31, 2024
Limited Duration Fund

See notes to financial statements.
Shares or
Principal
Amount Security Description Value
Mortgage Backed Securities†, continued:
Subprime Mortgage Backed Securities, continued:
$ 46,618 Towd Point Mortgage Trust, Series 2018-2, Class
A1, 3.25%, 3/25/58, Callable 9/25/29 @
100*(a)(b) ...................... $ 45,488
268,626
U.S. Government Agency Mortgage Backed Securities (10.8%)
97,230 Fannie Mae, 5.00%, 8/1/53, Pool #FS5659 ... 96,543
232,975 Fannie Mae, 5.50%, 3/1/53, Pool #MA4941 ... 234,781
10,035 Fannie Mae, 5.67% (RFUCCT1Y + 133 bps),
1/1/35, Pool #805386 ............... 10,154
61 Fannie Mae, 6.00%, 4/1/35, Pool #735503 ... 64
1,563 Fannie Mae, 6.11% (RFUCCT1Y + 186 bps),
1/1/37, Pool #906675 ............... 1,578
99 Fannie Mae, 6.36% (H15T1Y + 219 bps), 6/1/32,
Pool #725286 .................... 99
1,194 Fannie Mae, 6.81% (RFUCCT1Y + 163 bps),
9/1/33, Pool #739372 ............... 1,199
15,527 Fannie Mae, 7.42% (H15T1Y + 229 bps), 2/1/30,
Pool #556998 .................... 15,693
727,354 Fannie Mae Grantor Trust, Series 2003-T4, Class
2A5, 4.54%, 9/26/33, Callable 9/26/24 @
100*(b)(c) ...................... 706,796
180 Fannie Mae Grantor Trust, Series 2002-T1, Class
A3, 7.50%, 11/25/31, Callable 9/25/24 @
100* .......................... 188
135,391 Fannie Mae REMIC, Series 2013-68, Class NA,
1.00%, 3/25/42 ................... 114,581
13,766 Fannie Mae REMIC, Series 2012-31, Class PA,
2.00%, 4/25/41 ................... 13,527
107,880 Fannie Mae REMIC, Series 2013-18, Class NA,
2.00%, 12/25/42 .................. 96,047
61,448 Fannie Mae REMIC, Series 2013-73, Class PD,
2.25%, 6/25/42 ................... 57,476
57,504 Fannie Mae REMIC, Series 2013-74, Class DY,
2.25%, 6/25/42(b) ................. 54,566
39,136 Fannie Mae REMIC, Series 2010-100, Class LA,
2.50%, 7/25/40 ................... 37,047
43,632 Fannie Mae REMIC, Series 2014-61, Class P,
2.50%, 7/25/44 ................... 39,897
9,125 Fannie Mae REMIC, Series 2015-12, Class PC,
2.50%, 7/25/44 ................... 8,910
45,209 Fannie Mae REMIC, Series 2011-118, Class NA,
3.00%, 11/25/41 .................. 43,054
100,601 Fannie Mae REMIC, Series 2014-1, Class AB,
3.00%, 6/25/43 ................... 95,892
86,517 Fannie Mae REMIC, Series 2015-59, Class LM,
3.00%, 7/25/45 ................... 81,008
378,686 Fannie Mae REMIC, Series 2018-83, Class LC,
3.00%, 11/25/48 .................. 338,482
135,117 Fannie Mae REMIC, Series 2023-16, Class VE,
5.50%, 3/25/34 ................... 138,302
376 Fannie Mae REMIC, Series 2001-55, Class PC,
6.50%, 10/25/31 .................. 388
256,156 Fannie Mae REMIC Trust, Series 2003-W16,
Class AF5, 4.35%, 11/25/33, Callable 9/25/24
@ 100*(b)(c) ..................... 258,890
597 Fannie Mae REMIC Trust, Series 2001-W4, Class
AF6, 5.15%, 1/25/32, Callable 9/25/24 @
100*(b)(c) ...................... 593
1,893 Fannie Mae REMIC Trust, Series 2001-W2, Class
AF6, 6.07%, 10/25/31, Callable 9/25/24 @
100*(b)(c) ...................... 1,900
Shares or
Principal
Amount Security Description Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$ 4,066 Fannie Mae REMIC Trust, Series 2001-W1, Class
AF6, 6.27%, 7/25/31, Callable 9/25/24 @
100*(b)(c) ...................... $ 4,153
7,659 Fannie Mae Trust, Series 2003-W2, Class 1A2,
7.00%, 7/25/42, Callable 9/25/24 @ 100* . 8,014
1,790 Freddie Mac, 4.00%, 9/1/33, Pool #N31025 .. 1,763
111,226 Freddie Mac, 5.00%, 12/1/53, Pool #SD8382 . 110,421
1,381 Freddie Mac, 7.15% (RFUCCT6M + 152 bps),
4/1/36, Pool #1N0148 ............... 1,399
2,111 Freddie Mac, 7.49% (H15T1Y + 237 bps), 8/1/34,
Pool #755230 .................... 2,159
16,585 Freddie Mac REMIC, Series 4146, Class ML,
1.50%, 10/15/42 .................. 16,168
191,590 Freddie Mac REMIC, Series 4220, Class KC,
1.50%, 5/15/32 ................... 184,510
6,407 Freddie Mac REMIC, Series 3982, Class MD,
2.00%, 5/15/39 ................... 6,363
88,540 Freddie Mac REMIC, Series 4019, Class GB,
2.00%, 12/15/41 .................. 83,037
14,860 Freddie Mac REMIC, Series 4076, Class QC,
2.00%, 11/15/41 .................. 14,395
25,136 Freddie Mac REMIC, Series 4461, Class EA,
2.00%, 7/15/37 ................... 24,427
131,555 Freddie Mac REMIC, Series 3908, Class B,
2.50%, 6/15/39 ................... 122,333
52,924 Freddie Mac REMIC, Series 3913, Class PC,
2.50%, 3/15/41 ................... 51,727
267,051 Freddie Mac REMIC, Series 4374, Class GA,
3.00%, 9/15/36 ................... 257,074
147,591 Freddie Mac REMIC, Series 5303, Class B,
5.50%, 6/25/45 ................... 149,097
168 Freddie Mac REMIC, Series 1904, Class D,
7.50%, 10/15/26, Callable 9/15/24 @ 100* . 169
375,546 Government National Mortgage Assoc., Series
2013-69, Class NA, 2.00%, 9/20/42 ..... 334,965
633 Government National Mortgage Assoc., 3.75%
(H15T1Y + 150 bps), 12/20/27, Pool #80141 634
73 Government National Mortgage Assoc., 4.63%
(H15T1Y + 150 bps), 1/20/25, Pool #8580 . 72
129 Government National Mortgage Assoc., 4.63%
(H15T1Y + 150 bps), 1/20/25, Pool #8585 . 128
175 Government National Mortgage Assoc., 4.63%
(H15T1Y + 150 bps), 3/20/26, Pool #8832 . 173
807 Government National Mortgage Assoc., 4.63%
(H15T1Y + 150 bps), 3/20/29, Pool #80263 802
4,684 Government National Mortgage Assoc., 4.88%
(H15T1Y + 150 bps), 5/20/34, Pool #80916 4,680
210,520 Government National Mortgage Assoc., Series
2023-47, Class AQ, 5.00%, 6/20/48 ..... 212,089
95,393 Government National Mortgage Assoc., Series
2023-186, Class MV, 5.50%, 10/20/34 .... 98,301
1,580 Government National Mortgage Assoc., 7.00%,
3/15/26, Pool #419128 .............. 1,576
17 Government National Mortgage Assoc., 7.00%,
3/20/27, Pool #2394 ................ 18
8 Government National Mortgage Assoc., 8.00%,
2/20/26, Pool #2171 ................ 8
111 Government National Mortgage Assoc., 8.00%,
4/20/26, Pool #2205 ................ 111

Continued
Schedule of Portfolio Investments
August 31, 2024
Limited Duration Fund

See notes to financial statements.
Shares or
Principal
Amount Security Description Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$ 824 Government National Mortgage Assoc., 8.00%,
5/20/26, Pool #2219 ................ $ 828
4,139,249
Total Mortgage Backed Securities (Cost $10,033,808) ........ 9,049,458
Commercial Mortgage Backed Securities (0.1%)
U.S. Government Agency Mortgage Backed Securities (0.1%)
34,255 Fannie Mae, Series 2018-M12, Class A1, 3.55%,
8/25/30 ........................ 33,839
Total Commercial Mortgage Backed Securities (Cost $34,517) ... 33,839
Corporate Bonds (21.0%)
Air Freight & Logistics (0.3%)
130,766 United Airlines Pass-Through Trust, Series 2020-
1, Class A, 5.88%, 10/15/27 .......... 133,198
Banks (5.2%)
135,000 Bank of America Corp., 5.02% (SOFR + 216 bps),
7/22/33, Callable 7/22/32 @ 100 * ...... 136,641
1,057,000 Southtrust Bank, 7.74%, 5/15/25 ......... 1,073,369
800,000 Truist Financial Corp., Series N, 6.71% (H15T5Y
+ 300 bps), , Callable 3/1/25 @ 100 *(d) .. 790,070
2,000,080
Capital Markets (5.2%)
2,000,000 Lehman Brothers Holdings, Inc., 6.00%, 7/19/12,
MTN (e) ........................ 1,000
800,000 The Charles Schwab Corp., Series I, 4.00%
(H15T5Y + 317 bps), , Callable 6/1/26 @ 100
*(d) ........................... 751,385
1,116,000 The Goldman Sachs Group, Inc., 1.30%,
11/15/24 ....................... 1,099,625
140,000 The Goldman Sachs Group, Inc., 3.50%,
11/16/26, Callable 11/16/25 @ 100 * ..... 136,880
1,988,890
Electric Utilities (0.7%)
275,000 Entergy Mississippi LLC, 3.25%, 12/1/27,
Callable 9/1/27 @ 100 * ............. 264,299
Electrical Equipment (0.6%)
250,000 Emerson Electric Co., 2.20%, 12/21/31, Callable
9/21/31 @ 100 * .................. 216,284
Financial Services (3.0%)
1,206,000 The Western Union Co., 1.35%, 3/15/26, Callable
2/15/26 @ 100 * .................. 1,142,995
Insurance (1.7%)
670,000 Athene Global Funding, 1.72%, 1/7/25 (a) .... 661,272
Oil, Gas & Consumable Fuels (0.3%)
100,000 Virginia Power Fuel Securitization LLC, Series
A-2, 4.88%, 5/1/31 ................ 102,516
Semiconductors & Semiconductor Equipment (0.4%)
150,000 Broadcom, Inc., 4.15%, 11/15/30, Callable
8/15/30 @ 100 * .................. 146,023
Specialized REITs (1.5%)
590,000 SBA Tower Trust, 1.88%, 1/15/26, Callable
1/15/25 @ 100 *(a) ................ 564,633
Tobacco (2.1%)
806,000 BAT Capital Corp., 3.22%, 9/6/26, Callable
7/6/26 @ 100 * ................... 784,467
Total Corporate Bonds (Cost $9,027,793) ................... 8,004,657
Taxable Municipal Bonds (0.8%)
Colorado (0.4%)
150,000 Colorado Housing and Finance Authority
Revenue, Series I-1, 1.11%, 5/1/25, GNMA . 146,488
Shares or
Principal
Amount Security Description Value
Taxable Municipal Bonds, continued:
Pennsylvania (0.3%)
$ 130,000 Philadelphia Authority for Industrial Development
Revenue, 3.96%, 4/15/26 ............ $ 129,130
Wisconsin (0.1%)
45,000 Public Financial Authority Revenue, 4.45%,
10/1/25, AGM(a) .................. 44,854
Total Taxable Municipal Bonds (Cost $325,319) ............... 320,472
U.S. Government Agency Securities (10.5%)
Federal Farm Credit Banks Funding Corp.
1,000,000 1.23% , 9/10/29 , Callable 9/13/24 @ 100 * ... 870,154
350,000 2.12% , 5/23/31 , Callable 9/13/24 @ 100 * ... 307,626
250,000 2.32% , 1/26/32 , Callable 9/13/24 @ 100 * ... 219,095
350,000 5.40% ( SOFR + 6 bps ) , 10/8/24 .......... 350,016
1,746,891
Federal Home Loan Banks
35,000 0.90% , 8/27/26 , Callable 11/27/24 @ 100 * .. 32,867
250,000 1.00% , 3/29/29 , Callable 9/29/24 @ 100 *(b) . 226,705
250,000 1.25% , 2/19/30 , Callable 11/19/24 @ 100 * .. 215,150
370,000 Series 4, 2.00% , 6/30/25 , Callable 9/30/24 @
100 *(b) ........................
362,115
180,000 2.10% , 11/26/31 , Callable 9/13/24 @ 100 * .. 156,035
300,000 4.84% , 5/15/30 , Callable 5/15/25 @ 100 * ... 300,592
350,000 5.46% ( SOFR + 12 bps ) , 5/1/25 .......... 350,192
400,000 5.48% ( SOFR + 14 bps ) , 4/21/25 ......... 400,336
2,043,992
Federal National Mortgage Association
250,000 Series 1, 1.00%, 10/27/28, Callable 10/27/24 @
100 * ..........................
221,444
Total U.S. Government Agency Securities (Cost $4,160,885) ....... 4,012,327
U.S. Treasury Obligations (11.5%)
U.S. Treasury Notes
730,000 1.50%, 2/15/30 ..................... 648,816
1,150,000 3.88%, 3/31/25 ..................... 1,144,681
400,000 3.88%, 12/31/27 .................... 401,281
765,000 3.88%, 8/15/34 ..................... 762,729
942,000 4.13%, 9/30/27 ..................... 951,457
500,000 4.25%, 9/30/24 ..................... 499,491
Total U.S. Treasury Obligations (Cost $4,415,614) .............. 4,408,455
Investment in Affiliates (3.7%)
1,399,907 Cavanal Hill Government Securities Money Market
Fund, Select Shares, 5.16%(f) .......... 1,399,907
Total Investment in Affiliates (Cost $1,399,907) ................ 1,399,907
Total Investments (Cost $40,904,141)(g) — 99.5% ............. 37,974,976
Other assets in excess of liabilities — 0.5% ................. 184,411
Net Assets - 100.0% ................................. $ 38,159,387

Schedule of Portfolio Investments
August 31, 2024
Limited Duration Fund

See notes to financial statements.
Concluded
(a) Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(b) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security.  The rate presented is the rate in effect at August 31, 2024.
(c) Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at August 31, 2024.
(d) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future
(e) Issuer has defaulted on the payment of interest.
(f) Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at August 31, 2024.
(g) Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 6 in the Notes to Financial Statements.
* Represents next call date.  Additional subsequent call dates and amounts may apply to this security.
† Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.
12MTA 12 Month Treasury Average
AGM Assured Guaranty Municipal Corporation
GNMA Government National Mortgage Association
H15T1Y 1  Year Treasury Constant Maturity Rate
H15T5Y 5 Year Treasury Constant Maturity Rate
MTN Medium Term Note
REMIC Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1-Month

Schedule of Portfolio Investments
August 31, 2024
Bond Fund

See notes to financial statements.
Shares or
Principal
Amount Security Description Value
Asset Backed Securities (17.8%)
$ 825,000 Aligned Data Centers Issuer LLC, Series 2021-1A,
Class A2, 1.94%, 8/15/46, Callable 9/15/24 @
100*(a) ........................ $ 775,645
281,973 BRE Grand Islander Timeshare Issuer LLC, Series
2019-A, Class B, 3.78%, 9/26/33, Callable
5/25/26 @ 100*(a) ................. 272,943
720,000 Compass Datacenters Issuer II LLC, Series
2024-1A, Class A1, 5.25%, 2/25/49, Callable
2/25/27 @ 100*(a) ................. 724,601
1,100,000 CoreVest American Finance Trust, Series 2021-2,
Class B, 2.38%, 7/15/54, Callable 7/15/31 @
100*(a) ........................ 928,583
1,065,000 DataBank Issuer, Series 2024-1A, Class A2,
5.30%, 1/26/54, Callable 1/25/27 @ 100*(a) 1,039,686
435,399 Dext ABS LLC, Series 2023-1, Class A2, 5.99%,
3/15/32, Callable 5/15/27 @ 100*(a) ..... 436,754
1,080,750 DRIVEN BRANDS FUNDING LLC, Series 2022-1A,
Class A2, 7.39%, 10/20/52, Callable 10/20/25
@ 100*(a) ...................... 1,094,942
1,189,719 Finance of America Structured Securities RMF
Trust, Series 2023-S1, Class A1, 3.00%,
9/25/61(a)(b) .................... 1,141,169
1,490,000 Flexential Issuer, Series 2021-1A, Class A2,
3.25%, 11/27/51, Callable 11/25/25 @
100*(a) ........................ 1,399,483
1,246,875 Hardee's Funding LLC, Series 2024-1A, Class A2,
7.25%, 3/20/54, Callable 3/20/29 @ 100*(a) 1,290,345
1,500,000 HI-FI Music IP Issuer LP, Series 2022-1A, Class
A2, 3.94%, 2/1/62, Callable 11/1/24 @
100*(a) ........................ 1,441,411
641,250 Jack in the Box Funding LLC, Series 2022-1A,
Class A2I, 3.45%, 2/26/52, Callable 2/25/25
@ 100*(a) ...................... 607,304
928,477 Longtrain Leasing III LLC, Series 2015-1A, Class
A2, 4.06%, 1/15/45, Callable 1/15/25 @
100*(a) ........................ 922,706
351,572 MVW LLC, Series 2019-2A, Class A, 2.22%,
10/20/38, Callable 12/20/25 @ 100*(a) ... 340,284
1,500,000 New Economy Assets Phase 1 Sponsor LLC,
Series 2021-1, Class B1, 2.41%, 10/20/61,
Callable 10/20/24 @ 100*(a) .......... 1,334,354
– RAAC Trust, Series 2004-SP1, Class AI4, 5.29%,
8/25/27, Callable 9/25/24 @ 100*(b) ..... –
515,000 Sabey Data Center Issuer LLC, Series 2020-1,
Class A2, 3.81%, 4/20/45, Callable 9/20/24 @
100*(a) ........................ 506,513
2,265,600 Sonic Capital LLC, Series 2020-1A, Class A2I,
3.85%, 1/20/50, Callable 9/20/24 @ 100*(a) 2,187,075
1,200,000 Switch ABS Issuer LLC, Series 2024-1A, Class
A2, 6.28%, 3/25/54, Callable 3/25/27 @
100*(a) ........................ 1,229,212
500,000 Switch ABS Issuer LLC, Series 2024-2A, Class
A2, 5.44%, 6/25/54, Callable 6/25/27 @
100*(a) ........................ 498,739
638,175 Taco Bell Funding LLC, Series 2018-1A, Class
A2II, 4.94%, 11/25/48, Callable 11/25/25 @
100*(a) ........................ 635,254
425,369 Triumph Rail Holdings LLC, Series 2021-2,
Class A, 2.15%, 6/19/51, Callable 9/17/24 @
100*(a) ........................ 394,894
71,031 VR Funding LLC, Series 2020-1A, Class A,
2.79%, 11/15/50, Callable 11/15/24 @
100*(a) ........................ 64,577
Shares or
Principal
Amount Security Description Value
Asset Backed Securities, continued:
$ 1,073,942 Wendy's Funding LLC, Series 2019-1A, Class
A2I, 3.78%, 6/15/49, Callable 9/15/24 @
100*(a) ........................ $ 1,046,165
536,793 Willis Engine Structured Trust III, Series 2017-A,
Class A, 4.69%, 8/15/42, Callable 7/15/27 @
100*(a)(b) ...................... 493,807
814,463 Willis Engine Structured Trust VI, Series 2021-A,
Class A, 3.10%, 5/15/46, Callable 5/15/29 @
100*(a) ........................ 740,992
514,100 Zaxby's Funding LLC, Series 2021-1A, Class A2,
3.24%, 7/30/51, Callable 7/30/25 @ 100*(a) 468,023
Total Asset Backed Securities (Cost $22,543,363) .............. 22,015,461
Mortgage Backed Securities† (25.0%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.0%^)
49,495 Bear Stearns Alternative Trust, Series 2006-6,
Class 32A1, 4.79%, 11/25/36, Callable
1/25/25 @ 100*(b) ................. 25,698
Alt-A - Fixed Rate Mortgage Backed Securities (0.3%)
37,010 Alternative Loan Trust, Series 2005-46CB, Class
A3, 5.50%, 10/25/35, Callable 9/25/24 @
100* .......................... 26,347
48 Alternative Loan Trust, Series 2006-8T1, Class
2A3, 5.50%, 4/25/36, Callable 9/25/24 @
100* .......................... 48
4,216 Alternative Loan Trust, Series 2004-22CB, Class
1A1, 6.00%, 10/25/34, Callable 9/25/24 @
100* .......................... 4,319
21,069 Alternative Loan Trust, Series 2006-8T1, Class
1A4, 6.00%, 4/25/36, Callable 9/25/24 @
100* .......................... 10,011
137,989 Alternative Loan Trust, Series 2007-9T1, Class
1A7, 6.00%, 5/25/37, Callable 9/25/24 @
100* .......................... 67,659
166,458 Alternative Loan Trust, Series 2006-36T2, Class
2A4, 6.25%, 12/25/36, Callable 9/25/24 @
100* .......................... 71,828
4,619 Banc of America Alternative Loan Trust, Series
2006-4, Class 4CB1, 6.50%, 5/25/46, Callable
9/25/24 @ 100* ................... 4,193
15,455 Bear Stearns Asset Backed Securities Trust, Series
2003-AC7, Class A1, 6.53%, 1/25/34, Callable
9/25/24 @ 100*(b)(c) ............... 13,017
1,651 JPMorgan Alternative Loan Trust, Series 2006-S4,
Class A6, 6.13%, 12/25/36, Callable 9/25/24
@ 100*(b)(c) ..................... 1,673
6,884 MASTR Alternative Loan Trust, Series 2005-3,
Class 1A1, 5.50%, 4/25/35, Callable 9/25/24
@ 100* ........................ 6,253
28,353 MASTR Alternative Loan Trust, Series 2004-3,
Class 3A1, 6.00%, 4/25/34, Callable 9/25/24
@ 100* ........................ 28,550
10,590 MASTR Alternative Loan Trust, Series 2004-6,
Class 7A1, 6.00%, 7/25/34, Callable 9/25/24
@ 100* ........................ 10,398
9,819 MASTR Alternative Loan Trust, Series 2005-3,
Class 7A1, 6.00%, 4/25/35, Callable 9/25/24
@ 100* ........................ 7,478
331 MASTR Alternative Loan Trust, Series 2003-7,
Class 5A1, 6.25%, 11/25/33, Callable 9/25/24
@ 100* ........................ 344

Continued
Schedule of Portfolio Investments
August 31, 2024
Bond Fund

See notes to financial statements.
Shares or
Principal
Amount Security Description Value
Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$ 4,080 MASTR Alternative Loan Trust, Series 2004-3,
Class 2A1, 6.25%, 4/25/34, Callable 9/25/24
@ 100* ........................ $ 4,157
2,332 Nomura Asset Acceptance Corp. Alternative Loan
Trust, Series 2003-A1, Class A2, 6.00%,
5/25/33, Callable 9/25/24 @ 100* ....... 2,328
132,533 WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-3, Class 1CB5, 5.50%, 5/25/35,
Callable 9/25/24 @ 100* ............. 115,340
2,048 WaMu Mortgage Pass-Through Certificates Trust,
Series 2004-CB1, Class 4A, 6.00%, 6/25/34,
Callable 9/25/24 @ 100* ............. 2,057
376,000
Prime Adjustable Rate Mortgage Backed Securities (0.1%)
75,305 ChaseFlex Trust, Series 2006-2, Class A5, 4.37%,
9/25/36, Callable 9/25/24 @ 100*(b) ..... 67,957
2,963 JPMorgan Mortgage Trust, Series 2006-A4, Class
3A1, 4.52%, 6/25/36, Callable 9/25/24 @
100*(b) ........................ 2,021
9,830 JPMorgan Mortgage Trust, Series 2006-A2, Class
3A2, 5.71%, 4/25/36, Callable 9/25/24 @
100*(b) ........................ 8,487
80,706 JPMorgan Mortgage Trust, Series 2005-A6, Class
2A4, 6.96%, 8/25/35, Callable 9/25/24 @
100*(b) ........................ 76,224
6,072 Merrill Lynch Mortgage Investors Trust, Series
2004-HB1, Class A3, 4.86%, 4/25/29, Callable
9/25/24 @ 100*(b) ................. 5,337
3,387 Structured Adjustable Rate Mortgage Loan Trust,
Series 2006-5, Class 4A1, 5.14%, 6/25/36,
Callable 9/25/24 @ 100*(b) ........... 2,053
162,079
Prime Fixed Mortgage Backed Securities (4.6%)
207,841 Arroyo Mortgage Trust, Series 2019-3, Class A1,
2.96%, 10/25/48, Callable 9/25/24 @ 100*(a)
(b) ........................... 195,854
2,264 Chase Mortgage Finance Trust, Series 2002-S4,
Class A23, 6.25%, 3/25/32, Callable 9/25/24
@ 100* ........................ 2,149
24,884 ChaseFlex Trust, Series 2005-2, Class 1A1,
6.00%, 6/25/35, Callable 9/25/24 @ 100* . 16,847
20,699 ChaseFlex Trust, Series 2007-1, Class 1A3,
6.50%, 2/25/37, Callable 9/25/24 @ 100* . 7,431
1,000 CHL Mortgage Pass-Through Trust, Series
2004-8, Class 1A3, 5.50%, 7/25/34, Callable
9/25/24 @ 100* ................... 983
2,731 CHL Mortgage Pass-Through Trust, Series
2004-18, Class A1, 6.00%, 10/25/34, Callable
9/25/24 @ 100* ................... 2,697
2,710 CHL Mortgage Pass-Through Trust, Series 2004-
21, Class A10, 6.00%, 11/25/34, Callable
9/25/24 @ 100* ................... 2,690
1,085,276 CIM Trust, Series 2021-J2, Class A4, 2.50%,
4/25/51, Callable 1/25/40 @ 100*(a)(b) ... 971,974
10,111 Citigroup Mortgage Loan Trust, Inc., Series 2005-
1, Class 3A1, 6.50%, 4/25/35 .......... 10,094
92,217 CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-9, Class 3A1, 6.00%,
10/25/35, Callable 9/25/24 @ 100* ...... 28,330
86 FNT Mortgage-Backed Pass-Through Trust, Series
2001-3, Class 1A1, 6.75%, 8/21/31 ...... 84
Shares or
Principal
Amount Security Description Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$ 201 GMACM Mortgage Loan Trust, Series 2003-GH2,
Class A4, 5.54%, 10/25/33, Callable 9/25/24
@ 100*(b)(c) ..................... $ 199
359,353 GS Mortgage-Backed Securities Trust, Series
2021-GR2, Class A6, 2.50%, 2/25/52, Callable
11/25/40 @ 100*(a)(b) .............. 319,293
791,292 GS Mortgage-Backed Securities Trust, Series
2021-PJ7, Class A8, 2.50%, 1/25/52, Callable
2/25/43 @ 100*(a)(b) ............... 703,470
778,034 GS Mortgage-Backed Securities Trust, Series
2022-MM1, Class A8, 2.50%, 7/25/52,
Callable 12/25/45 @ 100*(a)(b) ........ 689,331
653,331 JPMorgan Mortgage Trust, Series 2019-6, Class
A5, 3.50%, 12/25/49, Callable 9/25/24 @
100*(a)(b) ...................... 593,303
13,242 JPMorgan Mortgage Trust, Series 2004-S2, Class
4A5, 6.00%, 11/25/34, Callable 9/25/24 @
100* .......................... 12,108
744,913 Mello Mortgage Capital Acceptance, Series 2021-
MTG2, Class A10, 2.50%, 6/25/51, Callable
12/25/44 @ 100*(a)(b) .............. 660,373
64,854 RAAC Trust, Series 2004-SP2, Class A22, 6.00%,
1/25/32, Callable 9/25/24 @ 100* ....... 58,244
733,543 Starwood Mortgage Residential Trust, Series
2021-5, Class A1, 1.92%, 9/25/66, Callable
10/25/24 @ 100*(a)(b) .............. 626,847
9,553 Structured Asset Securities Corp. Assistance
Loan Trust, Series 2003-AL2, Class A, 3.36%,
1/25/31, Callable 9/25/24 @ 100*(a) ..... 9,128
36,633 TBW Mortgage-Backed Trust, Series 2006-2,
Class 7A1, 7.00%, 7/25/36, Callable 9/25/24
@ 100* ........................ 4,190
17,345 WaMu Mortgage Pass-Through Certificates Trust,
Series 2004-RA1, Class 2A, 7.00%, 3/25/34,
Callable 9/25/24 @ 100* ............. 17,719
594,315 Wells Fargo Mortgage Backed Securities Trust,
Series 2021-2, Class A3, 2.50%, 6/25/51,
Callable 1/25/43 @ 100*(a)(b) ......... 528,388
196,550 Wells Fargo Mortgage Backed Securities Trust,
Series 2019-3, Class A1, 3.50%, 7/25/49,
Callable 9/25/24 @ 100*(a)(b) ......... 177,563
91,441 WinWater Mortgage Loan Trust, Series 2015-1,
Class A1, 3.50%, 1/20/45, Callable 9/20/24 @
100*(a)(b) ...................... 84,404
5,723,693
Subprime Mortgage Backed Securities (0.3%)
130,422 Towd Point Mortgage Trust, Series 2017-6, Class
A1, 2.75%, 10/25/57, Callable 9/25/30 @
100*(a)(b) ...................... 126,450
43,178 Towd Point Mortgage Trust, Series 2018-1, Class
A1, 3.00%, 1/25/58, Callable 9/25/28 @
100*(a)(b) ...................... 42,248
132,084 Towd Point Mortgage Trust, Series 2018-2, Class
A1, 3.25%, 3/25/58, Callable 9/25/29 @
100*(a)(b) ...................... 128,884
297,582
U.S. Government Agency Mortgage Backed Securities (19.7%)
1,255,330 Fannie Mae, 4.00%, 9/1/52, Pool #MA4732 ... 1,191,705
118 Fannie Mae, 5.00%, 8/1/33, Pool #730856 ... 120
72 Fannie Mae, 5.00%, 7/1/35, Pool #832198 ... 73
1,170,532 Fannie Mae, 5.00%, 8/1/53, Pool #FS5659 ... 1,162,265

Continued
Schedule of Portfolio Investments
August 31, 2024
Bond Fund

See notes to financial statements.
Shares or
Principal
Amount Security Description Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$ 88 Fannie Mae, 5.50%, 2/1/33, Pool #683351 ... $ 89
57 Fannie Mae, 5.50%, 9/1/34, Pool #725773 ... 59
1,318,725 Fannie Mae, 5.50%, 3/1/53, Pool #MA4941 ... 1,328,948
1,165,840 Fannie Mae, 5.50%, 2/1/54, Pool #CB7991 ... 1,174,503
1,234 Fannie Mae, 6.43% (H15T1Y + 231 bps),
12/1/27, Pool #422279 .............. 1,230
702,318 Fannie Mae REMIC, Series 2021-52, Class JC,
1.25%, 7/25/51 ................... 578,518
191,118 Fannie Mae REMIC, Series 2012-111, Class EC,
2.00%, 12/25/41 .................. 176,347
87,885 Fannie Mae REMIC, Series 2013-23, Class AB,
2.00%, 2/25/43 ................... 79,468
293,831 Fannie Mae REMIC, Series 2020-54, Class TA,
2.00%, 5/25/43 ................... 276,280
96,205 Fannie Mae REMIC, Series 2012-30, Class CB,
2.25%, 10/25/41 .................. 90,433
65,399 Fannie Mae REMIC, Series 2010-100, Class LA,
2.50%, 7/25/40 ................... 61,908
131,044 Fannie Mae REMIC, Series 2012-104, Class QC,
2.50%, 5/25/42 ................... 121,711
32,724 Fannie Mae REMIC, Series 2014-61, Class P,
2.50%, 7/25/44 ................... 29,923
134,864 Fannie Mae REMIC, Series 2020-2, Class JD,
2.50%, 2/25/50 ................... 116,521
131,880 Fannie Mae REMIC, Series 2014-33, Class PE,
3.00%, 4/25/43 ................... 128,225
173,639 Fannie Mae REMIC, Series 2015-59, Class LM,
3.00%, 7/25/45 ................... 162,582
704,276 Fannie Mae REMIC, Series 2018-94, Class ZE,
3.50%, 1/25/49 ................... 653,782
405,311 Fannie Mae REMIC, Series 2022-35, Class CK,
4.00%, 3/25/47 ................... 394,157
945,047 Fannie Mae REMIC, Series 2022-61, Class D,
4.00%, 6/25/44 ................... 926,822
1,032,428 Fannie Mae REMIC, Series 2023-19, Class BA,
5.00%, 12/25/50 .................. 1,031,418
1,801,553 Fannie Mae REMIC, Series 2023-16, Class VE,
5.50%, 3/25/34 ................... 1,844,032
835,771 Fannie Mae REMIC, Series 2024-12, Class BA,
5.50%, 10/25/45 .................. 844,440
517 Fannie Mae REMIC, Series 1998-36, Class ZB,
6.00%, 7/18/28 ................... 523
7,415 Fannie Mae REMIC Trust, Series 2002-W11,
Class AF5, 4.98%, 11/25/32, Callable 9/25/24
@ 100*(b)(c) ..................... 7,419
13,702 Fannie Mae Trust, Series 2003-W6, Class 6A,
4.42%, 8/25/42, Callable 9/25/24 @ 100*(b) 13,339
1,199,304 Freddie Mac, 5.00%, 12/1/53, Pool #SD8382 . 1,190,626
1,116,585 Freddie Mac, 5.50%, 5/1/54, Pool #SD8431 .. 1,124,370
66 Freddie Mac, 6.00%, 7/1/35, Pool #A36085 ... 67
1,122,887 Freddie Mac, 6.00%, 5/1/53, Pool #SD8325 .. 1,146,457
411 Freddie Mac, 6.50%, 2/1/36, Pool #G08113 .. 428
53,124 Freddie Mac REMIC, Series 4019, Class GB,
2.00%, 12/15/41 .................. 49,822
46,084 Freddie Mac REMIC, Series 4461, Class EA,
2.00%, 7/15/37 ................... 44,783
79,333 Freddie Mac REMIC, Series 3913, Class PC,
2.50%, 3/15/41 ................... 77,539
803,290 Freddie Mac REMIC, Series 4893, Class PD,
2.50%, 5/15/49 ................... 706,038
Shares or
Principal
Amount Security Description Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$ 72,221 Freddie Mac REMIC, Series 3721, Class PE,
3.50%, 9/15/40 ................... $ 70,642
25,124 Freddie Mac REMIC, Series 3780, Class MK,
3.50%, 10/15/40 .................. 24,567
1,061,850 Freddie Mac REMIC, Series 5384, Class A,
5.00%, 9/25/50 ................... 1,060,292
1,201,815 Freddie Mac REMIC, Series 5303, Class B,
5.50%, 6/25/45 ................... 1,214,076
1,206,819 Freddie Mac REMIC, Series 5331, Class BV,
5.50%, 6/25/34 ................... 1,233,840
481 Freddie Mac REMIC, Series 2148, Class ZA,
6.00%, 4/15/29 ................... 486
3,292 Freddie Mac REMIC, Series 2036, Class PD,
6.50%, 3/15/28 ................... 3,356
143,591 Government National Mortgage Assoc., Series
2013-69, Class NA, 2.00%, 9/20/42 ..... 128,075
159,869 Government National Mortgage Assoc., Series
2009-94, Class KB, 3.00%, 9/16/39 ...... 154,394
69,284 Government National Mortgage Assoc., Series
2011-46, Class GJ, 3.25%, 1/16/41(b) .... 66,333
6,497 Government National Mortgage Assoc., Series
2009-93, Class HG, 4.00%, 9/16/39 ..... 6,392
1,074,264 Government National Mortgage Assoc., Series
2022-205, Class UA, 5.00%, 5/20/52 ..... 1,082,942
1,181,490 Government National Mortgage Assoc., Series
2023-47, Class AQ, 5.00%, 6/20/48 ..... 1,190,297
1,272,864 Government National Mortgage Assoc., Series
2024-64, Class BQ, 5.00%, 4/20/54 ..... 1,280,002
1,946 Government National Mortgage Assoc., 7.00%,
7/15/29, Pool #490215 .............. 1,960
24,254,624
Total Mortgage Backed Securities (Cost $31,516,406) ........ 30,839,676
Commercial Mortgage Backed Securities (1.1%)
Alt-A - Fixed Rate Mortgage Backed Securities (1.0%)
1,250,000 JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP5, Class A5, 3.72%, 3/15/50,
Callable 4/15/27 @ 100* ............. 1,206,007
U.S. Government Agency Mortgage Backed Securities (0.1%)
116,469 Fannie Mae, Series 2018-M12, Class A1, 3.55%,
8/25/30 ........................ 115,052
Total Commercial Mortgage Backed Securities (Cost $1,274,371) . 1,321,059
Corporate Bonds (19.1%)
Air Freight & Logistics (0.6%)
752,407 United Airlines Pass-Through Trust, Series 2020-
1, Class A, 5.88%, 10/15/27 .......... 766,403
Banks (3.5%)
2,475,000 Bank of America Corp., 3.31% (SOFR + 158 bps),
4/22/42, Callable 4/22/41 @ 100 * ...... 1,958,824
1,550,000 JPMorgan Chase & Co., 2.52% (SOFR + 204
bps), 4/22/31, Callable 4/22/30 @ 100 * .. 1,390,833
1,350,000 Wells Fargo & Co., 3.07% (SOFR + 253 bps),
4/30/41, Callable 4/30/40 @ 100 * ...... 1,033,565
4,383,222
Beverages (0.6%)
800,000 PepsiCo, Inc., 2.75%, 3/19/30, Callable 12/19/29
@ 100 * ........................ 741,158
Capital Markets (1.0%)
1,200,000 Morgan Stanley, 4.89% (SOFR + 208 bps),
7/20/33, Callable 7/20/32 @ 100 * ...... 1,197,454

Continued
Schedule of Portfolio Investments
August 31, 2024
Bond Fund

See notes to financial statements.
Shares or
Principal
Amount Security Description Value
Corporate Bonds, continued:
Electric Utilities (1.9%)
$ 1,000,000 Entergy Mississippi LLC, 3.25%, 12/1/27,
Callable 9/1/27 @ 100 * ............. $ 961,088
1,420,000 Texas Electric Market Stabilization Funding N
LLC, Series A-3, 5.06%, 8/1/46 (a) ...... 1,405,652
2,366,740
Electrical Equipment (0.9%)
1,250,000 Emerson Electric Co., 2.20%, 12/21/31, Callable
9/21/31 @ 100 * .................. 1,081,419
Financial Services (0.7%)
770,000 The Western Union Co., 6.20%, 11/17/36 .... 808,031
Food Products (1.7%)
1,059,000 Conagra Brands, Inc., 4.60%, 11/1/25, Callable
9/1/25 @ 100 * ................... 1,055,270
320,000 Mars, Inc., 0.88%, 7/16/26, Callable 6/16/26 @
100 *(a) ........................ 299,652
825,000 Mars, Inc., 3.20%, 4/1/30, Callable 1/1/30 @ 100
*(a) ........................... 773,446
2,128,368
Health Care Providers & Services (0.9%)
375,000 Montefiore Medical Center, 2.15%, 10/20/26,
Callable 4/20/26 @ 100 * ............ 361,956
860,000 UnitedHealth Group, Inc., 3.50%, 8/15/39,
Callable 2/15/39 @ 100 * ............ 722,946
1,084,902
Household Durables (0.9%)
1,120,000 Harman International Industries, Inc., 4.15%,
5/15/25, Callable 2/15/25 @ 100 * ...... 1,112,152
Oil, Gas & Consumable Fuels (2.6%)
790,000 Evergy Missouri West Storm Funding I LLC,
Series A-1, 5.10%, 12/1/38 ........... 812,925
1,200,000 Marathon Oil Corp., 4.40%, 7/15/27, Callable
4/15/27 @ 100 *(a) ................ 1,195,458
1,200,000 Virginia Power Fuel Securitization LLC, Series
A-2, 4.88%, 5/1/31 ................ 1,230,193
3,238,576
Passenger Airlines (0.7%)
895,813 Alaska Airlines Pass-Through Trust, Series 2020,
4.80%, 8/15/27 (a) ................. 885,950
Semiconductors & Semiconductor Equipment (1.7%)
2,178,000 Broadcom, Inc., 4.15%, 11/15/30, Callable
8/15/30 @ 100 * .................. 2,120,247
Specialized REITs (1.4%)
1,780,000 SBA Tower Trust, 1.88%, 1/15/26, Callable
1/15/25 @ 100 *(a) ................ 1,703,468
Total Corporate Bonds (Cost $25,516,104) .................. 23,618,090
Taxable Municipal Bonds (7.9%)
Georgia (1.0%)
1,200,000 State of Georgia, GO, Series BABS, 4.57%,
10/1/30 ........................ 1,207,945
Indiana (0.9%)
1,025,000 Indiana Finance Authority Revenue, Series B,
6.60%, 2/1/39 .................... 1,175,336
Kentucky (0.6%)
320,000 Lexington-Fayette Urban County Airport Board
Revenue, Series A, 2.84%, 7/1/31 ....... 291,109
430,000 Lexington-Fayette Urban County Airport Board
Revenue, Series A, 2.84%, 7/1/31 ....... 394,213
685,322
Shares or
Principal
Amount Security Description Value
Taxable Municipal Bonds, continued:
Michigan (0.1%)
$ 190,000 Michigan State Housing Development Authority
Revenue, Series B, 2.72%, 10/1/35,
Continuously Callable @ 100 .......... $ 168,115
Oklahoma (1.7%)
500,000 Grand River Dam Authority Revenue, 4.55%,
6/1/39, Continuously Callable @ 100 ..... 484,555
1,650,000 The University of Oklahoma Revenue, 3.87%,
7/1/32, Continuously Callable @ 100 ..... 1,612,482
2,097,037
Pennsylvania (0.9%)
1,110,000 City of Bethlehem PA, GO, Series C, 5.15%,
11/1/34, Pre-refunded 11/1/24 @ 100, AGM 1,109,084
Texas (2.7%)
785,000 Texas Department of Transportation State Highway
Fund Revenue, 5.18%, 4/1/30 .......... 798,536
1,164,048 Texas Natural Gas Securitization Finance Corp.
Revenue, 5.10%, 4/1/35 ............. 1,195,685
1,300,000 Texas Natural Gas Securitization Finance Corp.
Revenue, 5.17%, 4/1/41 ............. 1,342,583
3,336,804
Total Taxable Municipal Bonds (Cost $10,008,389) ............. 9,779,643
U.S. Government Agency Securities (6.6%)
Federal Farm Credit Banks Funding Corp.
1,000,000 1.32% , 9/9/30 , Callable 9/13/24 @ 100 * .... 852,246
1,625,000 2.00% , 9/27/33 , Callable 9/13/24 @ 100 * ... 1,340,467
1,408,000 2.15% , 3/7/36 , Callable 9/13/24 @ 100 * .... 1,106,713
1,350,000 2.23% , 3/12/35 , Callable 9/13/24 @ 100 * ... 1,094,453
1,150,000 2.32% , 1/26/32 , Callable 9/13/24 @ 100 * ... 1,007,837
1,220,000 2.75% , 2/2/37 , Callable 9/13/24 @ 100 * .... 1,015,726
6,417,442
Federal Home Loan Banks
1,000,000 1.00% , 2/11/36 , Callable 11/11/24 @ 100 *(b) 787,109
1,170,000 1.50% , 2/25/36 , Callable 11/25/24 @ 100 *(b) 918,906
1,706,015
Total U.S. Government Agency Securities (Cost $8,639,224) ....... 8,123,457
U.S. Treasury Obligations (21.3%)
U.S. Treasury Bonds
4,532,000 1.75% , 8/15/41 ..................... 3,156,467
19,465,000 3.13% , 8/15/44 ..................... 16,345,278
19,501,745
U.S. Treasury Notes
1,715,000 3.13% , 8/31/29 ..................... 1,666,028
5,026,000 4.13% , 11/15/32 .................... 5,121,023
6,787,051
Total U.S. Treasury Obligations (Cost $26,959,468) ............. 26,288,796
Investment in Affiliates (0.9%)
1,066,727 Cavanal Hill Government Securities Money Market
Fund, Select Shares, 5.16%(d) ......... 1,066,727
Total Investment in Affiliates (Cost $1,066,727) ................ 1,066,727
Total Investments (Cost $127,524,052)(e) — 99.7% ............ 123,052,909
Other assets in excess of liabilities — 0.3% ................. 413,192
Net Assets - 100.0% ................................. $ 123,466,101

Schedule of Portfolio Investments
August 31, 2024
Bond Fund

See notes to financial statements.
Concluded
(a) Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(b) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security.  The rate presented is the rate in effect at August 31, 2024.
(c) Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at August 31, 2024.
(d) Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at August 31, 2024.
(e) Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 6 in the Notes to Financial Statements.
* Represents next call date.  Additional subsequent call dates and amounts may apply to this security.
^ Represents less than 0.05%.
† Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.
Amounts shown as “—“ are either 0 or round to less than 1.
AGM Assured Guaranty Municipal Corporation
GO General Obligation
H15T1Y 1  Year Treasury Constant Maturity Rate
REMIC Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate

Schedule of Portfolio Investments
August 31, 2024
Strategic Enhanced Yield Fund

See notes to financial statements.
Shares or
Principal
Amount Security Description Value
Mortgage Backed Securities† (21.9%)
Prime Fixed Mortgage Backed Securities (1.9%)
$ 364,291 Brean Asset Backed Securities Trust, Series 2021-
RM1, Class M1, 1.60%, 10/25/63, Callable
9/25/27 @ 100*(a) ................. $ 282,351
U.S. Government Agency Mortgage Backed Securities (20.0%)
201,270 Fannie Mae, 3.00%, 6/1/52, Pool #MA4624 ... 178,687
222,160 Fannie Mae, 3.50%, 7/1/52, Pool #CB4115 ... 204,616
109,824 Fannie Mae, 3.50%, 10/1/52, Pool #MA4782 .. 101,142
223,368 Fannie Mae, 4.00%, 9/1/52, Pool #MA4732 ... 212,047
117,382 Fannie Mae, 4.00%, 5/1/53, Pool #MA5027 ... 111,403
242,233 Fannie Mae, 4.50%, 10/1/52, Pool #MA4784 .. 235,988
276,964 Fannie Mae, 4.50%, 11/1/52, Pool #CB5266 .. 269,741
103,489 Fannie Mae, 4.50%, 11/1/52, Pool #MA4805 .. 100,790
151,920 Fannie Mae, 5.00%, 4/1/53, Pool #CB6599 ... 150,820
256,283 Fannie Mae, 5.00%, 7/1/53, Pool #MA5071 ... 254,513
97,325 Fannie Mae, 5.50%, 5/1/54, Pool #MA5353 ... 98,003
120,160 Freddie Mac, 3.00%, 6/1/52, Pool #SD8220 .. 106,797
196,622 Freddie Mac, 4.00%, 11/1/52, Pool #SD8265 . 186,604
129,696 Freddie Mac, 4.00%, 1/1/53, Pool #SD8286 .. 123,101
53,231 Freddie Mac, 4.50%, 10/1/52, Pool #SD8257 . 51,875
187,494 Freddie Mac, 5.00%, 10/1/52, Pool #SD8258 . 186,459
71,132 Freddie Mac, 5.50%, 4/1/53, Pool #SD8316 .. 71,663
198,240 Government National Mortgage Assoc., 3.50%,
10/20/52, Pool #MA8345 ............ 184,563
135,272 Government National Mortgage Assoc., 5.50%,
4/20/53, Pool #MA8801 ............. 136,347
2,965,159
Total Mortgage Backed Securities (Cost $3,253,917) ......... 3,247,510
Corporate Bonds (44.2%)
Aerospace & Defense (1.7%)
200,000 Rolls-Royce PLC, 5.75%, 10/15/27, Callable
7/15/27 @ 100 *(b) ................ 205,068
45,000 The Boeing Co., 5.04%, 5/1/27, Callable 3/1/27
@ 100 * ........................ 45,056
250,124
Banks (6.8%)
150,000 Banco GNB Sudameris SA, 7.50% (H15T5Y + 666
bps), 4/16/31, Callable 4/16/26 @ 100 *(b) . 142,482
90,000 Bank of America Corp., 3.42% (TSFR3M + 130
bps), 12/20/28, Callable 12/20/27 @ 100 * . 86,777
140,000 Citigroup, Inc., 4.41% (SOFR + 391 bps),
3/31/31, Callable 3/31/30 @ 100 * ...... 137,707
110,000 JPMorgan Chase & Co., 3.63%, 12/1/27, Callable
12/1/26 @ 100 * .................. 107,566
90,000 JPMorgan Chase & Co., 6.40%, 5/15/38 .... 104,240
130,000 Truist Financial Corp., 4.92% (SOFR + 224 bps),
7/28/33, Callable 7/28/32 @ 100, MTN * .. 125,779
90,000 Wachovia Corp., 5.50%, 8/1/35 .......... 92,583
100,000 Wells Fargo & Co., 5.57% (SOFR + 174 bps),
7/25/29, Callable 7/25/28 @ 100 * ...... 103,262
100,000 Wells Fargo & Co., 6.85% (H15T5Y + 277 bps),
12/31/99, Callable 9/15/29 @ 100 * ..... 102,643
1,003,039
Broadline Retail (1.2%)
200,000 MercadoLibre, Inc., 3.13%, 1/14/31, Callable
10/14/30 @ 100 * ................. 178,166
Capital Markets (3.0%)
100,000 International Bank for Reconstruction &
Development, 4.50%, 8/28/34, Callable
8/28/27 @ 100 * .................. 99,355
140,000 Morgan Stanley, 4.43% (TSFR3M + 189 bps),
1/23/30, Callable 1/23/29 @ 100 * ...... 139,123
Shares or
Principal
Amount Security Description Value
Corporate Bonds, continued:
Capital Markets, continued:
$ 120,000 Morgan Stanley, 5.25% (SOFR + 187 bps),
4/21/34, Callable 4/21/33 @ 100 * ...... $ 122,113
90,000 The Goldman Sachs Group, Inc., 6.19% (SOFR +
82 bps), 9/10/27, Callable 9/10/26 @ 100 * 89,795
450,386
Construction & Engineering (1.4%)
200,000 Arcos Dorados BV, 6.13%, 5/27/29, Callable
5/27/26 @ 103 *(b) ................ 199,930
Consumer Finance (2.3%)
70,000 Ally Financial, Inc., 6.99% (SOFR + 326 bps),
6/13/29, Callable 6/13/28 @ 100 * ...... 74,242
120,000 American Express Co., 5.10% (SOFR + 100 bps),
2/16/28, Callable 2/16/27 @ 100 * ...... 121,581
140,000 Hyundai Capital America, 6.50%, 1/16/29,
Callable 12/16/28 @ 100 *(b) .......... 149,201
345,024
Containers & Packaging (1.2%)
200,000 Ardagh Metal Packaging Finance USA LLC/
Ardagh Metal Packaging Finance PLC, 3.25%,
9/1/28, Callable 10/7/24 @ 102 *(b) ..... 181,472
Diversified REITs (0.6%)
90,000 Prologis LP, 4.75%, 6/15/33, Callable 3/15/33 @
100 * .......................... 90,031
Diversified Telecommunication Services (0.6%)
90,000 Verizon Communications, Inc., 4.02%, 12/3/29,
Callable 9/3/29 @ 100 * ............. 88,109
Electrical Equipment (0.5%)
80,000 Vertiv Group Corp., 4.13%, 11/15/28, Callable
11/15/24 @ 102 *(b) ............... 76,781
Financial Services (2.7%)
150,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust, 3.30%, 1/30/32, Callable
10/30/31 @ 100 * ................. 133,404
250,000 Ford Motor Credit Co. LLC, 6.80%, 11/7/28,
Callable 10/7/28 @ 100 * ............ 263,467
396,871
Food Products (1.5%)
200,000 Minerva Luxembourg SA, 8.88%, 9/13/33,
Callable 9/13/28 @ 104 *(b) .......... 215,912
Health Care Equipment & Supplies (0.7%)
100,000 GE HealthCare Technologies, Inc., 5.91%,
11/22/32, Callable 8/22/32 @ 100 * ..... 106,599
Hotels, Restaurants & Leisure (1.7%)
200,000 Alsea SAB de CV, 7.75%, 12/14/26, Callable
10/7/24 @ 104 *(b) ................ 203,535
50,000 Grupo Posadas SAB de CV, 7.00%, 12/30/27,
Callable 9/17/24 @ 100 *(b)(c) ......... 45,418
248,953
IT Services (1.3%)
200,000 Sixsigma Networks Mexico SA de CV, 7.50%,
5/2/25, Callable 9/10/24 @ 100 *(b) ..... 199,652
Marine Transportation (1.1%)
200,000 Hidrovias International Finance SARL, 4.95%,
2/8/31, Callable 2/8/26 @ 102 *(b) ...... 166,158
Media (0.4%)
70,000 Paramount Global, 4.95%, 1/15/31, Callable
10/15/30 @ 100 * ................. 65,152
Metals & Mining (3.2%)
200,000 Alcoa Nederland Holding BV, 5.50%, 12/15/27,
Callable 10/7/24 @ 101 *(b) .......... 199,587

Continued
Schedule of Portfolio Investments
August 31, 2024
Strategic Enhanced Yield Fund

See notes to financial statements.
Shares or
Principal
Amount Security Description Value
Corporate Bonds, continued:
Metals & Mining, continued:
$ 80,000 Cleveland-Cliffs, Inc., 6.75%, 4/15/30, Callable
4/15/26 @ 103 *(b) ................ $ 81,089
100,000 Commercial Metals Co., 3.88%, 2/15/31, Callable
2/15/26 @ 102 * .................. 90,709
100,000 Freeport-McMoRan, Inc., 4.25%, 3/1/30, Callable
3/1/25 @ 102 * ................... 97,128
468,513
Oil, Gas & Consumable Fuels (3.3%)
80,000 Civitas Resources, Inc., 8.63%, 11/1/30, Callable
11/1/26 @ 104 *(b) ................ 86,960
90,000 Kinder Morgan Energy Partners LP, 5.63%,
9/1/41 ......................... 88,538
100,000 Moss Creek Resources Holdings, Inc., 8.25%,
9/1/31, Callable 9/1/27 @ 104 *(b) ...... 101,160
50,000 Petrobras Global Finance BV, 6.50%, 7/3/33,
Callable 4/3/33 @ 100 * ............. 51,818
120,000 Petroleos Mexicanos, 6.50%, 3/13/27 ...... 115,497
45,000 Range Resources Corp., 8.25%, 1/15/29, Callable
9/23/24 @ 104 * .................. 46,639
490,612
Pharmaceuticals (1.9%)
200,000 Organon & Co./Organon Foreign Debt Co.-Issuer
BV, 5.13%, 4/30/31, Callable 4/30/26 @ 103
*(b) ........................... 187,289
100,000 Viatris, Inc., 2.70%, 6/22/30, Callable 3/22/30 @
100 * .......................... 88,032
275,321
Sovereign Bond (2.5%)
100,000 Dominican Republic International Bond, 5.95%,
1/25/27 (b) ...................... 100,600
100,000 Leviathan Bond, Ltd., 6.75%, 6/30/30, Callable
12/30/29 @ 100 *(b) ............... 92,250
200,000 Panama Government International Bond, 3.16%,
1/23/30, Callable 10/23/29 @ 100 * ..... 173,761
366,611
Specialized REITs (0.6%)
100,000 Iron Mountain, Inc., 4.50%, 2/15/31, Callable
2/15/26 @ 102 *(b) ................ 93,872
Technology Hardware, Storage & Peripherals (0.7%)
120,000 Apple, Inc., 3.95%, 8/8/52, Callable 2/8/52 @
100 * .......................... 103,621
Textiles, Apparel & Luxury Goods (1.5%)
200,000 3R Lux SARL, 9.75%, 2/5/31, Callable 2/5/27 @
105 *(b) ........................ 215,938
Wireless Telecommunication Services (1.8%)
100,000 Sprint Capital Corp., 8.75%, 3/15/32 ....... 123,386
150,000 T-Mobile USA, Inc., 3.38%, 4/15/29, Callable
9/17/24 @ 102 * .................. 142,547
265,933
Total Corporate Bonds (Cost $6,338,553) ................... 6,542,780
Shares or
Principal
Amount Security Description Value
U.S. Treasury Obligations (28.9%)
U.S. Treasury Bonds
$ 170,000 1.88% , 2/15/51 ..................... $ 105,148
100,000 1.88% , 11/15/51 .................... 61,543
335,000 3.00% , 2/15/48 ..................... 268,602
70,000 3.63% , 2/15/44 ..................... 63,623
352,000 3.88% , 5/15/43 ..................... 332,984
206,000 4.50% , 2/15/36 ..................... 218,416
150,000 4.63% , 5/15/44 ..................... 156,516
315,000 4.75% , 2/15/41 ..................... 339,179
195,000 5.25% , 11/15/28 .................... 206,395
1,752,406
U.S. Treasury Notes
400,000 1.63% , 5/15/31 ..................... 348,656
100,000 2.00% , 8/15/25 ..................... 97,770
270,000 2.88% , 5/15/32 ..................... 252,671
335,000 4.00% , 7/31/30 ..................... 338,730
140,000 4.13% , 9/30/27 ..................... 141,405
1,120,000 4.38% , 5/15/34 ..................... 1,161,300
170,000 4.63% , 4/30/29 ..................... 176,342
2,516,874
Total U.S. Treasury Obligations (Cost $4,145,057) .............. 4,269,280
Investment in Affiliates (6.1%)
895,853 Cavanal Hill Government Securities Money Market
Fund, Select Shares, 5.16%(d) ......... 895,853
Total Investment in Affiliates (Cost $895,853) ................. 895,853
Total Investments (Cost $14,633,380)(e) — 101.1% ............ 14,955,423
Liabilities in excess of other assets — (1.1)% ................ (156,927)
Net Assets - 100.0% ................................. $ 14,798,496

Schedule of Portfolio Investments
August 31, 2024
Strategic Enhanced Yield Fund

See notes to financial statements.
Concluded
(a) Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At August 31, 2024, illiquid securities were 1.9% of the Fund's net assets.
(b) Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security.  The rate presented is the rate in effect at August 31, 2024.
(d) Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at August 31, 2024.
(e) Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 6 in the Notes to Financial Statements.
* Represents next call date.  Additional subsequent call dates and amounts may apply to this security.
† Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.
H15T5Y 5 Year Treasury Constant Maturity Rate
MTN Medium Term Note
SOFR Secured Overnight Financing Rate
TSFR3M CME Term Secured Overnight Financing Rate 3-Month

Schedule of Portfolio Investments
August 31, 2024
Ultra Short Tax-Free Income Fund

See notes to financial statements.
Shares or
Principal
Amount Security Description Value
Municipal Bonds (102.4%)
Colorado (4.8%)
$ 500,000 City of Colorado Springs CO Utilities System
Revenue, Series C, 2.93%, 11/1/40,
Continuously Callable @ 100(a) ........ $ 500,000
Florida (1.9%)
200,000 County of Palm Beach FL Revenue, 3.03%,
7/1/32, Callable 10/1/24 @ 100, Northern
Trust Co.*(a) ..................... 200,000
Illinois (6.9%)
400,000 Illinois Finance Authority Revenue, 2.60%,
11/1/38, Continuously Callable @ 100(a) .. 400,000
315,000 Prospect Heights Rural Fire Protection District,
GO, 5.00%, 12/15/24, AGM ........... 316,366
716,366
Indiana (3.8%)
400,000 Danville Multi School Building Corp. Revenue,
4.50%, 12/15/24, ST INTERCEPT ....... 401,237
Iowa (2.9%)
300,000 Iowa Finance Authority Revenue, Series E, 2.40%,
2/15/41, Continuously Callable @ 100(a) .. 300,000
Lousiana (2.9%)
300,000 East Baton Rouge Parish Industrial Development
Board, Inc. Revenue, Series A, 3.24%, 8/1/35,
Continuously Callable @ 100(a) ........ 300,000
Minnesota (7.7%)
400,000 Aurora Independent School District No. 2711, GO,
Series A, 5.00%, 9/30/24, SD CRED PROG . 400,294
400,000 Mountain Lake Independent School District No.
173, GO, Series A, 5.00%, 9/30/24, SD CRED
PROG ......................... 400,288
800,582
Mississippi (1.9%)
200,000 Mississippi Business Finance Corp. Revenue,
Series G, 2.65%, 11/1/35, Callable 10/1/24 @
100*(a) ........................ 200,000
North Carolina (2.9%)
300,000 North Carolina Medical Care Commission
Revenue, Series B, 3.00%, 11/1/34,
Continuously Callable @ 100(a) ........ 300,000
Ohio (31.5%)
350,000 American Municipal Power, Inc. Revenue, 5.25%,
10/24/24 ....................... 350,699
460,000 City of Newark OH, GO, Series B, 4.63%, 9/21/24 460,191
Shares or
Principal
Amount Security Description Value
Municipal Bonds, continued:
Ohio, continued:
$ 400,000 City of Parma OH, GO, 5.25%, 7/31/25(b) .... $ 406,014
400,000 City of Warrensville Heights OH, GO, 4.50%,
6/25/25(b) ...................... 402,223
500,000 County of Franklin OH Revenue, 2.77%,
11/15/41, Continuously Callable @ 100(a) . 500,000
375,000 County of Lucas OH, GO, 4.38%, 10/11/24 ... 375,438
375,000 North Ridgeville City School District, GO, 4.63%,
9/19/24, Continuously Callable @ 100 .... 375,144
400,000 Township of Columbia OH, GO, 5.00%, 11/26/24 400,778
3,270,487
Pennsylvania (4.8%)
500,000 City of Philadelphia PA, GO, Series B, 2.93%,
8/1/31, Continuously Callable @ 100(a) ... 500,000
Rhode Island (4.8%)
500,000 Rhode Island Health and Educational Building
Corp. Revenue, Series B, 2.85%, 9/1/43,
Callable 10/1/24 @ 100*(a) ........... 500,000
Tennessee (6.2%)
280,000 Clarksville Public Building Authority Revenue,
3.37%, 1/1/33, Callable 10/1/24 @ 100*(a) 280,000
360,000 Montgomery County Public Building Authority
Revenue, 3.02%, 11/1/27, Callable 10/1/24 @
100*(a) ........................ 360,000
640,000
Texas (9.0%)
480,000 City of Austin TX Revenue, Series B, 2.92%,
11/15/29, Continuously Callable @ 100(a) . 480,000
455,000 Fort Bend County Municipal Utility District No.
182, GO, 5.00%, 9/1/24, BAM ......... 455,011
935,011
Washington (3.9%)
400,000 County of King WA, GO, Series B, 2.45%, 1/1/46,
Continuously Callable @ 100(a) ........ 400,000
Wisconsin (3.9%)
400,000 Cambridge School District Revenue, 4.50%,
9/3/25 ......................... 401,577
Wyoming (2.6%)
270,000 County of Lincoln WY Revenue, 3.24%, 10/1/44,
Continuously Callable @ 100(a) ........ 270,000
Total Municipal Bonds (Cost $10,630,841) .................. 10,635,260
Investment in Affiliates (0.3%)
32,154 Cavanal Hill Government Securities Money Market
Fund, Select Shares, 5.16%(c) ......... 32,154
Total Investment in Affiliates (Cost $32,154) .................. 32,154
Total Investments (Cost $10,662,995)(d) — 102.7% ............ 10,667,414
Liabilities in excess of other assets — (2.7)% ................ (282,243)
Net Assets - 100.0% ................................. $ 10,385,171
(a) Interest rate is determined by the Remarketing Agent.  The rate presented is the rate in effect at August 31, 2024.
(b) Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c) Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at August 31, 2024.
(d) Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 6 in the Notes to Financial Statements.
* Represents next call date.  Additional subsequent call dates and amounts may apply to this security.

Schedule of Portfolio Investments
August 31, 2024
Ultra Short Tax-Free Income Fund

See notes to financial statements.
Concluded
AGM Assured Guaranty Municipal Corporation
BAM Build America Mutual Assurance Company
GO General Obligation
SD CRED PROG State School District Credit Enhancement Programs
ST INTERCEPT State Intercept

Schedule of Portfolio Investments
August 31, 2024
World Energy Fund

See notes to financial statements.
20
Shares or
Principal
Amount Security Description Value
Common Stocks (91.9%)
Aerospace & Defense (5.2%)
28,000 BWX Technologies, Inc. ................ $ 2,884,000
7,000 Curtiss-Wright Corp. .................. 2,211,020
5,095,020
Communications Equipment (1.6%)
4,500 Arista Networks, Inc.(a) ................ 1,590,210
Construction & Engineering (1.6%)
30,000 Fluor Corp.(a) ...................... 1,502,100
Electric Utilities (0.0%^)
44 ALLETE, Inc. ....................... 2,796
33 Constellation Energy Corp. .............. 6,491
133 Fortis, Inc. ADR ..................... 5,852
60 Genie Energy, Ltd., Class B .............. 1,005
54 MGE Energy, Inc. .................... 4,682
15 NRG Energy, Inc. .................... 1,275
78 Otter Tail Corp. ...................... 6,595
55 The Southern Co. .................... 4,752
33,448
Electrical Equipment (8.3%)
80,000 Bloom Energy Corp., Class A(a) .......... 952,800
13,000 GE Vernova , Inc.(a) ................... 2,613,000
65,000 NuScale Power Corp.(a) ................ 534,950
40,000 nVent Electric PLC ................... 2,718,400
15,000 Vertiv Holdings Co., Class A ............. 1,245,450
8,064,600
Electronic Equipment, Instruments & Components (1.9%)
45,000 Corning, Inc. ....................... 1,883,250
Energy Equipment & Services (16.2%)
349 Baker Hughes Co. .................... 12,275
180,000 Expro Group Holdings NV(a) ............. 3,574,800
310 Halliburton Co. ..................... 9,638
298 Helmerich & Payne, Inc. ................ 9,724
60,428 Noble Corp. PLC .................... 2,305,328
65,495 Schlumberger NV .................... 2,881,125
130,000 TechnipFMC PLC .................... 3,489,200
4,383 Tenaris SA ADR ..................... 130,131
219 Valaris , Ltd.(a) ...................... 13,372
33,000 Weatherford International PLC ............ 3,463,020
15,888,613
Gas Utilities (0.1%)
408 Atmos Energy Corp. .................. 53,342
115 National Fuel Gas Co. ................. 6,872
176 Southwest Gas Holdings, Inc. ............ 12,799
476 UGI Corp. ......................... 11,857
84,870
Independent Power and Renewable Electricity Producers (0.1%)
1,811 Brookfield Renewable Corp., Class A ....... 51,596
109 Central Puerto SA ADR, Class A .......... 996
666 Ormat Technologies, Inc. ............... 49,637
9 Vistra Corp. ........................ 769
102,998
Multi-Utilities (0.0%^)
22 CMS Energy Corp. ................... 1,493
35 Consolidated Edison, Inc. ............... 3,555
6 DTE Energy Co. ..................... 750
117 National Grid PLC ADR(a) .............. 7,792
23 Public Service Enterprise Group, Inc. ....... 1,857
10 WEC Energy Group, Inc. ................ 930
16,377
Oil, Gas & Consumable Fuels (56.8%)
101,740 Cameco Corp. ADR ................... 4,155,062
Shares or
Principal
Amount Security Description Value
Common Stocks, continued:
Oil, Gas & Consumable Fuels, continued:
950 Canadian Natural Resources, Ltd. .......... $ 34,400
11,650 Cheniere Energy, Inc. .................. 2,158,279
45,000 Chesapeake Energy Corp. ............... 3,352,050
289 Chevron Corp. ...................... 42,758
10,521 ConocoPhillips ..................... 1,197,185
123 CONSOL Energy, Inc. ................. 12,580
180,000 Coterra Energy, Inc. ................... 4,379,400
21,000 Diamondback Energy, Inc. .............. 4,097,310
54,085 Enbridge, Inc. ...................... 2,173,135
20,000 Eni SpA ADR ....................... 651,400
256 EOG Resources, Inc. .................. 32,978
23,320 Exxon Mobil Corp. ................... 2,750,361
944 Imperial Oil Ltd. ..................... 71,017
120,000 Mach Natural Resources LP ............. 2,318,400
20,186 Marathon Petroleum Corp. .............. 3,575,344
65,000 Matador Resources Co. ................ 3,686,800
16,067 ONEOK, Inc. ....................... 1,483,948
525 Peabody Energy Corp. ................. 12,290
8,529 Pembina Pipeline Corp. ADR ............ 343,548
240,000 Permian Resources Corp. ............... 3,417,600
3,825 Phillips 66 ........................ 536,686
40,535 Shell PLC ADR ...................... 2,904,738
615 Targa Resources Corp. ................. 90,343
14,686 TC Energy Corp. ADR ................. 680,549
1,554 Texas Pacific Land Corp. ............... 1,350,255
50,958 The Williams Cos., Inc. ................ 2,332,348
30,000 TotalEnergies SE ADR ................. 2,070,000
21,050 Valero Energy Corp. .................. 3,088,666
55,000 Viper Energy, Inc. .................... 2,618,000
55,617,430
Water Utilities (0.1%)
64 American States Water Co. .............. 5,211
138 American Water Works Co., Inc. ........... 19,751
67 California Water Service Group ........... 3,707
44 Consolidated Water Co., Ltd. ............. 1,221
177 Essential Utilities, Inc. ................. 6,901
20 The York Water Co. ................... 780
37,571
Total Common Stocks (Cost $75,062,039) ................... 89,916,487
Corporate Bonds (4.6%)
Energy Equipment & Services (1.8%)
$ 715,000 Halliburton Co., 2.92%, 3/1/30, Callable 12/1/29
@ 100 * ........................ 656,217
400,000 Schlumberger Holdings Corp., 3.90%, 5/17/28,
Callable 2/17/28 @ 100 *(b) .......... 393,173
700,000 Valaris , Ltd., 8.38%, 4/30/30, Callable 4/30/26 @
104 *(b) ........................ 730,215
1,779,605
Oil, Gas & Consumable Fuels (2.8%)
725,000 Enbridge, Inc., 1.60%, 10/4/26, Callable 9/4/26
@ 100 * ........................ 683,092
700,000 Matador Resources Co., 5.88%, 9/15/26, Callable
9/15/24 @ 100 * .................. 700,004
400,000 Range Resources Corp., 8.25%, 1/15/29, Callable
9/23/24 @ 104 * .................. 414,572
922,250 Transocean, Inc., 8.75%, 2/15/30, Callable
2/15/26 @ 104 *(b) ................ 974,206
2,771,874
Total Corporate Bonds (Cost $4,500,015) ................... 4,551,479

Schedule of Portfolio Investments
August 31, 2024
World Energy Fund

See notes to financial statements.
Concluded
The Adviser has determined that 47.4% of the Fund’s net assets comprise securities of issuers which are either foreign domiciled or derive more than 50% of its assets, revenue or income outside of the United States.
Shares or
Principal
Amount Security Description Value
Investment in Affiliates (1.1%)
1,050,382 Cavanal Hill Government Securities Money Market
Fund, Select Shares, 5.16%(c) ......... $ 1,050,382
Total Investment in Affiliates (Cost $1,050,382) ................ 1,050,382
Exchange Traded Fund (2.1%)
18,000 Global X Uranium ETF ................. 466,200
11,500 SPDR S&P Oil & Gas Exploration & Production
ETF ........................... 1,604,710
Total Exchange Traded Fund (Cost $2,103,681) ................ 2,070,910
Total Investments (Cost $82,716,117)(d) — 99.7% ............. 97,589,258
Other assets in excess of liabilities — 0.3% ................. 297,825
Net Assets - 100.0% ................................. $ 97,887,083
(a) Non-income producing security.
(b) Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c) Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at August 31, 2024.
(d) Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 6 in the Notes to Financial Statements.
* Represents next call date.  Additional subsequent call dates and amounts may apply to this security.
^ Represents less than 0.05%.
ADR American Depositary Receipt
ETF Exchange Traded Fund

Schedule of Portfolio Investments
August 31, 2024
Hedged Income Fund

See notes to financial statements.
Shares Security Description Value
Common Stocks (103.0%)
Aerospace & Defense (1.8%)
1,700 General Dynamics Corp.+ ............... $ 508,912
Banks (5.0%)
6,300 JPMorgan Chase & Co.+ ............... 1,416,240
Beverages (3.0%)
4,800 PepsiCo, Inc.+ ...................... 829,824
Biotechnology (3.4%)
4,800 AbbVie, Inc.+ ....................... 942,288
Broadline Retail (3.7%)
5,900 Amazon.com, Inc.+(a) ................. 1,053,150
Capital Markets (6.5%)
1,100 BlackRock, Inc.+ ..................... 991,991
8,200 Morgan Stanley+ .................... 849,602
1,841,593
Chemicals (3.6%)
18,900 Dow, Inc.+ ......................... 1,012,662
Communications Equipment (2.8%)
1,800 Motorola Solutions, Inc.+ ............... 795,672
Electric Utilities (3.0%)
7,400 Duke Energy Corp.+ .................. 843,230
Electrical Equipment (4.1%)
11,000 Emerson Electric Co.+ ................. 1,159,290
Entertainment (1.3%)
3,900 The Walt Disney Co.+ ................. 352,482
Financial Services (1.8%)
1,800 Visa, Inc., Class A+ ................... 497,466
Health Care Equipment & Supplies (2.7%)
8,700 Medtronic PLC+ ..................... 770,646
Health Care Providers & Services (3.1%)
7,700 Cardinal Health, Inc.+ ................. 867,944
Hotels, Restaurants & Leisure (2.7%)
2,600 McDonald's Corp.+ ................... 750,516
Household Products (1.8%)
3,000 The Procter & Gamble Co.+ ............. 514,620
Industrial REITs (2.3%)
16,000 STAG Industrial, Inc.+ ................. 649,280
Insurance (1.7%)
4,000 Prudential Financial, Inc.+ .............. 484,640
Shares Security Description Value
Common Stocks, continued:
Interactive Media & Services (4.9%)
5,800 Alphabet, Inc., Class C+ ................ $ 957,638
800 Meta Platforms, Inc., Class A+ ............ 417,048
1,374,686
IT Services (1.7%)
1,400 Accenture PLC, Class A+ ............... 478,730
Oil, Gas & Consumable Fuels (6.5%)
4,300 Diamondback Energy, Inc.+ .............. 838,973
7,100 Phillips 66+ ........................ 996,201
1,835,174
Pharmaceuticals (7.4%)
11,400 AstraZeneca PLC ADR+ ................ 998,868
9,200 Merck & Co., Inc.+ ................... 1,089,740
2,088,608
Semiconductors & Semiconductor Equipment (8.0%)
8,000 Broadcom, Inc.+ ..................... 1,302,560
8,000 NVIDIA Corp.+ ...................... 954,960
2,257,520
Software (7.2%)
700 Intuit, Inc.+ ........................ 441,182
3,800 Microsoft Corp.+ .................... 1,585,132
2,026,314
Specialty Retail (3.2%)
2,400 The Home Depot, Inc.+ ................ 884,400
Technology Hardware, Storage & Peripherals (6.8%)
8,400 Apple, Inc.+ ........................ 1,923,600
Trading Companies & Distributors (3.0%)
10,300 MSC Industrial Direct Co., Inc.+ .......... 847,072
Total Common Stocks (Cost $23,151,499) ................... 29,006,559
Purchased Option (0.7%)^
18 S&P 500 Index ...................... 188,154
Total Purchased Option (Cost $216,250) .................... 188,154
Investment in Affiliates (1.2%)
344,418 Cavanal Hill Government Securities Money Market
Fund, Select Shares, 5.16%(b) ......... 344,418
Total Investment in Affiliates (Cost $344,418) ................. 344,418
Total Investments (Cost $23,712,167)(c) — 104.9% ............ 29,539,131
Liabilities in excess of other assets — (4.9)% ................ (1,371,730)
Net Assets - 100.0% ................................. $ 28,167,401
(a) Non-income producing security.
(b) Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at August 31, 2024.
(c) Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 6 in the Notes to Financial Statements.
+ All or a portion of each common stock has been pledged as collateral for outstanding call options written.
ADR American Depositary Receipt
^ See Options table below for more details.

Schedule of Portfolio Investments
August 31, 2024
Hedged Income Fund

See notes to financial statements.
Concluded
At August 31, 2024, the Fund's exchange traded options purchased were as follows:
Description
Put/
Call Strike Price
Expiration
Date Contracts
Notional
Amount(a) Fair Value
S&P 500 Index Put 5000.00 USD 6/20/25 18 $ 90,000 $ 188,154
Total (Cost $216,250) $ 188,154
At August 31, 2024, the Fund's exchange traded options written were as follows:
Description
Put/
Call Strike Price
Expiration
Date Contracts
Notional
Amount(a) Fair Value
AbbVie, Inc. Call 185.00 USD 9/20/24 24 $ 4,440 $ (27,840)
AbbVie, Inc. Call 185.00 USD 11/15/24 24 4,440 (34,200)
Accenture PLC Call 365.00 USD 10/18/24 7 2,555 (2,940)
Alphabet, Inc. Call 185.00 USD 9/27/24 13 2,405 (260)
Amazon.com, Inc. Call 205.00 USD 10/18/24 30 6,150 (1,680)
Apple, Inc. Call 200.00 USD 9/20/24 40 8,000 (120,720)
Apple, Inc. Call 215.00 USD 10/18/24 1 215 (1,805)
AstraZeneca PLC ADR Call 82.50 USD 9/20/24 69 5,693 (34,845)
BlackRock, Inc. Call 920.00 USD 9/20/24 6 5,520 (3,900)
Broadcom, Inc. Call 70.00 USD 9/20/24 53 3,710 (481,770)
Broadcom, Inc. Call 190.00 USD 9/20/24 27 5,130 (2,700)
Cardinal Health, Inc. Call 80.00 USD 9/20/24 77 6,160 (238,700)
Diamondback Energy, Inc. Call 170.00 USD 11/15/24 22 3,740 (59,400)
Emerson Electric Co. Call 105.00 USD 9/20/24 55 5,775 (11,715)
Intuit, Inc. Call 740.00 USD 9/20/24 2 1,480 (20)
JPMorgan Chase & Co. Call 205.00 USD 9/20/24 32 6,560 (61,600)
JPMorgan Chase & Co. Call 225.00 USD 9/20/24 26 5,850 (10,192)
McDonald's Corp. Call 285.00 USD 9/20/24 16 4,560 (9,440)
McDonald's Corp. Call 300.00 USD 9/20/24 5 1,500 (320)
Medtronic PLC Call 91.00 USD 9/20/24 40 3,640 (1,000)
Merck & Co., Inc. Call 90.00 USD 9/20/24 92 8,280 (258,060)
Meta Platforms, Inc. Call 590.00 USD 9/20/24 4 2,360 (148)
Microsoft Corp. Call 450.00 USD 9/20/24 10 4,500 (370)
Motorola Solutions, Inc. Call 440.00 USD 9/20/24 10 4,400 (6,900)
MSC Industrial Direct Co., Inc. Call 95.00 USD 9/20/24 103 9,785 (515)
PepsiCo, Inc. Call 180.00 USD 9/20/24 15 2,700 (285)
PepsiCo, Inc. Call 185.00 USD 10/18/24 28 5,180 (2,016)
Phillips 66 Call 160.00 USD 9/20/24 71 11,360 (426)
The Home Depot, Inc. Call 340.00 USD 10/18/24 12 4,080 (38,940)
The Home Depot, Inc. Call 395.00 USD 10/18/24 10 3,950 (2,250)
The Procter & Gamble Co. Call 180.00 USD 9/20/24 15 2,700 (165)
The Procter & Gamble Co. Call 175.00 USD 9/27/24 10 1,750 (1,100)
Total (Premiums $(1,620,502)) $ (1,416,222)
(a) Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.
Balances Reported in the Statements of Assets and Liabilities for Options Written
Value
Options Written $ (1,416,222)

Notes to the Financial Statements
August 31, 2024

1. Organization:
The Cavanal Hill Funds (the “Trust”) was organized on October 1, 1987, as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust meets the definition of an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies”.
As of August 31, 2024 , the Trust offered shares of U.S. Treasury Fund and Government Securities Money Market Fund (each referred to as a “Money Market Fund”
and collectively, the “Money Market Funds”), Limited Duration Fund, Bond Fund, Strategic Enhanced Yield Fund, Ultra Short Tax-Free Income Fund, World Energy
Fund, and Hedged Income Fund (each referred to as a “Fund” and collectively, “the Funds”). Each Fund is registered as a diversified portfolio of the Trust, with the exception of the Hedged Income Fund, which is non-diversified. The Limited Duration Fund, Bond Fund, Strategic Enhanced Yield Fund, Ultra Short Tax-Free Income
Fund, World Energy Fund, and Hedged Income Fund are each authorized to issue an unlimited number of shares in three classes of shares: No-Load Investor Shares
(the “Investor Shares”), Institutional Shares, and A Shares. The World Energy Fund is also authorized to issue an unlimited number of C Shares. The Money Market
Funds are authorized to issue an unlimited number of shares in the following classes: Administrative Shares, Institutional Shares, and Select Shares. In addition, the
Government Securities Money Market Fund is authorized to issue an unlimited number of Premier Shares. Each class of shares for each of the Funds has identical rights and privileges except with respect to distribution (Rule 12b-1 of the 1940 Act) and shareholder servicing fees, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.
In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.
Fair Value Measurements:
The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other observable significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2 in the fair value hierarchy.
When determining the fair value of the Funds’ investments, additional consideration is given to those assets or liabilities that have experienced a significant decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly. In cases where market prices for portfolio securities are not readily available or where prices provided by pricing services are believed not to reflect current value, a Pricing Committee established by the Board of Trustees (the “Board”)
determines in good faith, subject to Trust procedures, the fair value of such portfolio securities in accordance with Rule 2a-5 under the 1940 Act. Examples of the types of securities that may be fair valued include securities halted or suspended from trading, thinly traded or illiquid securities, high-yield securities and fixed-income securities held in amounts less than their normal unit of trading.
The following is a summary categorization, as of August 31, 2024 , of each Fund’s investments in the fair value hierarchy:
Fund
LEVEL 1 -
Quoted Prices
LEVEL 2 -
Other Significant
Observable Inputs
LEVEL 3 -
Significant
Unobservable Inputs Total
U.S. Treasury Fund
U.S. Treasury Obligations ............................... $ — $ 395,264,215 $ — $ 395,264,215
Repurchase Agreements ................................ — 1,210,000,000 — 1,210,000,000
Investment Companies ................................. 162,236,493 — — 162,236,493
Total Investments ..................................... 162,236,493 1,605,264,215 — 1,767,500,708
Government Securities Money Market Fund
U.S. Government Agency Securities ......................... — 1,039,228,651 — 1,039,228,651
U.S. Treasury Obligations ............................... — 348,066,500 — 348,066,500
Repurchase Agreements ................................ — 1,190,000,000 — 1,190,000,000
Investment Companies ................................. 171,262,267 — — 171,262,267
Total Investments ..................................... 171,262,267 2,577,295,151 — 2,748,557,418

Notes to the Financial Statements
August 31, 2024

Securities Valuation:
The Money Market Funds, which operate as government funds, are eligible and have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which the value, as determined by amortized cost, is higher or lower than the price each Money Market Fund would receive if it sold the investment. The value of securities in the Money
Market Funds can be expected to vary inversely with changes in prevailing interest rates.
The following is an overview of how securities are valued in the Limited Duration Fund, Bond Fund, Strategic Enhanced Yield Fund, Ultra Short Tax-Free Income Fund,
World Energy Fund, and Hedged Income Fund (the “Variable Net Asset Value Funds”).
Equity securities are valued at the closing price on the exchange or market where the security is principally traded (except for those traded on Nasdaq, which will be valued at the Nasdaq Official Closing Price). If there have been no sales for the day on any exchange or market, the security is valued at the latest available bid price on the exchange or market where the security is principally traded. Equity securities are typically categorized as Level 1 in the fair value hierarchy.
Fund
LEVEL 1 -
Quoted Prices
LEVEL 2 -
Other Significant
Observable Inputs
LEVEL 3 -
Significant
Unobservable Inputs Total
Limited Duration Fund
Asset Backed Securities ................................. $ — $ 10,745,861 $ — $ 10,745,861
Mortgage Backed Securities
1
............................. — 9,049,458 — 9,049,458
Commercial Mortgage Backed Securities ..................... — 33,839 — 33,839
Corporate Bonds
2
..................................... — 8,004,657 — 8,004,657
Taxable Municipal Bonds
3
............................... — 320,472 — 320,472
U.S. Government Agency Securities ......................... — 4,012,327 — 4,012,327
U.S. Treasury Obligations ............................... — 4,408,455 — 4,408,455
Investment in Affiliates ................................. 1,399,907 — — 1,399,907
Total Investments ..................................... 1,399,907 36,575,069 — 37,974,976
Bond Fund
Asset Backed Securities ................................. — 22,015,461 — 22,015,461
Mortgage Backed Securities
1
............................. — 30,839,676 — 30,839,676
Commercial Mortgage Backed Securities ..................... — 1,321,059 — 1,321,059
Corporate Bonds
2
..................................... — 23,618,090 — 23,618,090
Taxable Municipal Bonds
3
............................... — 9,779,643 — 9,779,643
U.S. Government Agency Securities ......................... — 8,123,457 — 8,123,457
U.S. Treasury Obligations ............................... — 26,288,796 — 26,288,796
Investment in Affiliates ................................. 1,066,727 — — 1,066,727
Total Investments ..................................... 1,066,727 121,986,182 — 123,052,909
Strategic Enhanced Yield Fund
Mortgage Backed Securities
1
............................. — 3,247,510 — 3,247,510
Corporate Bonds
2
..................................... — 6,542,780 — 6,542,780
U.S. Treasury Obligations ............................... — 4,269,280 — 4,269,280
Investment in Affiliates ................................. 895,853 — — 895,853
Total Investments ..................................... 895,853 14,059,570 — 14,955,423
Ultra Short Tax-Free Income Fund
Municipal Bonds
3
..................................... — 10,635,260 — 10,635,260
Investment in Affiliates ................................. 32,154 — — 32,154
Total Investments ..................................... 32,154 10,635,260 — 10,667,414
World Energy Fund
Common Stocks
2
..................................... 89,916,487 — — 89,916,487
Corporate Bonds
2
..................................... — 4,551,479 — 4,551,479
Investment in Affiliates ................................. 1,050,382 — — 1,050,382
Exchange Traded Fund ................................. 2,070,910 — — 2,070,910
Total Investments ..................................... 93,037,779 4,551,479 — 97,589,258
Hedged Income Fund
Common Stocks
2
..................................... 29,006,559 — — 29,006,559
Purchased Options .................................... 188,154 — — 188,154
Investment in Affiliates ................................. 344,418 — — 344,418
Written Options ...................................... (1,416,222) — — (1,416,222)
Total Investments ..................................... 28,122,909 — — 28,122,909
1 Please see the Schedule of Portfolio investments for Mortgage Backed Securities classification.
2 Please see the Schedule of Portfolio Investments for Industry classification.
3 Please see the Schedule of Portfolio Investments for State classification.

Notes to the Financial Statements
August 31, 2024

Fixed-income securities are valued using matrix pricing as determined by an independent pricing service approved by the Board. Fixed-income securities are valued using various inputs including new issue data, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy. In addition to the inputs noted for fixed-income securities, asset-backed and mortgage-backed securities are valued using principal payment and collateral performance information, and are typically categorized as
Level 2 in the fair value hierarchy.
Short-term fixed-income securities purchased with 60 days or fewer to maturity and of sufficient credit quality are generally valued at amortized cost, which approximates current value, and are typically categorized as Level 2 in the fair value hierarchy.
Open-end mutual fund investments and exchange-traded funds are valued at the most recently calculated net asset value, and are typically categorized as Level 1 in the fair value hierarchy.
Repurchase agreements are valued at original cost, and are typically categorized as Level 2 in the fair value hierarchy.
Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy. For options where market quotations are not readily available, fair value procedures as described below may be applied.
Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the
Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the exchange. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.
Securities Sold Short:
The Funds may enter into short sales. Short sales are transactions in which a fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund.
Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends that accrue during the period of the loan. Dividends declared on open short positions are recorded on ex-date as dividend expense. To borrow the security, the Fund also may be required to pay a fee, which is shown as interest expense. The Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The proceeds of the short sale may be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, is recognized upon the close of a short sale.
None of the Funds shall sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or has segregated with the Custodian an amount of cash or liquid assets to cover the short position), however, this policy does not prevent the Funds from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.
The Funds did not engage in short sales during the year ending August 31, 2024 .
Options Contracts:
Each of the Funds, except U.S. Treasury Fund and the Government Securities Money Market Fund, may write (sell) covered call options and purchase options to hedge
(or reduce) its exposure to a portfolio asset or risk, to obtain leverage for the portfolio, to manage cash and/or as a substitute for taking a position in the reference asset or to gain exposure to certain asset classes. An option gives the purchaser of the option the right to buy, and a writer has the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Options purchased by the Fund will be valued at the last sale price, or in the absence of such a price, at the latest available bid price. The Funds may also purchase index options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing value of the securities index upon which the option is based is greater than the exercise price of the option.
Purchasing options is a specialized investment technique that entails the possibility of a complete loss of the amounts paid as premiums to writers of options. The Funds can purchase options and index options provided that their total investment in such options immediately after such purchase does not exceed 5% of its total assets.
The Hedged Income Fund engaged in purchased and written options activity during the year ending August 31, 2024 , detailed below.
Purchased Options Contracts—The Fund pays a premium which is included in “Investments, at value” on the Statements of Assets and Liabilities and marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain/loss on the transaction. The Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract.
Written Options Contracts—The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written.
Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. For the year ended August 31, 2024 , the monthly average notional amount for written options contracts was $(154)
thousand. Realized gains and losses are reported as “Net realized gains/(losses) from written options contracts” on the Statements of Operations.

Notes to the Financial Statements
August 31, 2024

Summary of Derivative Instruments
The following is a summary of the fair values of derivative instruments on the Statement of Assets and Liabilities for Hedged Income Fund, categorized by risk exposure, as of August 31, 2024 :
Security Transactions and Related Income:
For all purposes other than financial reporting, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium and accretion of discount. Dividend income is recorded on the ex-dividend date or for certain foreign dividends, when the Funds become aware of such dividends declared. Gains or losses realized from sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.
Real Estate Investment Trusts:
Some of the Variable Net Asset Value Funds may invest in real estate investment trusts (“REITs”) which report information on the source of their distributions annually.
Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A
REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.
Restricted Securities:
A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the
Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. Illiquid, restricted securities held as of August 31, 2024 , are identified below:
Repurchase Agreements:
The Funds may invest in repurchase agreements with financial institutions such as member banks of the Federal Deposit Insurance Corporation (FDIC) or from registered broker/dealers that Cavanal Hill Investment Management, Inc. (the “Adviser”) deems creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities collateral. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Fund’s custodian, another qualified sub-custodian, or in the Federal Reserve book-entry system. Master Repurchase
Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the
MRA with collateral posted by the counterparty and create one net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the
MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the transaction.
Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty.
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Fair Value
Statement of Assets
and Liabilities Location Total Fair Value
Equity Risk
Options Contracts $— Written Options Contracts $1,416,222
Hedged Income Fund
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives Recognized
Change in Net Unrealized
Appreciation/Depreciation
on Derivatives Recognized
Equity Risk
811,171 282,507
Options Contracts Change in unrealized appreciation/(depreciation) on written options contracts $(811,171) $(282,507)
Hedged Income Fund
Security Acquisition Date Acquisition Cost Principal Amount Fair Value
Strategic Enhanced Yield Fund:
Brean Asset Backed Securities Trust, Series 2021-RM1, M1, 1.60%, 10/25/63, Callable 9/25/27
@ 100 ....................................................... 03/25/21 $333,454

$364,291

$282,351

Notes to the Financial Statements
August 31, 2024

Distributions to Shareholders:
Distributions from net investment income are declared daily and paid monthly for the Money Market Funds, Limited Duration Fund, Bond Fund, Strategic Enhanced
Yield Fund and Ultra Short Tax-Free Income Fund. Distributions from net investment income are declared and paid quarterly for the World Energy Fund and Hedged
Income Fund. Net realized capital gains, if any, are declared and distributed at least annually.
The character of income and gains distributed is determined in accordance with income tax regulations which may differ from U.S. GAAP. These “book/ tax” differences are either considered temporary or permanent in nature. To the extent that these differences are permanent in nature (e.g., reclassification of bond discount and premium, gain/loss on principal payments from mortgage-backed securities, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification (e.g., wash sales). To the extent that distributions from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.
Allocations:
Expenses that directly relate to a specific Fund are charged directly to that Fund. Class-specific expenses are charged directly to the class incurring the expense. Other operating expenses of the Funds are prorated to each Fund on the basis of relative net assets or another appropriate method. Income, expenses (other than expenses attributable to a specific share class), and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets or another appropriate basis.
3. Fees and Transactions with Related and Other Parties:
The Adviser, a wholly-owned subsidiary of BOKF, NA (“BOKF”), serves as the Funds’ investment adviser. Under the terms of the Investment Advisory Agreement between the Adviser and the Trust, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund according to the following schedule:
* The Adviser has contractually agreed to waive fees or reimburse expenses so that expenses do not exceed the percentage of average daily net assets, plus class-
specific fees, through December 31, 2025.
** Effective August 5, 2024, the annual expense limitation was changed to 0.50%. Prior to August 5, 2024, there was not an expense limitation for Limited Duration
Fund.
The Adviser serves as the Funds’ administrator. Under the terms of the Administration Agreement between the Adviser and the Trust, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund according to the following schedule:
Investment Sub-Advisory Services are provided to the Hedged Income Fund by Lavaca Capital, LLC (“Lavaca”) pursuant to an Investment Sub-Advisory Agreement.
Lavaca, subject to the general supervision of the Board, is responsible for providing hedging services to the Hedged Income Fund. Lavaca is paid half of the fees payable to the Adviser for the services provided to the Hedged Income Fund.
Investment Sub-Advisory Services are provided to the Strategic Enhanced Yield Fund by LM Capital Group, LLC ("LM Capital") pursuant to an Investment Sub-Advisory
Agreement. LM Capital is paid 40% of the fee payable to the Adviser for the services provided to the Strategic Enhanced Yield Fund.
Under a Sub-Administration Agreement, the Administrator pays Citi Fund Services Ohio, Inc. (“Citi”) to perform certain administrative duties for the Trust. Fees paid to
Citi by the Administrator for sub-administration services are paid out of its administration fees and are not an additional charge to the Funds. For the year ending August
Fund
Annual Advisory Fee
(as a percentage of net
assets)
Annual Expense
Limitations*
U.S. Treasury Fund ...................................................................................................................... 0.05%
Government Securities Money Market Fund ............................................................................... 0.05%
Limited Duration Fund ................................................................................................................ 0.15% 0.50%**
Bond Fund .................................................................................................................................. 0.20%
Strategic Enhanced Yield Fund .................................................................................................... 0.50% 0.76%
Ultra Short Tax-Free Income Fund ............................................................................................... 0.15% 0.35%
World Energy Fund ..................................................................................................................... 0.60% 0.90%
Hedged Income Fund .................................................................................................................. 0.80% 1.10%
Fund
Annual Administration Fee
(as a percentage of net
assets)
U.S. Treasury Fund ................................................................................................................................................................................. 0.05%
Government Securities Money Market Fund .......................................................................................................................................... 0.05%
Limited Duration Fund ........................................................................................................................................................................... 0.08%
Bond Fund ............................................................................................................................................................................................. 0.08%
Strategic Enhanced Yield Fund ............................................................................................................................................................... 0.08%
Ultra Short Tax-Free Income Fund .......................................................................................................................................................... 0.08%
World Energy Fund ................................................................................................................................................................................ 0.08%
Hedged Income Fund ............................................................................................................................................................................. 0.08%

Notes to the Financial Statements
August 31, 2024

31, 2024 , Citi was paid $658,097 by the Administrator. Citi serves the Trust as fund accountant and prior to July 31, 2024, made an employee available to serve as the
Funds’ Chief Compliance Officer (the “CCO”) for which Citi received additional fees for services as CCO. Citi receives additional fees for its services as fund accountant which are paid by the Funds.
Pursuant to a services agreement effective July 31, 2024, the Trust pays PINE Advisors LLC ("PINE") to perform certain services including making an employee available to serve as the Funds' Chief Compliance Officer (the "CCO") and Principal Financial Accounting Officer (the "PFAO"). For the year ended August 31, 2024, PINE received
$21,949 for CCO and PFAO services under the agreement.
BOKF serves the Trust as custodian for which it is paid a fee of up to 0.01% of each Fund’s average daily net assets. As custodian, BOKF is also entitled to any out-of-
pocket expenses incurred.
FIS Investor Services, LLC (“FIS”) serves as transfer agent to the Trust and receives a fee for its services as transfer agent.
Certain officers of the Trust are affiliated with Citi, the Adviser, the distributor (see below) and/or BOKF. These persons are paid no fees directly by the Trust for serving as officers of the Trust.
Cavanal Hill Distributors, Inc. (“CHD”), an affiliate of the Adviser, provides distribution services to the Funds pursuant to a Distribution Agreement between the Trust and
CHD. The Trust has adopted a Distribution and Shareholder Services Plan in accordance with Rule 12b-1 under the 1940 Act, pursuant to which the Funds are authorized to pay or reimburse CHD a periodic amount, calculated at an annual rate not to exceed 0.25% of the average daily net asset value of the Administrative, Investor, and A
Shares, 0.50% of the Premier Shares, and 1.00% of the C Shares, and may be used by CHD to pay banks, including BOKF, broker dealers and other institutions. For the year ending August 31, 2024 , BOKF received $5,539,860 under the agreement.
The Funds have entered into shareholder servicing agreements with BOKF, a broker-dealer affiliate and various service organizations. Services included in the servicing agreements are assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements. Shareholder servicing fees are incurred on a class level basis (where applicable). In consideration for these services, the service organizations received a fee from the Funds, computed daily and paid monthly, at an annual rate up to 0.25% for the Administrative,
Institutional, Investor, Select, Premier and C Shares and up to 0.10% for the A Shares of the average daily net assets of the Funds’ shares held by the service organizations’ customers. For the year ending August 31, 2024 , BOKF received net shareholder servicing fees of $5,823,240. For shareholder purchases made through
BOKF, BOKF has contractually agreed to waive 0.25%, 0.17% and 0.25% of such fees paid by the Select, Institutional and Premier Shares, respectively, of the Money
Market Funds and 0.25%, 0.25%, 0.10% and 0.25% of such fees paid by the Institutional, Investor, A, and C Shares, respectively, of the Variable Net Asset Value Funds through December 31, 2024. The affiliate waivers result in reduction of the Shareholder Servicing Fee paid by all affiliated purchasers of a class.
From time to time, the Funds’ service providers may provide fee reductions and waivers in order to assist one or more of the Funds in maintaining more competitive expense ratios. Such reductions may be contractual, as disclosed in the Funds’ statutory prospectus, or voluntary and, as such, may occur on an ad hoc basis. No such reductions are subject to recoupment in subsequent fiscal periods, and voluntary reductions and waivers may be terminated at any time. These reductions are typically computed daily or monthly and settled monthly. Amounts reduced or waived under these arrangements are identified on the accompanying Statements of Operations.
Affiliated Transactions:
A summary of each Fund’s investment in an affiliated money market fund (Government Securities Money Market Fund, Select Shares) for the year ending August 31,
2024 , is noted below:
4. Purchases and Sales of Securities:
Purchases and sales of securities (excluding short-term securities and long-term U.S. government securities) for the year ending August 31, 2024 were as follows:
Fund
Fair Value
8/31/23 Purchases Sales
Net
Realized
Gains/
(Losses)
Net Change
in Unrealized
Appreciation/
Depreciation
Fair Value
8/31/24
Shares as of
8/31/24
Dividend
Income
Limited Duration Fund ........ $ 1,777,121 $ 15,000,928 $ (15,378,142) $ — $ — $ 1,399,907 $ 1,399,907 $ 60,831
Bond Fund ............... 1,364,029 42,257,658 (42,554,960) — — 1,066 , 727 1,066 , 727 107 , 515
Strategic Enhanced Yield Fund .. 124,636 12,010,126 (11,238,909) — — 895 , 853 895 , 853 11 , 499
Ultra Short Tax-Free Income Fund 1,569 12,814,683 (12,784,098) — — 32,154 32,154 15,745
World Energy Fund .......... 241,697 38,711,245 (37,902,560) — — 1,050,382 1,050,382 54,053
Hedged Income Fund ........ 464,620 12,909,193 (13,029,395) — — 344,418 344,418 37,125
$ 3,973,672 $ 133,703,833 $ (132,888,064) $ — $ — $ 4,789,441 $ 4,789,441 $ 286 ,768
Fund Purchases Sales
Limited Duration Fund ............................................................................ 4 , 7 4 8 , 337 5 , 133 , 617
Bond Fund .................................................................................... 17 , 886 , 624 11 , 712 , 916
Strategic Enhanced Yield Fund ...................................................................... 5 , 126 , 932 1 , 811 , 164
Ultra Short Tax-Free Income Fund .................................................................... 12 , 358 , 831 20,635 ,000
World Energy Fund .............................................................................. 153 , 960 , 719 142 , 630 , 376
Hedged Income Fund ............................................................................ 13,337,417 20 , 346 , 458

Notes to the Financial Statements
August 31, 2024

Purchases and sales of long-term U.S. government securities for the year ending August 31, 2024 , were as follows:
5. Credit Risk and Other Risk Considerations:
The Ultra Short Tax-Free Income Fund invests primarily in debt instruments of municipal issuers. The issuers’ ability to meet their obligations may be affected by economic developments in a specific industry, sector or locale.
The Limited Duration Fund, Bond Fund and Strategic Enhanced Yield Fund are each invested in mortgage-related, fixed-income instruments. Mortgage-backed securities are subject to prepayment risk and credit risk of mortgagors and may be sensitive to changes in prevailing interest rates. When interest rates rise, the value of fixed-income securities generally declines.
The World Energy Fund’s concentration in securities in energy-related industries may present more risks than would be the case with funds that diversify investments in numerous industries and sectors of the economy. Energy-related securities can be significantly affected by world events relating to political developments, energy conservation, commodity prices, and tax and government regulations. The Fund is also subject to foreign investment risk which is associated with higher transaction costs, delayed settlements, currency controls or adverse economic and political developments. Foreign securities may be affected by incomplete or inaccurate financial information on companies. There is a risk of loss attributable to social upheavals, unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war. These risks are more significant in emerging markets.
Hedged Income Fund invests primarily in dividend paying equity securities, with at least 80% of its net assets in income generating equity securities and equity-
related instruments traded on U.S. exchanges. The Fund is subject to market risk in which market value of a security may move up and down, sometimes rapidly and unpredictably. The Fund also invests in call and put options that involve risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk and counterparty default risk. The risk of potential losses if equity markets or an individual equity security do not move as expected and the potential for greater losses than if these techniques had not been used. By writing covered call options, a fund will not benefit from any potential increases in the value of a fund asset above the exercise price, but will bear the risk of declines in the value of the asset. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put option, the Fund risks losing the entire premium invested if the value of the reference index or security is above the put strike at maturity. Writing of covered call options are also subject to the risk that the counterparty to the transaction will not fulfill its obligations.
6. Federal Income Taxes:
It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last three tax year ends and any interim tax period since then, as applicable). Management has determined that there are no uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements.
The Funds may be subject to foreign taxes on dividends and realized capital gains. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.
At August 31, 202 4 , the cost basis of securities including derivatives for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/(depreciation) were as follows:
Fund Purchases Sales
Limited Duration Fund ............................................................................ 767 , 660 3, 836 , 344
Bond Fund .................................................................................... 24,211 , 697 32, 629 , 369
Strategic Enhanced Yield Fund ...................................................................... 7 , 3 9 6 , 919 2 , 013 , 151
Fund
Tax Cost of
Securities
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
U.S. Treasury Fund .............................. $ 1,767,500,708 $ — $ — $ —
Government Securities Money Market ................. 2,748,557,418 — — —
Limited Duration Fund ............................ 40,877,075 377,473 (3,279,572) (2,902,099)
Bond Fund .................................... 127,673,466 821,756 (5,442,313) (4,620,557)
Strategic Enhanced Yield Fund ...................... 14, 647 , 548 368,033 (60,158) 307,875
Ultra Short Tax-Free Income Fund .................... 10,662 , 995 4,461 (42) 4,419
World Energy Fund .............................. 83,406 , 857 15,463 , 330 (1,280,929) 14 , 182 , 401
Hedged Income Fund ............................ 22,137 , 354 6,432 , 563 (447,008) 5,9 85 , 555

Notes to the Financial Statements
August 31, 2024

The tax characteristics of distributions paid to shareholders during fiscal years ending August 31, 2024, and 2023, were as follows:
As of August 31, 2024 , the components of accumulated earnings/(deficit) on a tax basis were as follows:
Distributions Paid From:
2024
Net
Investment
Income
Net Long-
Term Gains
Total Taxable
Distributions
Tax-Exempt
Distributions
Total
Distributions
Paid*
U.S. Treasury Fund ............................. $ 84,832,858 $ — $ 84,832,858 $ — $ 84 ,832,858
Government Securities Money Market Fund ............ 129,751,367 — 129,751,367 — 129,751,367
Limited Duration Fund ........................... 975,762 — 975,762 — 975,762
Bond Fund ................................... 4,280,968 — 4,280,968 — 4,280,968
Strategic Enhanced Yield Fund ..................... 313,224 — 313,224 — 313,224
Ultra Short Tax-Free Income Fund ................... 14,421 — 14,421 409,923 424,344
World Energy Fund ............................. 1,752,122 — 1,752,122 — 1,752,122
Hedged Income Fund ........................... 519,377 — 519,377 — 519,377
* Total distributions paid may differ from that disclosed in the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.
Distributions Paid From:
2023
Net
Investment
Income
Net Long-
Term Gains
Total Taxable
Distributions
Tax-Exempt
Distributions
Total
Distributions
Paid*
U.S. Treasury Fund ............................. $ 43,519,384 $ — $ 43,519,384 $ — $ 43,519,384
Government Securities Money Market Fund ............ 93,050,842 — 93,050,842 — 93,050,842
Limited Duration Fund ........................... 1,154,466 — 1,154,466 — 1,154,466
Bond Fund ................................... 3,606,324 — 3,606,324 — 3,606,324
Strategic Enhanced Yield Fund ..................... 318,413 — 318,413 — 318,413
Ultra Short Tax-Free Income Fund ................... 13,947 — 13,947 290,692 304,639
World Energy Fund ............................. 1,934,102 — 1,934,102 — 1,934,102
Hedged Income Fund ........................... 887,992 — 887,992 — 887,992
* Total distributions paid may differ from that disclosed in the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.
Fund
Undistributed
Ordinary
Income/Tax
Exempt Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and
Other Losses*
Unrealized
Appreciation/
(Depreciation)**
Total
Accumulated
Earnings/
(Deficit)
U.S. Treasury Fund ................. $ 7,223,729 $ — $ 7,223,729 $ (7,223,035) $ (1,967) $ — $ (1,273)
Government Securities Money Market Fund 11,467,9 50 — 11,467,9 50 (11,462,266) (6,707) — (1,023)
Limited Duration Fund ............... 155,808 — 155,808 (99,999) (13,370,021) (2,902,099) (16,216,311)
Bond Fund ....................... 378,908 — 378,908 (382,813) (11,917,689) (4,620,557) (16,542,151)
Strategic Enhanced Yield Fund ......... 53,24 4 — 53,24 4 (53,236) (2,610,93 6 ) 307,875 (2,303,053)
Ultra Short Tax-Free Income Fund ....... 29,500 — 29,500 (29,316) (759) 4,419 3,844
World Energy Fund ................. 156,193 — 156,193 — (13,262 , 899 ) 14 , 182 , 401 1,075,695
Hedged Income Fund ............... 62,247 — 62,247 — (3,399,344) 5,985,55 5 2,648,45 8
* See below for post-October losses and capital loss carryforwards.
** The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sale, straddles, and the difference between book and tax amortization methods for premium and market discounts.

Notes to the Financial Statements
August 31, 2024

At August 31, 2024 , the following Funds had capital loss carryforwards as summarized in the tables below. The Board does not intend to authorize a distribution of any realized gain for the Funds until any applicable CLCF has been offset.
Capital loss carryforwards not subject to expiration:
To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.
The following permanent differences between net asset components for financial reporting and tax purposes were reclassified at the end of the fiscal year (in U.S.
dollars):
The primary differences are due to capital losses carried over from business combinations. These reclassifications have no impact on the net asset value of the Funds.
7. Recent Accounting Pronouncements:
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04 (“ASU 2020-04”), Reference Rate
Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit LIBOR quotes by the UK Financial Conduct
Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts is a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of
March 12, 2020 through December 31, 2022. In December 2022, FASB deferred ASU 2020-04 and issued ASU 2022-06, Reference Rate Reform: Deferral of the Sunset
Date of Topic 848, which extends the application of the amendments through December 31, 2024. As of August 31, 2024, the Funds did not hold any securities which referenced LIBOR-based benchmarks. Management determined that it is unlikely the ASU’s adoption will have significant impact on the Funds’ financial statements and various filings.
In June 2022, the FASB issued Accounting Standard Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities
Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023, and for interim periods within those fiscal years, with early adoption permitted. The Funds are currently evaluating the impact, if any, of these amendments on the financial statements.
8. Business Combinations:
In April 2024, the Board of the Trust approved Cavanal Hill’s proposal to merge Moderate Duration Fund (the “Target Fund”) into Limited Duration Fund (the “Acquiring
Fund”), the accounting survivor. The Agreement and Plan of Reorganization were approved by the Board on April 25, 2024. The investment objective and principal investment strategy of the Target Fund were materially similar to those of the Acquiring Fund. The purpose of the transaction was to increase operational efficiencies with a larger combined asset base. The transaction was effective after the close of business on August 2, 2024. The Acquiring Fund acquired all of the assets and assumed all of the liabilities of the Target Fund as shown in the table below. The transaction was structured to qualify as a tax-free reorganization under the Code. Pursuant to the Agreement and Plan of Reorganization, shareholders of the Target Fund received a number of shares of the corresponding class in the Acquiring Fund, with a value equal to their holdings in the Target Fund as of the close of business on August 2, 2024.
The investment portfolio of the Target Fund, with a fair value of approximately $6,404,878 and identified cost of approximately $6,716,400 as of the date of the reorganization, was the principal asset acquired by the Acquiring Fund. For financial statement purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Fund
Short-Term
Amount
Long-Term
Amount Total
U.S. Treasury Fund ....................................................... $ 1,967 $ – $ 1,967
Government Securities Money Market Fund ...................................... 6,707 – 6,707
Limited Duration Fund ..................................................... 2,106,305 11,263,716 13,370,021 *
Bond Fund ............................................................. 4,688,428 7,229,261 11,917,689
Strategic Enhanced Yield Fund ............................................... 926,21 1 1,684,725 2,610,93 6
Ultra Short Tax-Free Income Fund ............................................. 337 422 759
World Energy Fund ....................................................... 13,262 , 899 – 13, 262 , 899
Hedged Income Fund ..................................................... 2,824,422 574,922 3,399,344
* All or a portion are limited as a result of changes in ownership in connection with business combinations. Unused limitations during a year accumulate for future use in offsetting net capital gains.
Limited
Duration Fund
Paid-in c apital .............................................................................................. $ 6,924,634
Total distributable earnings/(loss) ................................................................................. (6,924,634)

Notes to the Financial Statements
August 31, 2024

Expenses related to reorganization were incurred by the Adviser. Expenses incurred by the Funds in the ordinary course during the Reorganization continue to be treated as a Fund expense in accordance with the Funds’ advisory contracts.
Assuming the reorganization had been completed on September 1, 2023, the beginning of the annual reporting period, the pro forma results of operations of the
Acquiring Fund, post reorganization for the year ended August 31, 2024, are as follows:
Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Statements of Operations of the Acquiring Fund, post reorganization since August
2, 2024.
9. Subsequent Events:
Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required as of August 31, 2024 .
Fund
Shares
Outstanding Net Assets
Net Asset
Value
Per Share
Net Unrealized
Appreciation/
(Depreciation)
Target Fund
Moderate Duration Fund ............................. $ (311,522)
Investor Shares ................................. 100,416.500 $ 988,782 $ 9.85
Institutional Shares ............................... 535,142.024 5,267,351 9.84
A Shares ...................................... 18,576.543 182,898 9.85
Acquiring Fund
Limited Duration Fund ............................... (2,581,031)
Investor Shares ................................. 283,245.000 2,632,207 9.29
Institutional Shares ............................... 2, 979,744.996 27,677,794 9.29
A Shares ...................................... 156,493.836 1,455,279 9.30
Post Reorganization
Limited Duration Fund ............................... (2,892,553)
Investor Shares ................................. 389,647.700 3,620,988 9.29
Institutional Shares ............................... 3,546,828.387 32,945,145 9.29
A Shares ...................................... 176,162.072 1,638,177 9.30
Net investment income (loss) $ 1,274,529
Net realized/unrealized gains (losses) 1,779,777
Change in net assets resulting from operations $ 3,054,306

Financial Highlights
For a share of capital stock outstanding throughout the periods indicated.

Amounts designated as “—” are 0 or have been rounded to 0.
Change in Net Assets
Resulting From Operations:
Net Asset
Value,
Beginning of
Period
Net
Investment
Income
(Loss)
Total from
Investment
Activities
U.S. Treasury Fund
Administrative Shares
Year Ended August 31, 2024 ................................ $ 1.000 $ 0.047 $ 0.047
Year Ended August 31, 2023 ................................ 1.000 0.037
(d)
0.037
Year Ended August 31, 2022 ................................ 1.000 0.002 0.002
Year Ended August 31, 2021 ................................ 1.000 — —
Year Ended August 31, 2020 ................................ 1.000 0.010 0.010
Institutional Shares
Year Ended August 31, 2024 ................................ 1.000 0.051 0.051
Year Ended August 31, 2023 ................................ 1.000 0.041
(d)
0.041
Year Ended August 31, 2022 ................................ 1.000 0.003 0.003
Year Ended August 31, 2021 ................................ 1.000 — —
Year Ended August 31, 2020 ................................ 1.000 0.010 0.010
Select Shares
Year Ended August 31, 2024 ................................ 1.000 0.052 0.052
Year Ended August 31, 2023 ................................ 1.000 0.042
(d)
0.042
Year Ended August 31, 2022 ................................ 1.000 0.004 0.004
Year Ended August 31, 2021 ................................ 1.000 — —
Year Ended August 31, 2020 ................................ 1.000 0.010 0.010
(a) Annualized for periods less than one year.
(b) Not annualized for periods less than one year.
(c) During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d) Calculated using average shares.

Less Dividends From: Ratios/Supplemental Data
:
(a)
Dividends
from Net
Investment
Income
Distributions
from Net
Realized
Gains from
Investments
Total
Dividends and
Distributions
Net Asset
Value, End
of
Period
Total
Return
(b)
Net Assets End
of Period
(000s)
Ratio of Net
Expenses to
Average Net
Assets
Ratio of Net
Investment
Income
(Loss) to
Average
Net Assets
Ratio of
Gross
Expenses to
Average
Net Assets
(c)
$ (0.047) $ — $ (0.047) $ 1.000 4.81% $ 1,558,137 0.66% 4.70% 0.66%
(0.037) — (0.037) 1.000 3.72% 1,560,349 0.67% 3.79% 0.67%
(0.002) — (0.002) 1.000 0.20% 830,908 0.25% 0.21% 0.67%
— — — 1.000 —% 882,438 0.06% —% 0.68%
(0.010) — (0.010) 1.000 0.55% 988,206 0.51% 0.57% 0.67%
(0.051) — (0.051) 1.000 5.25% 196,806 0.24% 5.12% 0.41%
(0.041) — (0.041) 1.000 4.15% 176,656 0.25% 4.34% 0.42%
(0.003) — (0.003) 1.000 0.34% 49,457 0.14% 0.35% 0.42%
— — — 1.000 —% 60,980 0.07% 0.01% 0.43%
(0.010) — (0.010) 1.000 0.81% 82,420 0.24% 0.82% 0.42%
(0.052) — (0.052) 1.000 5.33% 5,474 0.16% 5.20% 0.41%
(0.042) — (0.042) 1.000 4.23% 4,137 0.17% 4.08% 0.42%
(0.004) — (0.004) 1.000 0.37% 10,335 0.13% 0.61% 0.42%
— — — 1.000 0.01% 3,105 0.08% 0.01% 0.43%
(0.010) — (0.010) 1.000 0.88% 37,975 0.17% 0.94% 0.42%

Financial Highlights
For a share of capital stock outstanding throughout the periods indicated.

Amounts designated as “—” are 0 or have been rounded to 0.
Change in Net Assets
Resulting From Operations:
Net Asset
Value,
Beginning of
Period
Net
Investment
Income
(Loss)
Total from
Investment
Activities
Government Securities Money Market Fund
Administrative Shares
Year Ended August 31, 2024 ................................ $ 1.000 $ 0.047 $ 0.047
Year Ended August 31, 2023 ................................ 1.000 0.038
(d)
0.038
Year Ended August 31, 2022 ................................ 1.000 0.003 0.003
Year Ended August 31, 2021 ................................ 1.000 — —
Year Ended August 31, 2020 ................................ 1.000 0.010 0.010
Institutional Shares
Year Ended August 31, 2024 ................................ 1.000 0.051 0.051
Year Ended August 31, 2023 ................................ 1.000 0.041
(d)
0.041
Year Ended August 31, 2022 ................................ 1.000 0.004 0.004
Year Ended August 31, 2021 ................................ 1.000 — —
Year Ended August 31, 2020 ................................ 1.000 0.010 0.010
Select Shares
Year Ended August 31, 2024 ................................ 1.000 0.052 0.052
Year Ended August 31, 2023 ................................ 1.000 0.042
(d)
0.042
Year Ended August 31, 2022 ................................ 1.000 0.004 0.004
Year Ended August 31, 2021 ................................ 1.000 — —
Year Ended August 31, 2020 ................................ 1.000 0.010 0.010
Premier Shares
Year Ended August 31, 2024 ................................ 1.000 0.047 0.047
Year Ended August 31, 2023 ................................ 1.000 0.041
(d)
0.041
Year Ended August 31, 2022 ................................ 1.000 0.004 0.004
Year Ended August 31, 2021 ................................ 1.000 — —
Year Ended August 31, 2020 ................................ 1.000 0.010 0.010
(a) Annualized for periods less than one year.
(b) Not annualized for periods less than one year.
(c) During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d) Calculated using average shares.

Less Dividends From: Ratios/Supplemental Data
:
(a)
Dividends
from Net
Investment
Income
Distributions
from Net
Realized
Gains from
Investments
Total
Dividends and
Distributions
Net Asset
Value, End
of
Period
Total
Return
(b)
Net Assets End
of Period
(000s)
Ratio of Net
Expenses to
Average Net
Assets
Ratio of Net
Investment
Income
(Loss) to
Average
Net Assets
Ratio of
Gross
Expenses to
Average
Net Assets
(c)
$ (0.047) $ — $ (0.047) $ 1.000 4.80% $ 584,235 0.69% 4.70% 0.69%
(0.038) — (0.038) 1.000 3.87% 602,861 0.58% 3.79% 0.69%
(0.003) — (0.003) 1.000 0.28% 666,206 0.22% 0.25% 0.67%
— — — 1.000 0.01% 578,785 0.07% 0.01% 0.69%
(0.010) — (0.010) 1.000 0.62% 608,177 0.44% 0.58% 0.68%
(0.051) — (0.051) 1.000 5.24% 249,785 0.27% 5.12% 0.44%
(0.041) — (0.041) 1.000 4.19% 238,179 0.27% 4.25% 0.44%
(0.004) — (0.004) 1.000 0.37% 122,080 0.12% 0.28% 0.43%
— — — 1.000 0.01% 124,349 0.08% 0.01% 0.44%
(0.010) — (0.010) 1.000 0.82% 165,610 0.25% 0.76% 0.43%
(0.052) — (0.052) 1.000 5.32% 1,408,658 0.19% 5.19% 0.44%
(0.042) — (0.042) 1.000 4.27% 1,224,619 0.19% 4.19% 0.44%
(0.004) — (0.004) 1.000 0.41% 1,048,440 0.10% 0.44% 0.43%
— — — 1.000 0.01% 865,637 0.07% 0.01% 0.44%
(0.010) — (0.010) 1.000 0.89% 947,249 0.18% 0.84% 0.43%
(0.047) — (0.047) 1.000 4.79% 504,680 0.69% 4.69% 0.94%
(0.041) — (0.041) 1.000 4.14% 488,779 0.33% 4.21% 0.94%
(0.004) — (0.004) 1.000 0.38% 334,389 0.12% 0.41% 0.93%
— — — 1.000 0.01% 285,447 0.07% 0.01% 0.94%
(0.010) — (0.010) 1.000 0.84% 321,321 0.23% 0.75% 0.93%

Financial Highlights
For a share of capital stock outstanding throughout the periods indicated.

Amounts designated as “—” are 0 or have been rounded to 0.
Change in Net Assets
Resulting From Operations:
Net Asset
Value,
Beginning of
Period
Net
Investment
Income
(Loss)
Net
Realized and
Unrealized
Gains
(Losses)
on Investments
Total from
Investment
Activities
Limited Duration Fund
Investor Shares
Year Ended August 31, 2024 ..................................... $ 8.87 $ 0.25 $ 0.43 $ 0.68
Year Ended August 31, 2023 ..................................... 9.00 0.24
(e)
(0.12) 0.12
Year Ended August 31, 2022 ..................................... 9.70 0.13 (0.68) (0.55)
Year Ended August 31, 2021 ..................................... 9.79 0.12 (0.07) 0.05
Year Ended August 31, 2020 ..................................... 9.62 0.17 0.17 0.34
Institutional Shares
Year Ended August 31, 2024 ..................................... 8.86 0.27 0.43 0.70
Year Ended August 31, 2023 ..................................... 8.99 0.26
(e)
(0.12) 0.14
Year Ended August 31, 2022 ..................................... 9.69 0.15 (0.68) (0.53)
Year Ended August 31, 2021 ..................................... 9.79 0.14 (0.08) 0.06
Year Ended August 31, 2020 ..................................... 9.62 0.19 0.18 0.37
A Shares
Year Ended August 31, 2024 ..................................... 8.87 0.24 0.43 0.67
Year Ended August 31, 2023 ..................................... 9.01 0.23
(e)
(0.13) 0.10
Year Ended August 31, 2022 ..................................... 9.70 0.12 (0.66) (0.54)
Year Ended August 31, 2021 ..................................... 9.80 0.12 (0.08) 0.04
Year Ended August 31, 2020 ..................................... 9.62 0.17 0.18 0.35
(a) Annualized for periods less than one year, except for Portfolio Turnover.
(b) Not annualized for periods less than one year.
(c) During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e) Calculated using average shares.

Less Dividends From: Ratios/Supplemental Data
:
(a)
Dividends
from Net
Investment
Income
Distributions
from Net
Realized
Gains from
Investments
Total
Dividends and
Distributions
Net Asset
Value, End
of
Period
Total Return
(Excludes
Sales
Charge)
(b)
Net Assets
End
of Period
(000s)
Ratio of Net
Expenses to
Average Net
Assets
Ratio of Net
Investment
Income
(Loss) to
Average
Net Assets
Ratio of Gross
Expenses to
Average
Net Assets
(c)
Portfolio
Turnover
(d)
$ (0.26) $ — $ (0.26) $ 9.29 7.76% $ 3,627 0.96% 2.79% 1.22% 18%
(0.25) — (0.25) 8.87 1.33% 1,360 0.95% 2.67% 1.20% 21%
(0.15) — (0.15) 9.00 (5.72)% 2,336 0.82% 1.38% 1.08% 49%
(0.14) — (0.14) 9.70 0.52% 3,290 0.76% 1.24% 1.01% 74%
(0.17) — (0.17) 9.79 3.62% 3,941 0.69% 1.76% 0.94% 89%
(0.28) — (0.28) 9.28 8.02% 32,892 0.73% 3.03% 0.97% 18%
(0.27) — (0.27) 8.86 1.56% 30,082 0.71% 2.92% 0.95% 21%
(0.17) — (0.17) 8.99 (5.51)% 39,818 0.59% 1.58% 0.83% 49%
(0.16) — (0.16) 9.69 0.65% 77,455 0.52% 1.47% 0.76% 74%
(0.20) — (0.20) 9.79 3.87% 92,362 0.44% 1.98% 0.69% 89%
(0.25) — (0.25) 9.29 7.66% 1,640 1.05% 2.74% 1.06% 18%
(0.24) — (0.24) 8.87 1.13% 2,638 1.03% 2.61% 1.05% 21%
(0.15) — (0.15) 9.01 (5.63)% 2,643 0.84% 1.37% 0.93% 49%
(0.14) — (0.14) 9.70 0.42% 2,804 0.76% 1.22% 0.86% 74%
(0.17) — (0.17) 9.80 3.73% 952 0.68% 1.72% 0.79% 89%

Financial Highlights
For a share of capital stock outstanding throughout the periods indicated.

Amounts designated as “—” are 0 or have been rounded to 0.
Change in Net Assets
Resulting From Operations:
Net Asset
Value,
Beginning of
Period
Net
Investment
Income
(Loss)
Net
Realized and
Unrealized
Gains
(Losses)
on Investments
Total from
Investment
Activities
Bond Fund
Investor Shares
Year Ended August 31, 2024 ..................................... $ 8.28 $ 0.28 $ 0.33 $ 0.61
Year Ended August 31, 2023 ..................................... 8.64 0.23 (0.35) (0.12)
Year Ended August 31, 2022 ..................................... 9.98 0.18 (1.33) (1.15)
Year Ended August 31, 2021 ..................................... 10.12 0.17 (0.13) 0.04
Year Ended August 31, 2020 ..................................... 9.82 0.19 0.30 0.49
Institutional Shares
Year Ended August 31, 2024 ..................................... 8.26 0.30 0.33 0.63
Year Ended August 31, 2023 ..................................... 8.62 0.25 (0.35) (0.10)
Year Ended August 31, 2022 ..................................... 9.95 0.20 (1.32) (1.12)
Year Ended August 31, 2021 ..................................... 10.10 0.19 (0.14) 0.05
Year Ended August 31, 2020 ..................................... 9.80 0.21 0.31 0.52
A Shares
Year Ended August 31, 2024 ..................................... 8.28 0.28 0.33 0.61
Year Ended August 31, 2023 ..................................... 8.64 0.23 (0.35) (0.12)
Year Ended August 31, 2022 ..................................... 9.98 0.18 (1.33) (1.15)
Year Ended August 31, 2021 ..................................... 10.12 0.17 (0.13) 0.04
Year Ended August 31, 2020 ..................................... 9.82 0.19 0.30 0.49
(a) Annualized for periods less than one year, except for Portfolio Turnover.
(b) Not annualized for periods less than one year.
(c) During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

Less Dividends From: Ratios/Supplemental Data
:
(a)
Dividends
from Net
Investment
Income
Distributions
from Net
Realized
Gains from
Investments
Total
Dividends and
Distributions
Net Asset
Value, End
of
Period
Total Return
(Excludes
Sales
Charge)
(b)
Net Assets
End
of Period
(000s)
Ratio of Net
Expenses to
Average Net
Assets
Ratio of Net
Investment
Income
(Loss) to
Average
Net Assets
Ratio of Gross
Expenses to
Average
Net Assets
(c)
Portfolio
Turnover
(d)
$ (0.28) $ — $ (0.28) $ 8.61 7.53% $ 717 0.69% 3.36% 0.94% 36%
(0.24) — (0.24) 8.28 (1.42)% 1,009 0.72% 2.76% 0.97% 59%
(0.19) — (0.19) 8.64 (11.63)% 1,129 0.74% 1.93% 0.99% 38%
(0.18) — (0.18) 9.98 0.36% 1,435 0.72% 1.70% 0.97% 47%
(0.19) — (0.19) 10.12 5.07% 2,383 0.73% 1.86% 0.98% 65%
(0.30) — (0.30) 8.59 7.81% 122,690 0.45% 3.61% 0.70% 36%
(0.26) — (0.26) 8.26 (1.19)% 120,355 0.47% 3.02% 0.72% 59%
(0.21) — (0.21) 8.62 (11.35)% 129,062 0.49% 2.19% 0.74% 38%
(0.20) — (0.20) 9.95 0.51% 108,453 0.47% 1.95% 0.72% 47%
(0.22) — (0.22) 10.10 5.34% 94,112 0.48% 2.14% 0.73% 65%
(0.28) — (0.28) 8.61 7.53% 59 0.70% 3.36% 0.80% 36%
(0.24) — (0.24) 8.28 (1.42)% 55 0.72% 2.77% 0.82% 59%
(0.19) — (0.19) 8.64 (11.63)% 57 0.74% 1.93% 0.84% 38%
(0.18) — (0.18) 9.98 0.36% 67 0.72% 1.70% 0.82% 47%
(0.19) — (0.19) 10.12 5.07% 60 0.73% 1.91% 0.83% 65%

Financial Highlights
For a share of capital stock outstanding throughout the periods indicated.

Amounts designated as “—” are 0 or have been rounded to 0.
Change in Net Assets
Resulting From Operations:
Net Asset
Value,
Beginning of
Period
Net
Investment
Income
(Loss)
(b)
Net
Realized and
Unrealized
Gains
(Losses)
on Investments
Total from
Investment
Activities
Strategic Enhanced Yield Fund
Investor Shares
Year Ended August 31, 2024 ..................................... $ 8.58 $ 0.43 $ 0.40 $ 0.83
Year Ended August 31, 2023 ..................................... 9.19 0.36 (0.61) (0.25)
Year Ended August 31, 2022 ..................................... 10.49 0.25 (1.28) (1.03)
Year Ended August 31, 2021 ..................................... 10.82 0.18 (0.16) 0.02
Year Ended August 31, 2020 ..................................... 10.70 0.19 0.28 0.47
Institutional Shares
Year Ended August 31, 2024 ..................................... 8.47 0.42 0.41 0.83
Year Ended August 31, 2023 ..................................... 9.06 0.38 (0.59) (0.21)
Year Ended August 31, 2022 ..................................... 10.35 0.27 (1.27) (1.00)
Year Ended August 31, 2021 ..................................... 10.67 0.21 (0.15) 0.06
Year Ended August 31, 2020 ..................................... 10.56 0.21 0.27 0.48
A Shares
Year Ended August 31, 2024 ..................................... 8.47 0.41 0.40 0.81
Year Ended August 31, 2023 ..................................... 9.07 0.36 (0.60) (0.24)
Year Ended August 31, 2022 ..................................... 10.35 0.24 (1.25) (1.01)
Year Ended August 31, 2021 ..................................... 10.67 0.18 (0.15) 0.03
Year Ended August 31, 2020 ..................................... 10.56 0.20 0.25 0.45
(a) Annualized for periods less than one year, except for Portfolio Turnover.
(b) Calculated using average shares.
(c) Not annualized for periods less than one year.
(d) During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(e) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

Less Dividends From: Ratios/Supplemental Data
:
(a)
Dividends
from Net
Investment
Income
Distributions
from Net
Realized
Gains from
Investments
Total
Dividends and
Distributions
Net Asset
Value, End
of
Period
Total Return
(Excludes
Sales
Charge)
(c)
Net Assets
End
of Period
(000s)
Ratio of Net
Expenses to
Average Net
Assets
Ratio of Net
Investment
Income
(Loss) to
Average
Net Assets
Ratio of Gross
Expenses to
Average
Net Assets
(d)
Portfolio
Turnover
(e)
$ (0.42) $ — $ (0.42) $ 8.99 9.94% $ 25 1.01% 4.98% 3.40% 55%
(0.36) — (0.36) 8.58 (2.69)% 346 1.01% 4.11% 2.99% 159%
(0.27) — (0.27) 9.19 (9.93)% 528 1.01% 2.51% 2.07% 18%
(0.17) (0.18) (0.35) 10.49 0.22% 1,132 1.01% 1.67% 1.66% 129%
(0.20) (0.15) (0.35) 10.82 4.47% 2,178 1.01% 1.82% 2.05% 96%
(0.43) — (0.43) 8.87 10.16% 14,646 0.76% 4.94% 2.37% 55%
(0.38) — (0.38) 8.47 (2.31)% 4,514 0.76% 4.34% 2.74% 159%
(0.29) — (0.29) 9.06 (9.78)% 9,377 0.76% 2.77% 1.82% 18%
(0.20) (0.18) (0.38) 10.35 0.55% 19,579 0.76% 2.01% 1.42% 129%
(0.22) (0.15) (0.37) 10.67 4.66% 17,335 0.76% 2.00% 1.77% 96%
(0.41) — (0.41) 8.87 9.89% 127 1.01% 4.83% 2.82% 55%
(0.36) — (0.36) 8.47 (2.66)% 131 1.01% 4.13% 2.84% 159%
(0.27) — (0.27) 9.07 (9.91)% 159 1.01% 2.43% 1.83% 18%
(0.17) (0.18) (0.35) 10.35 0.30% 917 1.01% 1.75% 1.52% 129%
(0.19) (0.15) (0.34) 10.67 4.41% 393 1.01% 1.94% 1.97% 96%

Financial Highlights
For a share of capital stock outstanding throughout the periods indicated.

Amounts designated as “—” are 0 or have been rounded to 0.
Change in Net Assets
Resulting From Operations:
Net Asset
Value,
Beginning of
Period
Net
Investment
Income
(Loss)
Net
Realized and
Unrealized
Gains
(Losses)
on Investments
Total from
Investment
Activities
Ultra Short Tax-Free Income Fund
Investor Shares
Year Ended August 31, 2024 ..................................... $ 9.97 $ 0.29
(e)
$ 0.04 $ 0.33
Year Ended August 31, 2023 ..................................... 9.87 0.11
(e)
0.12 0.23
Year Ended August 31, 2022 ..................................... 9.97 (0.01)
(e)
(0.09) (0.10)
Year Ended August 31, 2021 ..................................... 10.00 (0.03)
(e)
— (0.03)
Year Ended August 31, 2020 ..................................... 10.00 0.06 — 0.06
Institutional Shares
Year Ended August 31, 2024 ..................................... 10.02 0.33
(e)
0.02 0.35
Year Ended August 31, 2023 ..................................... 9.92 0.15
(e)
0.11 0.26
Year Ended August 31, 2022 ..................................... 10.01 0.01
(e)
(0.08) (0.07)
Year Ended August 31, 2021 ..................................... 10.01 —
(e)
— —
Year Ended August 31, 2020 ..................................... 10.01 0.09 — 0.09
A Shares
Year Ended August 31, 2024 ..................................... 9.99 0.31
(e)
0.02 0.33
Year Ended August 31, 2023 ..................................... 9.89 0.12
(e)
0.11 0.23
Year Ended August 31, 2022 ..................................... 9.98 —
(e)
(0.09) (0.09)
Year Ended August 31, 2021 ..................................... 10.01 (0.03)
(e)
— (0.03)
Year Ended August 31, 2020 ..................................... 10.01 0.06 — 0.06
(a) Annualized for periods less than one year, except for Portfolio Turnover.
(b) Not annualized for periods less than one year.
(c) During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e) Calculated using average shares.

Less Dividends From: Ratios/Supplemental Data
:
(a)
Dividends
from Net
Investment
Income
Distributions
from Net
Realized
Gains from
Investments
Total
Dividends and
Distributions
Net Asset
Value, End
of
Period
Total Return
(Excludes
Sales
Charge)
(b)
Net Assets
End
of Period
(000s)
Ratio of Net
Expenses to
Average Net
Assets
Ratio of Net
Investment
Income
(Loss) to
Average
Net Assets
Ratio of Gross
Expenses to
Average
Net Assets
(c)
Portfolio
Turnover
(d)
$ (0.31) $ — $ (0.31) $ 9.99 3.37% $ 2 0.60% 2.96% 1.44% 130%
(0.13) — (0.13) 9.97 2.37% 9 0.60% 1.15% 1.35% 96%
— — — 9.87 (0.95)% 103 0.60% (0.10)% 1.28% 96%
— — — 9.97 (0.30)% 105 0.60% (0.28)% 1.07% 130%
(0.06) — (0.06) 10.00 0.64% 539 0.60% 0.53% 1.16% 129%
(0.33) — (0.33) 10.04 3.58% 10,366 0.35% 3.30% 1.32% 130%
(0.16) — (0.16) 10.02 2.63% 16,354 0.35% 1.51% 1.10% 96%
(0.02) — (0.02) 9.92 (0.74)% 26,566 0.35% 0.14% 1.03% 96%
— — — 10.01 0.01% 32,512 0.35% (0.04)% 0.82% 130%
(0.09) — (0.09) 10.01 0.89% 38,955 0.35% 0.81% 0.92% 129%
(0.31) — (0.31) 10.01 3.33% 17 0.60% 3.09% 1.43% 130%
(0.13) — (0.13) 9.99 2.37% 17 0.60% 1.17% 1.20% 96%
— — — 9.89 (0.85)% 44 0.60% (0.04)% 1.16% 96%
— — — 9.98 (0.30)% 17 0.60% (0.28)% 0.92% 130%
(0.06) — (0.06) 10.01 0.64% 17 0.60% 0.65% 1.04% 129%

Financial Highlights
For a share of capital stock outstanding throughout the periods indicated.

Amounts designated as “—” are 0 or have been rounded to 0.
Change in Net Assets
Resulting From Operations:
Net Asset
Value,
Beginning of
Period
Net
Investment
Income
(Loss)
Net
Realized and
Unrealized
Gains
(Losses)
on Investments
Total from
Investment
Activities
World Energy Fund
Investor Shares
Year Ended August 31, 2024 ..................................... $ 13.55 $ 0.27 $ 0.23 $ 0.50
Year Ended August 31, 2023 ..................................... 12.52 0.28
(e)
1.02 1.30
Year Ended August 31, 2022 ..................................... 8.89 0.20
(e)
3.62 3.82
Year Ended August 31, 2021 ..................................... 6.16 0.13 2.71 2.84
Year Ended August 31, 2020 ..................................... 6.71 0.10 (0.51) (0.41)
Institutional Shares
Year Ended August 31, 2024 ..................................... 13.56 0.30 0.23 0.53
Year Ended August 31, 2023 ..................................... 12.53 0.31
(e)
1.03 1.34
Year Ended August 31, 2022 ..................................... 8.89 0.23
(e)
3.63 3.86
Year Ended August 31, 2021 ..................................... 6.16 0.14 2.72 2.86
Year Ended August 31, 2020 ..................................... 6.72 0.13 (0.53) (0.40)
A Shares
Year Ended August 31, 2024 ..................................... 13.52 0.27 0.22 0.49
Year Ended August 31, 2023 ..................................... 12.49 0.28
(e)
1.03 1.31
Year Ended August 31, 2022 ..................................... 8.86 0.20
(e)
3.62 3.82
Year Ended August 31, 2021 ..................................... 6.15 0.13 2.70 2.83
Year Ended August 31, 2020 ..................................... 6.70 0.11 (0.52) (0.41)
C Shares
Year Ended August 31, 2024 ..................................... 13.39 0.18 0.20 0.38
Year Ended August 31, 2023 ..................................... 12.37 0.19
(e)
1.01 1.20
Year Ended August 31, 2022 ..................................... 8.78 0.13
(e)
3.57 3.70
Year Ended August 31, 2021 ..................................... 6.10 0.08 2.67 2.75
Year Ended August 31, 2020 ..................................... 6.64 0.05 (0.51) (0.46)
(a) Annualized for periods less than one year, except for Portfolio Turnover.
(b) Not annualized for periods less than one year.
(c) During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e) Calculated using average shares.

Less Dividends From: Ratios/Supplemental Data
:
(a)
Dividends
from Net
Investment
Income
Distributions
from Net
Realized
Gains from
Investments
Total
Dividends and
Distributions
Net Asset
Value, End
of
Period
Total Return
(Excludes
Sales
Charge)
(b)
Net Assets
End
of Period
(000s)
Ratio of Net
Expenses to
Average Net
Assets
Ratio of Net
Investment
Income
(Loss) to
Average
Net Assets
Ratio of Gross
Expenses to
Average
Net Assets
(c)
Portfolio
Turnover
(d)
$ (0.26) $ — $ (0.26) $ 13.79 3.67% $ 17,169 1.15% 1.94% 1.43% 161%
(0.27) — (0.27) 13.55 10.72% 19,478 1.15% 2.31% 1.46% 166%
(0.19) — (0.19) 12.52 43.38% 25,003 1.15% 1.99% 1.57% 192%
(0.11) — (0.11) 8.89 46.49% 6,895 1.15% 1.69% 1.96% 174%
(0.14) — (0.14) 6.16 (6.19)% 2,984 1.15% 1.68% 2.18% 191%
(0.29) — (0.29) 13.80 3.92% 70,221 0.90% 2.26% 1.18% 161%
(0.31) — (0.31) 13.56 11.02% 56,537 0.90% 2.49% 1.21% 166%
(0.22) — (0.22) 12.53 43.81% 37,866 0.90% 2.16% 1.34% 192%
(0.13) — (0.13) 8.89 46.78% 15,641 0.90% 1.88% 1.69% 174%
(0.16) — (0.16) 6.16 (5.91)% 6,254 0.90% 1.82% 1.89% 191%
(0.26) — (0.26) 13.75 3.61% 2,894 1.15% 1.98% 1.28% 161%
(0.28) — (0.28) 13.52 10.77% 2,826 1.15% 2.23% 1.31% 166%
(0.19) — (0.19) 12.49 43.54% 3,170 1.15% 1.88% 1.47% 192%
(0.12) — (0.12) 8.86 46.33% 2,216 1.15% 1.54% 1.83% 174%
(0.14) — (0.14) 6.15 (6.13)% 1,867 1.15% 1.66% 2.02% 191%
(0.17) — (0.17) 13.60 2.82% 7,603 1.90% 1.28% 2.18% 161%
(0.18) — (0.18) 13.39 9.93% 6,110 1.90% 1.55% 2.21% 166%
(0.11) — (0.11) 12.37 42.42% 4,713 1.90% 1.13% 2.35% 192%
(0.07) — (0.07) 8.78 45.25% 3,101 1.90% 0.94% 2.74% 174%
(0.08) — (0.08) 6.10 (6.89)% 2,458 1.90% 0.87% 2.91% 191%

Financial Highlights
For a share of capital stock outstanding throughout the periods indicated.

Amounts designated as “—” are 0 or have been rounded to 0.
Change in Net Assets
Resulting From Operations:
Net Asset
Value,
Beginning of
Period
Net
Investment
Income
(Loss)
(b)
Net
Realized and
Unrealized
Gains
(Losses)
on Investments
Total from
Investment
Activities
Hedged Income Fund
Investor Shares
Year Ended August 31, 2024 ..................................... $ 10.35 $ 0.15
(b)
$ 0.93 $ 1.08
Year Ended August 31, 2023 ..................................... 9.93 0.23
(b)
0.42 0.65
Year Ended August 31, 2022 ..................................... 10.81 0.19
(b)
(0.88) (0.69)
December 28, 2020
(f)
through August 31, 2021 ......................... 10.00 0.14 0.74 0.88
Institutional Shares
Year Ended August 31, 2024 ..................................... 10.35 0.17
(b)
0.93 1.10
Year Ended August 31, 2023 ..................................... 9.93 0.25
(b)
0.42 0.67
Year Ended August 31, 2022 ..................................... 10.82 0.23
(b)
(0.91) (0.68)
December 28, 2020
(f)
through August 31, 2021 ......................... 10.00 0.15 0.75 0.90
A Shares
Year Ended August 31, 2024 ..................................... 10.35 0.14
(b)
0.92 1.06
Year Ended August 31, 2023 ..................................... 9.91 0.23
(b)
0.43 0.66
Year Ended August 31, 2022 ..................................... 10.80 0.20
(b)
(0.90) (0.70)
December 28, 2020
(f)
through August 31, 2021 ......................... 10.00 0.14 0.74 0.88
(a) Annualized for periods less than one year, except for Portfolio Turnover.
(b) Calculated using average shares.
(c) Not annualized for periods less than one year.
(d) During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(e) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(f) Commencement of operations.

Less Dividends From: Ratios/Supplemental Data
:
(a)
Dividends
from Net
Investment
Income
Distributions
from Net
Realized
Gains from
Investments
Total
Dividends and
Distributions
Net Asset
Value, End
of
Period
Total Return
(Excludes
Sales
Charge)
(c)
Net Assets
End
of Period
(000s)
Ratio of Net
Expenses to
Average Net
Assets
Ratio of Net
Investment
Income
(Loss) to
Average
Net Assets
Ratio of Gross
Expenses to
Average
Net Assets
(d)
Portfolio
Turnover
(e )
$ (0.16) $ — $ (0.16) $ 11.27 10.55% $ 85 1.35% 1.42% 1.81% 44%
(0.23) — (0.23) 10.35 6.61% 164 1.35% 2.24% 1.79% 30%
(0.19) — (0.19) 9.93 (6.47)% 309 1.35% 1.86% 1.98% 18%
(0.07) — (0.07) 10.81 8.79% 1,438 1.35% 1.90% 2.26% 23%
(0.19) — (0.19) 11.26 10.83% 26,901 1.10% 1.60% 1.56% 44%
(0.25) — (0.25) 10.35 6.92% 31,802 1.10% 2.47% 1.54% 30%
(0.21) — (0.21) 9.93 (6.31)% 33,178 1.10% 2.21% 1.69% 18%
(0.08) — (0.08) 10.82 9.04% 23,042 1.10% 2.14% 2.01% 23%
(0.16) — (0.16) 11.25 10.36% 1,181 1.35% 1.31% 1.65% 44%
(0.22) — (0.22) 10.35 6.71% 916 1.35% 2.24% 1.64% 30%
(0.19) — (0.19) 9.91 (6.51)% 1,785 1.35% 1.94% 1.75% 18%
(0.08) — (0.08) 10.80 8.77% 1,709 1.35% 1.88% 2.11% 23%

Report of Independent Registered Public Accounting Firm
August 31, 2024

To the Shareholders and Board of Trustees of
Cavanal Hill Funds:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the Cavanal Hill Funds listed in the Appendix (collectively, the Funds), including the schedules of portfolio investments, as of August 31, 2024, the related statements of operations, the statements of changes in net assets, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods listed in the Appendix. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of August 31, 2024, the results of their operations, the changes in their net assets, and the financial highlights for each of the years or periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights.
Such procedures also included confirmation of securities owned as of August 31, 2024, by correspondence with custodians and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Cavanal Hill Funds investment companies since 1990.
Columbus, Ohio
October 28, 2024

Appendix

Fund Financial Statement Period
U.S. Treasury Fund
Statement of Operations
Statements of Changes in Net Assets
Financial Highlights
Year ended August 31, 2024.
Two years ended August 31, 2024.
Five years ended August 31, 2024.
Government Securities Money Market Fund
Statement of Operations
Statements of Changes in Net Assets
Financial Highlights
Year ended August 31, 2024.
Two years ended August 31, 2024.
Five years ended August 31, 2024.
Limited Duration Fund
Statement of Operations
Statements of Changes in Net Assets
Financial Highlights
Year ended August 31, 2024.
Two years ended August 31, 2024.
Five years ended August 31, 2024.
Bond Fund
Statement of Operations
Statements of Changes in Net Assets
Financial Highlights
Year ended August 31, 2024.
Two years ended August 31, 2024.
Five years ended August 31, 2024.
Strategic Enhanced Yield Fund
Statement of Operations
Statements of Changes in Net Assets
Financial Highlights
Year ended August 31, 2024.
Two years ended August 31, 2024.
Five years ended August 31, 2024.
Ultra Short Tax-Free Income Fund
Statement of Operations
Statements of Changes in Net Assets
Financial Highlights
Year ended August 31, 2024.
Two years ended August 31, 2024.
Five years ended August 31, 2024.
World Energy Fund
Statement of Operations
Statements of Changes in Net Assets
Financial Highlights
Year ended August 31, 2024.
Two years ended August 31, 2024.
Five years ended August 31, 2024.
Hedged Income Fund
Statement of Operations
Statements of Changes in Net Assets
Financial Highlights
Year ended August 31, 2024.
Two years ended August 31, 2024.
Three years ended August 31, 2024 and for the period December 28, 2020
(commencement of operations) through August 31, 2021.

Additional Fund Information (Unaudited)
August 31, 2024
Notification of Sources of Distributions Pursuant to Rule 19a-1 under the investment Company Act of 1940:
As noted in the table below, during the fiscal year ending August 31, 2024, certain Funds made distributions to shareholders from net income in excess of that which was earned for book purposes (capital sources).* Distributions are not anticipated to exceed earnings for U.S. income tax purposes. As of August 31, 2024, the sources of these distributions were as follows (amounts represent dollars per share):
*Capital gains and losses from periodic repayment of bond principal are recognized as income for book purposes but, for U.S. income tax purposes, are distributed to shareholders from net capital gains. Final 2024 tax information for the Funds will be mailed to shareholders next year by January 31, 2025. Accordingly, shareholders should not use the information provided in this notice for tax reporting purposes.
Other Federal Income Tax Information:
For the year ended August 31, 2024, a portion of the ordinary income distributions paid by the Funds may be qualified dividend income. The Funds intend to designate the maximum amount allowable. Complete information will be reported in conjunction with the 2023 Form 1099-DIV.
For corporate shareholders, the following percentage of the total ordinary income distributions paid during the fiscal year ended August 31, 2024, qualify for the corporate dividends received deduction for the following Funds:
For the year ended August 31, 2024, the following Funds paid dividends, a portion of which may be subject to a maximum tax rate of 23.8%:
The Ultra Short Tax-Free Income Fund designated $409,923 of its income distributions as tax-exempt distributions for the year ended August 31, 2024.
For the year ended August 31, 2024, certain Funds designate the maximum amount allowable but not less than the following amounts as interest-related dividends in accordance with Section 871(k)(1) and 881(e) of the Internal Revenue Code:
Fund Net Income Capital Sources
Total
Distributions
Bond Fund – Investor Shares ................................................... 0.27904 0.00020 0.27924
Bond Fund – Institutional Shares ................................................ 0.29905 0.00021 0.29926
Bond Fund – Class A ........................................................ 0.27928 0.00020 0.27948
Fund Percentage
World Energy Fund ....................................................................................... 94.12%
Fund Percentage
World Energy Fund ....................................................................................... 100.00%
Fund Amount
U.S. Treasury Fund ....................................................................................... $ 84,819,302
Government Securities Money Market Fund ...................................................................... 129, 445 , 180
Limited Duration Fund ..................................................................................... 949,703
Bond Fund ............................................................................................. 3,986,305
Strategic Enhanced Yield Fund ............................................................................... 241,614
Ultra Short Tax-Free Income Fund ............................................................................. 13,233
World Energy Fund ....................................................................................... 169,199
Hedged Income Fund ..................................................................................... 21,506

Additional Fund Information (Unaudited)
August 31, 2024
Continued
Continued
REVIEW AND APPROVAL OF THE FUNDS’ ADVISORY AGREEMENT
The Trust’s investment advisory agreement (the “Advisory Agreement”) with Cavanal Hill Investment Management, Inc. (the “Adviser”) was formally considered and approved by the Board of Trustees at a meeting held on July 25, 2024. The Trustees reviewed extensive material throughout the year in connection with their consideration of the Advisory Agreement. In connection with such approval, the Trustees, reviewed data produced by an independent provider of mutual fund data (as assembled by the
Funds’ sub-administrator) which provided comparisons to industry averages for comparable funds for advisory fees and total fund expenses. The information provided to the Trustees at the meeting also included a report from an independent evaluator of brokerage practices and best execution. The Board was assisted in its review by independent legal counsel, as well as Counsel to the Funds, which provided a memorandum detailing the legal standards for review of the Advisory Agreement. The Board received a detailed presentation by the Adviser, which included a fund-by-fund analysis of performance and profitability. The Board also deliberated outside the presence of management and the Adviser.
In their deliberations, each Trustee attributed different weights to various factors involved in an analysis of whether the Investment Advisory Agreement should be amended and continued, and no factor alone was considered determinative. The Trustees, including a majority of independent Trustees, determined that the overall arrangement between the Trust and the Adviser, as provided in the Advisory Agreement, was fair and reasonable and that the continuance of the Advisory Agreement was in the best interests of each Fund and its shareholders.
The matters addressed below were considered and discussed by the Trustees in reaching their conclusions:
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent, and quality of the services provided to each Fund under the Advisory Agreement. The
Trustees took into account information furnished throughout the year at Board meetings, as well as materials furnished specifically in connection with the annual review process. The Adviser’s senior management and portfolio managers presented information to the Trustees at Board meetings and discussed the Funds’ performance and the Funds’ investment objectives, strategies and outlook. The Trustees considered the background and experience of the Adviser’s senior management and the expertise of investment personnel of the Adviser responsible for the day-to-day management of each Fund. The Trustees also considered the Adviser’s research and portfolio management capabilities, oversight of day-to-day Fund operations, including fund accounting and administration, shareholder communications, regulatory and other reporting, and assistance in meeting legal and regulatory requirements. Materials provided throughout the year covered matters such as compliance of portfolio managers and other management personnel with the code of ethics and the adherence to fair pricing procedures. Consideration was given to the overall performance of the Adviser in light of the economy. The Trustees concluded that the nature, extent, and quality of services under the Advisory Agreement were appropriate and consistent with industry norms.
Investment Performance
Investment performance reports and related financial information for the Funds were discussed throughout the year and were presented in association with the renewal.
The Trustees considered performance results of each Fund in absolute terms and relative to each Fund’s peer group as reported by Lipper. One, three, five and ten-year performance data was presented. The Trustees discussed with the Adviser the performance goals and the actual results achieved in managing the Funds as well as the effect of market conditions on the Funds.
The Cavanal Hill Government Securities Money Market Fund ended the period at $2,762,671,434.23, up 7% from a year earlier; the Cavanal Hill US Treasury Fund totaled
$1,574,486,458.03, a 6% decline. Lipper peer group rankings for the Cavanal Hill Government Securities Money Market Fund were as follows: Administrative Class, 78;
Institutional Class, 52; Premier Class, 89; Select Class, 41. Peer rankings for the Cavanal Hill US Treasury Fund were as follows: Administrative Class, 84; Institutional
Class, 54; Select Class, 32.
The Limited Duration Fund Institutional share class was in the 43rd percentile in its peer group for the one-year period. A greater allocation to credit, particularly in asset-
backed securities, was positive for the Fund, as was a slightly longer duration exposure versus peers in the 2nd half of the year. However, an underweight to corporate bonds detracted from performance. The Moderate Duration Fund (merged out of existence in July 2024) Institutional share class was in the 65th percentile in its Lipper peer group for the one-year period. The Fund’s duration, at the very high end of its peer group, hurt its performance and was a key factor in deciding to merge the Fund out of existence.
The Bond Fund Institutional share class was in the 40th percentile for the one-year period. An overweight to asset-backed securities, as well as to taxable municipals, was beneficial to the Fund as credit was strong. Duration extension of the Fund was well timed, enhancing performance. The Strategic Enhanced Yield Fund’s YTD return was
0.41%, which significantly outperformed the benchmark return of -1.70%. The Fund’s shorter duration target reduced the negative effects of rising interest rates, while the
Emerging Market Debt and High Yield Securities were positive contributors to the Fund’s positive return. The Fund’s Treasury holdings increased throughout the year but are still underweighted against the benchmark’s treasury allocation, with the Emerging Market Debt and High Yield Securities sectors accounting for more than 25% of the
Fund’s portfolio. The Ultra Short Tax-Free Income Fund was in the 29th percentile of the Lipper Short Municipal Fund group for the year. The Fund's outperformance was due to the short duration; the investment mix of variable rate demand notes (VRDNs) and fixed rate paper positively impacted performance, as rates in the short end of the muni market rose throughout the period.
As of May 31, 2024, the Institutional class shares of the World Energy Fund had a Morningstar percentile ranking of 45th for the one-year period. Over a longer-term horizon, the Fund ranks #1 for the ten-year period in Morningstar as of May 31, 2024. The Fund is categorized in the Global Natural Resources category as Lipper does not have an energy category. In 2024, the Fund won the 2024 5-year LSEG Lipper Fund award for the Global Natural Resources category and, as of May 31, 2024, the Fund was a 5-star Morningstar Fund. The Hedged Income Fund performance is equally reflective of both Lavaca and Cavanal Hill Investment Management. The Fund’s trailing 1-year return as of 5/31/24 was 12.34%, which outperformed the benchmark (CBOE S&P 500 BuyWrite Monthly Index) by more than 300 basis points. The Fund’s investment objective is to provide current income with the potential for long term capital appreciation with less volatility than the broad equity market. Accordingly, the Fund’s standard deviation of daily returns was 0.47% compared with 0.72% for the S&P 500 Index.

Additional Fund Information (Unaudited)
August 31, 2024
Concluded
Cost of Services and Profits Realized by Cavanal Hill Investment Management, Inc. and its Affiliates
The Trustees also considered peer group comparable information with respect to the investment advisory fees charged by the Adviser to each of the Funds. Information on voluntary fee waivers was presented and considered. The Trustees reviewed administration, custody and distributor fees received, respectively, by the Adviser and its affiliates, BOKF, NA and Cavanal Hill Distributors, Inc. and selling agreement fees earned by BOKF, NA and BOK Financial Securities, Inc. The Trustees also considered the fallout benefits to the Adviser of soft dollars based on presentations to the Board. The Trustees also reviewed profitability information provided by the Adviser with respect to investment advisory, administration, distribution and custody services to each Fund. The Trustees recognized that the data presented was not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and were calculated using an allocation methodology developed by the Adviser. In reviewing the analysis, attention was given to the methodology followed in allocating costs to the Funds, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In reviewing and discussing such analysis, management discussed with the Trustees its belief that costs incurred in establishing and maintaining the infrastructure necessary to support mutual fund operations conducted by the Adviser affect the expenses allocated to the Funds in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The
Trustees also took into account the need to meet regulatory and compliance requirements resulting from the Sarbanes-Oxley Act, SEC and other regulatory requirements.
The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts, because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, and numerous assumptions regarding allocations. However, the Lipper peer group report reflected that investment advisory fees charged by the Adviser were generally in line with median fees. The investment advisory fees, net of waivers and expenses, with respect to the Funds, were equal to or below the median for all fund classes. The
Trustees analyzed the fees paid to the Adviser in light of performance and the services provided, and in light of profitability to the Adviser. Based on their review, the Trustees concluded that the fees paid to, and the profitability of, Cavanal Hill Investment Management, Inc. under the Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.
Economies of Scale
Finally, the Trustees considered whether fee levels reflect economies of scale and whether economies of scale would be produced by the growth of the Trust’s assets. The
Trustees concluded that the Funds had not yet attained sufficient size to realize material economies of scale. The Trustees further concluded that current asset levels of the
Funds did not warrant formal contractual breakpoints. The Trustees determined that their review of potential economies of scale supported their decision to approve the
Advisory Agreement.

Ann-08/24

(b)           The Financial Highlights are included as a part of the Financial Statements filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Changes in and disagreements with accountants, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Renumeration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Investment Advisory Contract is a part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)           The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)           There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

                Not applicable.

Item 19. Exhibits.

(a)(1)      The Code of Ethics is attached hereto.

(a)(2)      Not applicable.

(a)(3)      The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(b)           The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Cavanal Hill Funds

By (Signature and Title)   /s/ Bill King
                                                Bill King, President (Principal Executive Officer)

Date  October 30, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Bill King
                                                Bill King, President (Principal Executive Officer)

Date October 30, 2024

By (Signature and Title) /s/ Jerica Newbill
                                                Jerica Newbill, Treasurer (Principal Financial Officer)

Date October 30, 2024